UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08390
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2007

Item 1. Schedule of Investments

Eaton Vance Cash Management Fund as of July 31, 2007 (Unaudited)

Eaton Vance Cash Management Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $155,771,271 and the Fund owned approximately 9.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Money Market Fund as of July 31, 2007 (Unaudited)

Eaton Vance Money Market Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $50,480,139 and the Fund owned approximately 3.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Cash Management Portfolio                                                                                                                  as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 4.7%

Principal
Amount
(000’s omitted)	Security	Value
$7,657	AMCAR, Series 2007-BF, Class A1, 5.32%, 5/6/08	$7,656,813
16,491	CARAT, Series 2007-1, Class A1, 5.325%, 5/15/08 (1)	16,490,875
8,185	CARMX, Series 2007-2, Class A1, 5.328%, 6/16/08	8,184,948
18,042	DTAOT, Series 2007-A, Class A1, 5.343%, 5/15/08 (1)	18,042,022
18,214	FORDO, Series 2007-A, Class A1, 5.349%, 7/15/08 (1)	18,213,747
9,738	TAROT, Series 2007-A, Class A1, 5.303%, 6/12/08	9,738,100
Total Asset Backed Securities (amortized cost $78,326,505)		$78,326,505

Certificates of Deposit — 6.5%

Principal Amount (000’s omitted)	Security	Value
$21,000	Deutsche Bank, NY, 5.40%, 4/24/08 (2)	$21,000,000
38,000	Royal Bank of Scotland, NY, 5.42%, 7/11/08 (2)	38,000,000
50,000	Societe Generale, NY, 5.40%, 7/7/08 (2)	50,000,000
Total Certificates of Deposit (amortized cost $109,000,000)		$109,000,000

Commercial Paper — 69.2%

Principal
Amount
(000’s omitted)	Security	Value
Automotive — 1.0%
$16,900	American Honda Motor Corp., 5.26%, 8/13/07	$16,870,369
		$16,870,369
Banks and Money Services — 56.2%
$14,800	Abbey National, LLC, 5.275%, 8/20/07	$14,758,796
21,000	BankAmerica Corp., 5.25%, 10/4/07	20,804,000
25,000	BankAmerica Corp., 5.28%, 8/1/07	25,000,000
25,000	BankAmerica Corp., 5.28%, 8/8/07	24,974,334
7,007	Barton Capital Corp., LLC, 5.27%, 8/2/07 (1)	7,005,974
9,598	Barton Capital Corp., LLC, 5.27%, 8/9/07 (1)	9,586,760
36,650	Barton Capital Corp., LLC, 5.27%, 8/13/07 (1)	36,585,618
9,880	Barton Capital Corp., LLC, 5.28%, 8/3/07 (1)	9,877,102
15,250	CAFCO, LLC, 5.27%, 8/7/07 (1)	15,236,605
23,000	CAFCO, LLC, 5.27%, 9/5/07 (1)	22,882,157
30,000	CAFCO, LLC, 5.28%, 9/5/07 (1)	29,846,000
60,000	CIESCO, LLC, 5.26%, 8/6/07 (1)	59,956,167

1

$12,600	CIESCO, LLC, 5.27%, 8/27/07 (1)	$12,552,043
34,500	CIT Group, Inc., 5.235%, 9/21/07 (1)	34,244,140
17,075	CIT Group, Inc., 5.27%, 8/15/07 (1)	17,040,006
13,857	CIT Group, Inc., 5.31%, 8/20/07 (1)	13,818,166
16,000	Countrywide Financial Corp., 5.30%, 8/30/07	15,931,689
32,000	Countrywide Financial Corp., 5.31%, 8/2/07	31,995,280
24,225	CRC Funding, LLC, 5.28%, 9/7/07 (1)	24,093,539
15,000	CRC Funding, LLC, 5.30%, 8/21/07 (1)	14,955,833
33,000	CRC Funding, LLC, 5.30%, 8/23/07 (1)	32,893,117
12,350	ING (U.S.) Funding, LLC, 5.25%, 10/9/07	12,225,728
12,923	ING (U.S.) Funding, LLC, 5.29%, 8/9/07	12,907,808
22,000	KittyHawk Funding Corp., 5.29%, 8/15/07 (1)	21,954,741
40,000	Metropolitan-Life Funding, Inc., 5.25%, 8/21/07	39,883,333
44,324	Nestle Capital Corp., 5.35%, 8/2/07 (1)	44,317,413
7,500	Old Line Funding, LLC, 5.27%, 10/12/07 (1)	7,420,950
25,000	Old Line Funding, LLC, 5.28%, 8/8/07 (1)	24,974,334
9,875	Old Line Funding, LLC, 5.28%, 8/15/07 (1)	9,854,723
17,620	Old Line Funding, LLC, 5.30%, 8/1/07 (1)	17,620,000
15,000	Old Line Funding, LLC, 5.30%, 8/9/07 (1)	14,982,333
26,000	Prudential Financial, 5.30%, 8/1/07	26,000,000
27,000	Prudential Financial, 5.30%, 8/8/07	26,972,175
26,000	Ranger Funding Co., LLC, 5.275%, 8/1/07 (1)	26,000,000
12,600	Sheffield Receivables Corp., 5.28%, 8/2/07 (1)	12,598,152
23,147	Sheffield Receivables Corp., 5.28%, 8/3/07 (1)	23,140,210
16,650	Sheffield Receivables Corp., 5.30%, 8/24/07 (1)	16,593,621
20,000	Sheffield Receivables Corp., 5.35%, 8/6/07 (1)	19,985,139
27,000	UBS Finance Delaware, LLC, 5.23%, 8/9/07	26,968,620
18,350	UBS Finance Delaware, LLC, 5.255%, 10/9/07	18,165,177
4,898	UBS Finance Delaware, LLC, 5.27%, 8/1/07	4,898,000
15,000	Yorktown Capital, LLC, 5.27%, 8/1/07 (1)	15,000,000
17,500	Yorktown Capital, LLC, 5.28%, 8/30/07 (1)	17,425,567
23,584	Yorktown Capital, LLC, 5.29%, 8/14/07 (1)	23,538,948
		$937,464,298
Electrical and Electronic Equipment — 4.2%
$50,000	General Electric Capital Corp., 5.20%, 9/5/07	$49,747,222
20,000	General Electric Co., 5.25%, 9/28/07	19,830,833
		$69,578,055
Entertainment — 1.1%
$18,400	Disney (Walt) Co., 5.28%, 8/3/07	$18,394,603
		$18,394,603
Household Products — 1.2%
$10,121	Fortune Brands, Inc., 5.33%, 8/20/07 (1)	$10,092,529
10,073	Fortune Brands, Inc., 5.37%, 8/30/07 (1)	10,029,426
		$20,121,955

2

Machinery — 3.9%
$50,000	Eaton Corp., 5.27%, 8/10/07 (1)	$49,934,125
14,250	Ingersoll-Rand Co., Ltd., 5.53%, 8/1/07 (1)	14,250,000
		$64,184,125
Retail — Food and Drug — 1.0%
$16,435	CVS & Caremark Corp., 5.33%, 8/3/07 (1)	$16,430,133
		$16,430,133
Wireless Equipment — 0.6%
$10,000	Motorola, Inc., 5.34%, 8/14/07	$9,980,717
		$9,980,717
Total Commercial Paper (amortized cost $1,153,024,255)		$1,153,024,255

Corporate Bonds & Notes — 17.5%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 16.4%
$30,000	American General Finance Corp., ECN, 5.32%, 8/13/07 (1)	$29,946,800
14,000	Countrywide Financial Corp., MTN, 5.53%, 12/19/07 (2)	14,000,937
10,000	Countrywide Home Loan, MTN, 3.25%, 5/21/08	9,820,276
20,000	Credit Agricole (London), 5.33%, 7/21/08 (1)(2)	20,000,000
16,000	Diageo Capital PLC, 3.50%, 11/19/07	15,909,586
23,000	Fortis Bank NY, 5.341%, 7/18/08 (1)(2)	23,000,000
36,000	HSBC Finance Corp., MTN, 5.485%, 10/24/07 (2)	36,003,965
25,000	Merrill Lynch & Co., 5.30%, 9/17/08 (2)	25,000,000
9,500	Merrill Lynch & Co., MTN, 3.125%, 7/15/08	9,289,829
20,000	Morgan Stanley, MTN, 5.555%, 1/11/08 (2)	20,009,982
25,000	Rabobank Nederland, MTN, 5.27%, 3/12/08 (2)	25,000,000
20,000	Totta Ireland PLC, 5.32%, 9/5/08 (1)(2)	20,000,000
11,000	UBS AG Stamford, CT, MTN, 5.41%, 4/16/08	11,000,000
14,800	Unilever Capital Corp., 5.31%, 9/11/08 (1)(2)	14,800,000
		$273,781,375
Chemicals — 0.1%
$1,700	Praxair, Inc., 6.625%, 10/15/07	$1,704,165
		$1,704,165
Telecommunications — 1.0%
$16,000	Vodafone Group PLC, 3.95%, 1/30/08	$15,887,658
		$15,887,658
Total Corporate Bonds & Notes (amortized cost $291,373,198)		$291,373,198

3

U.S. Government Agency Obligations — 1.5%

Principal
Amount
(000’s omitted)	Security	Value
$25,000	FHLB, 5.375%, 2/28/08	$25,000,000
Total U.S. Government Agency Obligations (amortized cost $25,000,000)		$25,000,000

Variable Rate Demand Obligations — 0.5%

Principal
Amount
(000’s omitted)	Security	Value
$8,000	Miami, FL (MBIA), (SPA — Wachovia Bank N.A.), 5.30%, 12/1/25 (2)	$8,000,000
		$8,000,000
Total Variable Rate Demand Obligations (amortized cost $8,000,000)		$8,000,000
Total Investments — 99.9% (amortized cost $1,664,723,958) (3)		$1,664,723,958
Other Assets, Less Liabilities — 0.1%		$2,002,231
Net Assets — 100.0%		$1,666,726,189

AMCAR	—	AmeriCredit Automobile Receivables Trust
CARAT	—	Capital Auto Receivables Asset Trust
CARMX	—	Carmax Auto Owner Trust
DTAOT	—	DT Auto Owner Trust
ECN	—	Extendible Commercial Note
FHLB	—	Federal Home Loan Bank
FORDO	—	Ford Credit Auto Owner Trust
MBIA	—	Municipal Bond Insurance Association
MTN	—	Medium-Term Note
SPA	—	Standby Bond Purchase Agreement
TAROT	—	Triad Auto Receivables Owner Trust
(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2007.
(3)		Cost for federal taxes is the same.

4

Eaton Vance Tax-Managed Equity Asset Allocation Fund  as of July 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2007, the Fund owned approximately 0.9% of Tax-Managed Growth Portfolio’s outstanding interests, approximately 10.6% of Tax-Managed Value Portfolio’s outstanding interests, approximately 47.4% of Tax-Managed International Equity Portfolio’s outstanding interests, approximately 57.4% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, approximately 65.4% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests, approximately 28.3% of Tax-Managed Small-Cap Growth Portfolio’s outstanding interests and approximately 45.2% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2007 is set forth below.

Investment	Value	% of Fund’s Net Assets
Tax-Managed Growth Portfolio (identified cost, $172,673,233)	$186,770,626	25.2%
Tax-Managed Value Portfolio (identified cost, $98,515,792)	$145,243,696	19.6%
Tax-Managed International Equity Portfolio (identified cost, $102,394,793)	$157,917,548	21.3%
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $79,718,492)	$107,391,709	14.5%
Tax-Managed Mid-Cap Core Portfolio (identified cost, $53,561,328)	$69,039,304	9.3%
Tax-Managed Small-Cap Growth Portfolio (identified cost, $42,153,149)	$49,209,785	6.6%
Tax-Managed Small-Cap Value Portfolio (identified cost, $18,823,401)	$25,795,627	3.5%
Total Investments — 100.0% (identified cost, $567,840,188)	$741,368,295	100.0%
Other Assets, Less Liabilities — 0.0%	$30, 970	0.0%
Net Assets — 100%	$741,399,265	100.0%

A copy of each Portfolios’ Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Diversified Income Fund as of July 31, 2007 (Unaudited)

Eaton Vance Diversified Income Fund, a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2007, the Fund owned approximately 6.8% of Boston Income Portfolio’s outstanding interests, approximately 1.8% of Floating Rate Portfolio’s outstanding interests, and approximately 20.2% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2007 is set forth below.

Investment	Value	% of Net Assets
Boston Income Portfolio (identified cost, $142,473,608)	$137,516,674	33.6%
Floating Rate Portfolio (identified cost, $140,081,382)	$136,520,375	33.4%
Government Obligations Portfolio (identified cost, $136,143,349)	$136,860,541	33.5%
Total Investments — 100.5% (identified cost, $418,698,339)	$410,897,590	100.5%
Other Assets, Less Liabilities — (0.5%)	$(2,171,566)	(0.5)%
Net Assets — 100%	$408,726,024	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Dividend Income Fund as of July 31, 2007 (Unaudited)

Eaton Vance Dividend Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Dividend Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $220,812,613 and the Fund owned approximately 89.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Dividend Income Portfolio                                                                                                                      as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 2.3%
General Dynamics Corp.	48,300	$3,794,448
United Technologies Corp.	25,428	1,855,481
		$5,649,929
Auto Components — 0.8%
Johnson Controls, Inc.	17,000	$1,923,550
		$1,923,550
Beverages — 0.9%
Diageo PLC ADR	26,300	$2,148,184
		$2,148,184
Capital Markets — 5.4%
Bank of New York Mellon Corp.	35,200	$1,497,760
Credit Suisse Group ADR	48,500	3,130,190
Deutsche Bank AG (1)	28,000	3,815,840
Goldman Sachs Group, Inc. (The)	10,300	1,939,902
Merrill Lynch & Co., Inc.	40,000	2,968,000
		$13,351,692
Chemicals — 0.7%
E.I. du Pont de Nemours and Co.	35,700	$1,668,261
		$1,668,261
Commercial Banks — 13.7%
Bank of Nova Scotia (1)	17,895	$832,475
Barclays PLC ADR	49,950	2,796,701
BNP Paribas (1)	38,400	4,223,273
HBOS PLC (1)	54,291	1,057,686
Intesa Sanpaolo (1)	120,000	908,233
KBC Groep NV (1)	13,090	1,703,815
National Bank of Canada (1)	20,500	1,169,810
National Bank of Greece SA (1)	65,200	3,814,983
National Bank of Greece SA Sponsored ADR	115,000	1,360,450
Royal Bank of Scotland PLC (1)	120,288	1,432,790
Societe Generale (1)	11,355	1,952,680
Standard Chartered PLC (1)	161,000	5,266,885
UniCredito Italiano SPA (1)	376,149	3,192,489
Wachovia Corp.	91,950	4,340,960
		$34,053,230
Commercial Services & Supplies — 0.3%
R.R. Donnelley & Sons Co.	17,000	$718,420
		$718,420

1

Communications Equipment — 0.6%
Nokia Oyj Sponsored ADR	48,000	$1,374,720
		$1,374,720
Computer Peripherals — 2.0%
International Business Machines Corp.	44,581	$4,932,888
		$4,932,888
Consumer Finance — 0.5%
Student Loan Corp.	6,485	$1,206,145
		$1,206,145
Diversified Financial Services — 5.2%
Bank of America Corp.	29,290	$1,388,932
Citigroup, Inc.	105,133	4,896,044
ING Groep NV Sponsored ADR	108,500	4,576,530
JPMorgan Chase & Co.	48,000	2,112,480
		$12,973,986
Diversified Telecommunication Services — 8.6%
AT&T, Inc.	78,567	$3,076,684
BT Group PLC (1)	451,500	2,862,820
Chunghwa Telecom Co., Ltd. ADR	177,650	2,945,437
Elisa Oyj (1)	45,500	1,286,870
Embarq Corp.	26,800	1,655,972
Telefonos de Mexico SA de CV ADR	62,130	2,122,982
Telenor ASA (1)(2)	128,500	2,352,722
Telenor ASA ADR	6,500	359,182
Verizon Communications, Inc.	78,960	3,365,275
Windstream Corp.	101,500	1,396,640
		$21,424,584
Electric Utilities — 6.0%
CPFL Energia SA ADR	35,800	$2,050,982
E. ON AG ADR	41,020	2,146,577
Endesa SA (1)	87,000	4,711,469
Enel SPA (1)	168,000	1,735,147
Fortum Oyj (1)	76,092	2,455,986
Iberdrola SA (1)	10,800	601,054
Scottish and Southern Energy PLC (1)	39,900	1,166,369
		$14,867,584
Energy Equipment & Services — 2.3%
Diamond Offshore Drilling, Inc.	42,400	$4,374,832
Halliburton Co.	39,000	1,404,780
		$5,779,612

2

Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	25,300	$1,162,535
		$1,162,535
Food Products — 2.6%
Cadbury Schweppes PLC ADR	31,881	$1,585,442
Kraft Foods, Inc., Class A	17,677	578,922
Nestle SA (1)	9,025	3,462,594
Nestle SA ADR	9,175	886,317
		$6,513,275
Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	54,400	$2,604,128
Starwood Hotels & Resorts Worldwide, Inc.	34,400	2,165,824
		$4,769,952
Household Products — 1.0%
Kimberly-Clark Corp.	16,670	$1,121,391
Kimberly-Clark de Mexico S.A. de C.V. (1)	362,500	1,434,561
		$2,555,952
Independent Power Producers & Energy Traders — 0.5%
TXU Corp.	19,770	$1,289,993
		$1,289,993
Industrial Conglomerates — 2.0%
General Electric Co.	129,150	$5,005,854
		$5,005,854
Insurance — 5.3%
Axa ADR	33,000	$1,292,280
Chubb Corp. (The)	38,000	1,915,580
Fidelity National Financial, Inc.	79,525	1,661,277
Hartford Financial Services Group, Inc.	30,000	2,756,100
Lincoln National Corp.	70,500	4,252,560
Travelers Cos., Inc. (The)	24,495	1,243,856
		$13,121,653
Machinery — 4.6%
Atlas Copco AB, Class A (1)	129,200	$2,223,188
Eaton Corp.	52,000	5,053,360
Vallourec SA (1)	16,300	4,218,501
		$11,495,049
Metals & Mining — 5.1%
Anglo American PLC ADR	36,355	$1,066,278
BHP Billiton, Ltd. ADR	11,400	727,092
Companhia Vale do Rio Doce ADR	29,700	1,455,597

3

Freeport-McMoRan Copper & Gold, Inc.	40,631	$3,818,501
Southern Copper Corp.	50,000	5,635,500
		$12,702,968
Multiline Retail — 0.4%
J.C. Penney Company, Inc.	15,400	$1,047,816
		$1,047,816
Multi-Utilities — 2.1%
CMS Energy Corp.	32,000	$517,120
Consolidated Edison, Inc.	67,000	2,926,560
Energy East Corp.	27,000	683,370
RWE AG (1)	10,595	1,125,993
		$5,253,043
Oil, Gas & Consumable Fuels — 11.2%
Cairn Energy PLC (1)(2)	48,343	$1,691,586
Chesapeake Energy Corp.	11,000	374,440
Chevron Corp.	55,400	4,723,404
ConocoPhillips	60,603	4,899,147
Exxon Mobil Corp.	36,489	3,106,309
Marathon Oil Corp.	18,000	993,600
Occidental Petroleum Corp.	81,160	4,603,395
Statoil ASA ADR	58,870	1,742,552
Total SA ADR	12,140	954,325
Williams Cos., Inc. (The)	141,965	4,578,371
		$27,667,129
Pharmaceuticals — 5.3%
GlaxoSmithKline PLC ADR	60,454	$3,087,990
Johnson & Johnson	83,685	5,062,943
Pfizer, Inc.	132,564	3,116,580
Wyeth	37,981	1,842,838
		$13,110,351
Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	4,800	$518,256
Simon Property Group, Inc.	6,990	604,845
		$1,123,101
Specialty Retail — 1.9%
Home Depot, Inc. (The)	128,250	$4,767,053
		$4,767,053
Tobacco — 2.1%
Altria Group, Inc.	47,945	$3,186,904
Lowes Corp. - Carolina Group	25,800	1,955,382
		$5,142,286

4

Water Utilities — 1.9%
Severn Trent PLC (1)	177,000	$4,596,206
		$4,596,206
Total Common Stocks (identified cost $234,208,213)		$243,397,001

Other Issues — 0.0%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Cairn Energy PLC, Class B, Deferred Shares (1)(2)(3)	59,500	$0
		$0
Water Utilities — 0.0%
Kelda Group PLC, Deferred Shares (1)(2)(3)	269,800	$0
		$0
Total Other Issues (identified cost $0)		$0

Short-Term Investments — 2.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (4)	$5,040	$5,039,925
Total Short-Term Investments (identified cost $5,039,925)		$5,039,925
Total Investments — 100.2% (identified cost $239,248,138)		$248,436,926
Other Assets, Less Liabilities — (0.2)%		$(514,556)
Net Assets — 100.0%		$247,922,370

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $72,135.

5

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	73.7%	$183,140,898
United Kingdom	7.3	18,074,342
France	4.2	10,394,455
Italy	2.4	5,835,869
Spain	2.1	5,312,523
Germany	2.0	4,941,833
Greece	1.5	3,814,983
Finland	1.5	3,742,857
Switzerland	1.4	3,462,594
Norway	0.9	2,352,722
Sweden	0.9	2,223,188
Canada	0.8	2,002,286
Belgium	0.7	1,703,815
Mexico	0.6	1,434,561
Total	100%	$248,436,926

The Fund did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$239,307,122
Gross unrealized appreciation	$16,290,576
Gross unrealized depreciation	(7,160,772)
Net unrealized appreciation	$9,129,804

The net unrealized appreciation on foreign currency at July 31, 2007 was $16,014.

6

Eaton Vance Emerging Markets Income Fund as of July 31, 2007 (Unaudited)

Eaton Vance Emerging Markets Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $10,169 and the Fund owned approximately 0.02% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Emerging Markets Income Portfolio                                                                                                    as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 51.7%

Security	Principal		U.S. $ Value
Brazil — 9.6%
Letra Tesouro Nacional, 0.00%, 1/1/09 (4)	BRL	2,200,000	$ 1,014,650
Nota Do Tesouro Nacional, 10.00%, 1/1/10 (4)	BRL	3,775,000	1,975,352
Nota Do Tesouro Nacional, 10.00%, 1/1/14 (4)	BRL	3,810,000	1,941,079
Total Brazil (identified cost $4,978,990)			$ 4,931,081
Czech Republic — 4.5%
Czech Republic, 3.55%, 10/18/12 (4)	CZK 12,300,000		$ 580,861
Czech Republic, 3.80%, 3/22/09	CZK 11,820,000		577,285
Czech Republic, 3.80%, 4/11/15	CZK 12,370,000		580,882
Czech Republic, 4.00%, 4/11/17 (4)	CZK 12,420,000		583,493
Total Czech Republic (identified cost $2,231,432)			$ 2,322,521
Egypt — 1.6%
Arab Republic of Egypt, 8.75%, 7/18/12 (1)(4)	EGP 4,500,000		$ 804,252
Total Egypt (identified cost $786,369)			$ 804,252
Hungary — 9.4%
Hungary Government Bond, 6.50%, 8/12/09	HUF 380,000,000		$ 2,043,457
Hungary Government Bond, 6.75%, 2/24/17	HUF 221,000,000		1,204,473
Hungary Government Bond, 7.25%, 6/12/12	HUF 277,000,000		1,536,015
Total Hungary (identified cost $4,831,910)			$ 4,783,945
Indonesia — 6.7%
Indonesia Government, 12.50%, 3/15/13 (4)	IDR 27,175,000,000		$ 3,428,912
Total Indonesia (identified cost $3,495,401)			$ 3,428,912
Kazakhstan — 0.8%
Kazakh Treasury Note, 0.00%, 10/12/07	KZT 51,456,000		$ 412,107
Total Kazakhstan (identified cost $418,216)			$ 412,107
Mexico — 9.7%
Mexican Fixed Rate Bonds, 9.00%, 12/24/09	MXN 22,100,000		$ 2,084,063
Mexican Fixed Rate Bonds, 9.00%, 12/22/11	MXN 15,500,000		1,488,094
Mexican Fixed Rate Bonds, 10.00%, 12/5/24	MXN 12,450,000		1,389,225
Total Mexico (identified cost $4,991,686)			$ 4,961,382

1

Poland — 4.4%
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	$ 703,425
Poland Government Bond, 6.00%, 5/24/09	PLN	2,350,000	861,786
Poland Government Bond, 6.25%, 10/24/15	PLN	1,800,000	679,867
Total Poland (identified cost $2,204,718)			$ 2,245,078
Turkey — 4.5%
Turkey Government Bond, 0.00%, 2/4/09	TRL	3,800,000	$ 2,320,750
Total Turkey (identified cost $2,338,947)			$ 2,320,750
Uruguay — 0.5%
Republic of Uruguay, 5.00%, 9/14/18 (3)(4)	UYU 5,234,887		$ 246,726
Total Uruguay (identified cost $246,329)			$ 246,726
Total Bonds & Notes (identified cost $26,523,998)			$ 26,456,754

Short-Term Investments — 46.4%

Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (2)	$ 23,735	$ 23,735,262
Total Short-Term Investments (identified cost $23,735,262)		$ 23,735,262

Call Options Purchased — 0.1%

	Number of
	Contracts
Type of Contract	(000’s omitted)	Value
South Korean Won Call Option, Expires 7/28/2009, Strike Price 905.2 (4)	905,200	$ 19,217
Total Call options (identified cost $20,625)		$ 19,217

2

Put Options Purchased — 0.1%

Number of
Contracts
Type of Contract	(000’s omitted)	Value
South Korean Won Put Option, Expires 7/28/2009, Strike Price 905.2 (4)	905,200	$ 19,471
Total Put Options (identified cost $21,650)		$ 19,471
Total Options (identified cost $42,275)		$ 38,688
Total Investments — 98.2% (identified cost $50,301,535)		$ 50,230,704
Other Assets, Less Liabilities — 1.8%		$ 912,006
Net Assets — 100.0%		$ 51,142,710

BRL	—	Brazilian Real
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
KZT	—	Kazakh Tenge
PLN	—	Polish Zloty
TRL	—	Turkish Lira
UYU	—	Uruguayan Peso
(1)

Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $804,252 or 1.6% of the net assets.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $143,018.

(3)		Bond pays a coupon of 5% on the face at the end of the payment period. Principal amount grows with the Uruguayan inflation rate. Original face of the bond is UYU 4,900,000.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

3

A summary of financial instruments at July 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In exchange for	(Depreciation)
8/02/07	Brazilian Real 22,013,000	United States Dollar 11,707,789	$ (62,295)
8/02/07	Canadian Dollar 975,000	United States Dollar 934,642	21,486
8/3/07	Chilean Peso 377,000,000	United States Dollar 722,915	910
8/02/07	Czech Republic Koruna 58,500,000	United States Dollar 2,857,841	(545)
8/02/07	New Zealand Dollar 530,000	United States Dollar 418,862	11,345
8/16/07	New Zealand Dollar 530,000	United States Dollar 407,332	307
8/03/07	Peruvian New Sol 2,300,000	United States Dollar 727,733	(24)
8/02/07	Polish Zloty 7,700,000	United States Dollar 2,784,810	2,968
8/02/07	Russian Ruble 23,200,000	United States Dollar 908,646	960
8/02/07	Slovakia Koruna 34,000,000	United States Dollar 1,395,244	323
			$ (24,565)

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In exchange for	Deliver	(Depreciation)
8/31/07	Botswana Pula 315,000	United States Dollar 50,810	$ (297)
8/02/07	Brazilian Real 22,013,000	United States Dollar 6,457,376	326,023
9/05/07	Brazilian Real 3,287,000	United States Dollar 1,727,454	20,029
8/03/07	Chilean Peso 377,000,000	United States Dollar 714,624	7,380
9/04/07	Chilean Peso 377,000,000	United States Dollar 722,915	(996)
8/02/07	Czech Republic Koruna 58,500,000	United States Dollar 2,754,471	103,915
9/04/07	Czech Republic Koruna 58,500,000	United States Dollar 2,863,857	645

4

8/02/07	Ghana Cedi 470,000	United States Dollar 505,648	$ (679)
7/21/08	Guatemala Quetzal 2,059,994	United States Dollar 263,866	(380)
8/06/07	Hungarian Forint 41,500,000	Euro 168,730	(5,021)
8/20/07	Icelandic Kroner 85,000,000	Euro 1,018,391	(10,335)
8/13/07	Indonesian Rupiah 13,401,445,663	United States Dollar 1,482,953	(30,589)
8/06/07	Indian Rupee 14,272,000	United States Dollar 352,047	1,333
10/05/07	Kenya Shilling 3,300,000	United States Dollar 49,412	(365)
8/14/07	Malaysian Ringgit 24,000,000	United States Dollar 6,970,665	(19,364)
10/02/07	Mauritius Rand 1,595,500	United States Dollar 49,984	1,583
8/16/07	New Mexican Peso 5,000,000	United States Dollar 463,542	(6,940)
8/2/07	New Zealand Dollar 530,000	United States Dollar 407,835	(318)
8/03/07	Peruvian New Sol 2,300,000	United States Dollar 726,928	829
9/04/07	Peruvian New Sol 2,300,000	United States Dollar 728,771	(231)
8/13/07	Philippine Peso 59,000,000	United States Dollar 1,282,776	17,767
8/02/07	Polish Zloty 7,700,000	United States Dollar 2,755,412	26,430
8/06/07	Polish Zloty 6,300,000	Euro 1,679,597	(23,181)
9/04/07	Polish Zloty 7,700,000	United States Dollar 2,786,876	(3,053)
8/06/07	Romanian Leu 3,175,000	Euro 997,643	9,157
8/02/07	Russian Ruble 23,200,000	United States Dollar 902,373	5,313
9/04/07	Russian Ruble 23,200,000	United States Dollar 909,929	(1,087)
8/24/07	Serbian Dinar 26,000,000	Euro 318,901	8,004
8/02/07	Slovakia Koruna 34,000,000	United States Dollar 1,358,533	36,388
9/04/07	Slovakia Koruna 34,000,000	United States Dollar 1,396,878	(582)

5

8/03/07	South African Rand 24,885,000	United States Dollar 3,636,510	$ (133,589)
8/06/07	Turkish Lira 4,385,408	United States Dollar 3,501,243	(74,536)
8/20/07	Turkish Lira 435,000	United States Dollar 336,453	1,805
			$ 255,058

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instrument.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	$ 1,057	1.45%	7/20/12	$ 23,867
Lehman Brothers, Inc.	CDX.EM.7 Index*	Buy	2,000	1.25	6/20/12	61,246
						$ 85,113

*                    CDX.EM.7 Index is composed of sovereign issuers from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

At July 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments at July 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$ 50,315,746
Gross unrealized appreciation	$ 145,268
Gross unrealized depreciation	(230,310)
Net unrealized depreciation	$ (85,042)

The net unrealized appreciation on foreign currency, swap and forward contracts at July 31, 2007 on a federal income tax basis was $315,614.

6

Eaton Vance Equity Research Fund                                                                                                      as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.5%

Security	Shares	Value
Aerospace & Defense — 3.6%
Boeing Co. (The)	299	$30,926
General Dynamics Corp.	701	55,071
Lockheed Martin Corp.	386	38,013
United Technologies Corp.	882	64,360
		$188,370
Air Freight & Logistics — 0.7%
FedEx Corp.	345	$38,205
		$38,205
Auto Components — 0.7%
Johnson Controls Inc.	300	$33,945
		$33,945
Beverages — 2.0%
Coca-Cola Co. (The)	755	$39,343
PepsiCo, Inc.	994	65,226
		$104,569
Biotechnology — 2.6%
Biogen Idec Inc. (1)	384	$21,711
BioMarin Pharmaceutical Inc. (1)	1,404	25,356
Cephalon, Inc. (1)	410	30,807
Gilead Sciences, Inc. (1)	1,598	59,494
		$137,368
Capital Markets — 4.0%
Affiliated Managers Group, Inc. (1)	193	$21,809
Ameriprise Financial, Inc.	265	15,972
Bank of New York Mellon Corp. (The)	500	21,275
Credit Suisse Group, ADS	358	23,105
Goldman Sachs Group, Inc.	166	31,264
Invesco PLC, ADR	1,032	25,996
Merrill Lynch & Co., Inc.	495	36,729
T. Rowe Price Group, Inc.	605	31,539
		$207,689
Chemicals — 1.6%
E.I. Dupont de Nemours & Co.	894	$41,777
Ecolab Inc.	574	24,171
Monsanto Co.	241	15,532
		$81,480
Commercial Banks — 5.2%
Anglo Irish Bank Corp., plc	1,355	$25,129
Bank of Cyprus Ltd.	880	15,237

1

BNP Paribas SA	120	$13,198
Canadian Imperial Bank of Commerce	175	15,228
Commerzbank AG	315	13,558
DBS Group Holdings, Ltd.	785	11,728
KBC Group N.V.	82	10,673
National Bank of Greece SA, ADR	4,303	50,904
PNC Financial Services Group, Inc.	195	12,997
Standard Chartered, plc	2,145	70,171
Wachovia Corp.	282	13,313
Wells Fargo & Co.	576	19,452
		$271,588
Communications Equipment — 3.2%
Cisco Systems, Inc. (1)	3,105	$89,766
Corning, Inc. (1)	1,692	40,337
QUALCOMM Inc.	937	39,026
		$169,129
Computers & Peripherals — 3.5%
Apple Inc. (1)	327	$43,085
Hewlett-Packard Co.	1,204	55,420
International Business Machines Corp.	629	69,599
Network Appliance, Inc. (1)	500	14,170
		$182,274
Consumer Finance — 0.9%
American Express Co.	525	$30,733
Conafi Prestito SPA (1)	500	3,761
Student Loan Corp.	61	11,345
		$45,839
Electric Utilities — 1.0%
E.ON AG	150	$23,616
Edison International	542	28,666
		$52,282
Electrical Equipment — 1.2%
Emerson Electric Co.	1,281	$60,297
		$60,297
Electronics - Semiconductors — 2.9%
Intel Corp.	1,502	$35,477
KLA-Tencor Corp.	185	10,506
Maxim Integrated Products, Inc.	488	15,470
Microchip Technology, Inc.	417	15,141
Micron Technology, Inc. (1)	1,270	15,075
NVIDIA Corp. (1)	589	26,953
Texas Instruments Inc.	852	29,982
		$148,604

2

Energy Equipment & Services — 3.0%
Schlumberger Ltd.	1,074	$101,729
Transocean Inc. (1)	499	53,618
		$155,347
Financial Services - Diversified — 3.1%
Bank of America Corp.	719	$34,095
Citigroup, Inc.	1,865	86,853
ING Groep NV, ADR	357	15,058
JP Morgan Chase & Co.	618	27,198
		$163,204
Food Products — 1.1%
Nestle SA, ADR	578	$55,836
		$55,836
Health Care Equipment & Supplies — 1.7%
Baxter International Inc.	363	$19,094
Hospira, Inc. (1)	455	17,595
Medtronic, Inc.	643	32,581
Zimmer Holdings, Inc. (1)	232	18,040
		$87,310
Health Care Services — 0.9%
Aetna, Inc.	450	$21,631
UnitedHealth Group, Inc.	528	25,571
		$47,202
Hotels, Restaurants & Leisure — 1.0%
Cheesecake Factory Inc. (The) (1)	745	$18,342
International Game Technology	530	18,720
Starwood Hotels & Resorts Worldwide, Inc.	260	16,370
		$53,432
Household Durables — 0.2%
Gafisa SA, ADR (1)	330	$10,378
		$10,378
Household Products — 2.4%
Colgate-Palmolive Co.	530	$34,980
Kimberly-Clark Corp.	264	17,759
Procter & Gamble Co.	1,130	69,902
		$122,641
Independent Power Producers & Energy Traders — 0.9%
Mirant Corp. (1)	536	$20,277
NRG Energy, Inc. (1)	640	24,672
		$44,949

3

Industrial Conglomerates — 2.9%
General Electric Co.	3,913	$151,668
		$151,668
Information Technology Services — 1.2%
Accenture Ltd., Class A	362	$15,251
MasterCard, Inc., Class A	100	16,080
MoneyGram International, Inc.	508	13,000
Paychex, Inc.	418	17,297
		$61,628
Insurance — 5.2%
ACE Ltd.	241	$13,911
AFLAC, Inc.	380	19,806
Allianz SE, ADR	683	14,480
Allstate Corp.	282	14,988
American International Group, Inc.	953	61,164
Assurant, Inc.	273	13,847
AXA, ADR	395	15,468
Chubb Corp.	269	13,560
Hartford Financial Services Group, Inc. (The)	223	20,487
Lincoln National Corp.	250	15,080
MBIA Inc.	251	14,081
Prudential Financial, Inc.	203	17,992
St. Paul Travelers Companies, Inc. (The)	400	20,312
Zurich Financial Services	55	16,005
		$271,181
Internet Software & Services — 1.9%
Akamai Technologies, Inc. (1)	335	$11,377
eBay Inc. (1)	675	21,870
Google Inc., Class A (1)	133	67,830
		$101,077
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific Inc. (1)	514	$26,836
		$26,836
Machinery — 1.8%
Danaher Corp.	680	$50,782
Deere & Co.	135	16,257
Eaton Corp.	270	26,239
		$93,278
Media — 2.1%
Comcast Corp., Class A (1)	1,423	$37,382
McGraw-Hill Companies, Inc. (The)	378	22,869
Omnicom Group, Inc.	274	14,212

4

Time Warner Inc.	774	$14,907
Walt Disney Co. (The)	571	18,843
		$108,213
Metals & Mining — 1.1%
Companhia Vale do Rio Doce, ADR	551	$27,004
Goldcorp, Inc.	416	10,571
Teck Cominco Ltd., Class B	392	17,365
		$54,940
Oil & Gas — 7.1%
Anadarko Petroleum Corp.	770	$38,754
ConocoPhillips	855	69,118
Exxon Mobil Corp.	1,917	163,194
Hess Corp.	885	54,162
Occidental Petroleum Corp.	448	25,411
Williams Cos., Inc. (The)	650	20,962
		$371,601
Paper & Forest Products — 0.2%
Weyerhaeuser Co.	118	$8,406
		$8,406
Pharmaceuticals — 5.0%
Abbott Laboratories	913	$46,280
Allergan, Inc.	404	23,485
Ipsen	400	21,227
Novartis AG, ADS	814	43,915
Novo Nordisk A/S, ADS	192	20,143
Roche Holdings Ltd., ADR	391	34,863
Shire plc, ADS	512	37,780
Wyeth	655	31,781
		$259,474
REITS — 1.0%
AvalonBay Communities, Inc.	230	$24,833
Vornado Realty Trust	247	26,436
		$51,269
Retail - Food & Drug — 0.7%
CVS & Caremark Corp.	950	$33,430
		$33,430
Retail - Food & Staples — 2.0%
Kroger Co.	860	22,326
Safeway Inc.	561	17,879
Sysco Corp.	774	24,675
Wal-Mart Stores, Inc.	890	40,895
		$105,775

5

Retail - Multiline — 1.8%
J.C. Penney Co., Inc.	509	$34,632
Macy’s, Inc.	539	19,442
Target Corp.	658	39,855
		$93,929
Retail - Specialty — 1.5%
Best Buy Co., Inc.	491	$21,894
Lowe’s Companies, Inc.	1,255	35,153
Staples, Inc.	958	22,053
		$79,100
Software Services — 2.4%
Adobe Systems, Inc. (1)	335	$13,497
Autodesk, Inc. (1)	442	18,728
Microsoft Corp.	2,438	70,678
Oracle Corp. (1)	1,216	23,250
		$126,153
Telecommunications Services - Diversified — 3.4%
AT&T Inc.	1,415	$55,411
Verizon Communications Inc.	1,941	82,725
Windstream Corp.	2,976	40,950
		$179,086
Textiles, Apparel & Luxury Goods — 0.3%
LVMH Möet Hennessy Louis Vuitton	125	$13,977
		$13,977
Thrifts & Mortgage Finance — 0.9%
FirstFed Financial Corp. (1)	325	$14,690
Freddie Mac	325	18,613
Hypo Real Estate Holding AG	250	15,265
		$48,568
Tobacco — 1.7%
Altria Group, Inc.	1,043	$69,328
Carolina Group	230	17,432
		$86,760
Utilities - Multi-Utilities — 1.4%
CMS Energy Corp.	1,266	$20,459
Dominion Resources Inc.	251	21,139
Public Service Enterprise Group, Inc.	353	30,411
		$72,009
Total Common Stocks (identified cost $4,333,412)		$4,860,296

6

Short-Term Investments — 8.0%

	Interest
Security	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (2)	$418	$417,737
Total Short-Term Investments (identified cost, $417,737)		$417,737
Total Investments — 101.5% (identified cost $4,751,149)		$5,278,033
Other Assets, Less Liabilities — (1.5)%		$(77,573)
Net Assets — 100.0%		$5,200,460

ADR	—	American Depository Receipt
ADS	—	American Depository Shares
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $529.

The Fund did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation/depreciation in the value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,757,911
Gross unrealized appreciation	$604,909
Gross unrealized depreciation	(84,787)
Net unrealized appreciation	$520,122

7

Eaton Vance Floating-Rate Fund as of July 31, 2007 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $5,030,512,606 and the Fund owned approximately 64.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Floating-Rate & High Income Fund as of July 31, 2007 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2007, the Fund owned approximately 20.4% of Floating Rate Portfolio’s outstanding interests and approximately 18.5% of High Income Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2007 is set forth below followed by the Schedule of Investments of Floating Rate Portfolio.

Investment	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $1,620,249,037)	$1,586,956,016	90.9%
High Income Portfolio (identified cost, $180,098,544)	$174,799,511	10.0%
Total Investments—100.9% (identified cost, $1,800,347,581)	$1,761,755,527	100.9%
Other Assets, Less Liabilities	$(15,714,839)	(0.9)%
Net Assets—100%	$1,746,040,688	100.0%

A copy of the Form N-Q (containing a Schedule of Investments) for High Income Portfolio at July 31, 2007 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Floating Rate Portfolio                                                                                                                             as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 100.4% (1)

	Principal
	Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
		AWAS Capital, Inc.
$15,613,741		Term Loan, 7.13%, Maturing March 22, 2013	$14,989,191
		BE Aerospace, Inc.
	2,275,000	Term Loan, 7.13%, Maturing August 24, 2012	2,212,437
		CACI International, Inc.
	11,103,089	Term Loan, 6.86%, Maturing May 3, 2011	10,797,754
		Evergreen International Aviation
	7,972,489	Term Loan, 8.86%, Maturing October 31, 2011	7,932,627
		Forgings International Holding
	2,545,971	Term Loan, 7.61%, Maturing August 11, 2014	2,504,599
GBP	669,649	Term Loan, 8.09%, Maturing August 11, 2014	1,336,947
	2,739,392	Term Loan, 7.86%, Maturing August 11, 2015	2,708,574
GBP	723,219	Term Loan, 8.34%, Maturing August 11, 2015	1,451,247
		Hawker Beechcraft Acquisition
	1,448,094	Term Loan, 5.26%, Maturing March 26, 2014	1,381,119
	17,071,048	Term Loan, 7.36%, Maturing March 26, 2014	16,281,512
		Hexcel Corp.
	10,331,005	Term Loan, 7.11%, Maturing March 1, 2012	10,201,867
		IAP Worldwide Services, Inc.
	7,781,500	Term Loan, 9.69%, Maturing December 30, 2012	7,100,619
		Jet Aviation Holding, AG
	4,261,332	Term Loan, 6.57%, Maturing May 15, 2013	4,250,679
		Spirit AeroSystems, Inc.
	7,041,957	Term Loan, 7.11%, Maturing December 31, 2011	7,077,167
		Standard Aero Holdings, Inc.
	1,750,000	Term Loan, 7.59%, Maturing August 24, 2012	1,715,000
		TransDigm, Inc.
	17,650,000	Term Loan, 7.36%, Maturing June 23, 2013	17,506,594
		Vought Aircraft Industries, Inc.
	10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009 (2)	9,525,000
	4,000,000	Term Loan, 7.82%, Maturing December 17, 2011	3,970,000
	8,980,092	Term Loan, 7.83%, Maturing December 17, 2011	8,912,741
		Wyle Laboratories, Inc.
	997,500	Term Loan, 8.11%, Maturing January 28, 2011	980,044
	3,951,569	Term Loan, 8.11%, Maturing January 28, 2011	3,882,417
			$136,718,135
Air Transport — 0.8%
		Airport Development and Investment
GBP	11,000,000	Term Loan, 10.03%, Maturing April 7, 2011	$22,239,401
		Delta Air Lines, Inc.
	10,962,000	Term loan, 7.36%, Maturing April 30, 2012	10,674,247

		Northwest Airlines, Inc.
$18,000,000		DIP Loan, 7.34%, Maturing August 21, 2008	$17,606,250
		Orbitz Worldwide, Inc.
10,750,000		Term Loan, 8.34%, Maturing July 25, 2014	10,736,563
			$61,256,461
Automotive — 3.5%
		AA Acquisitions Co., Ltd.
GBP	1,500,000	Term Loan, 8.18%, Maturing June 25, 2012	$3,034,359
GBP	1,500,000	Term Loan, 8.43%, Maturing June 25, 2013	3,044,811
		Accuride Corp.
11,954,274		Term Loan, 7.38%, Maturing January 31, 2012	11,618,060
		Adesa, Inc.
31,500,000		Term Loan, 7.61%, Maturing October 18, 2013	29,078,437
		Affina Group, Inc.
5,135,471		Term Loan, 8.36%, Maturing November 30, 2011	5,074,487
		CSA Acquisition Corp.
2,773,278		Term Loan, 7.88%, Maturing December 23, 2011	2,704,639
5,046,282		Term Loan, 7.88%, Maturing December 23, 2011	4,921,386
3,693,750		Term Loan, 7.88%, Maturing December 23, 2012	3,596,789
		Dana Corp.
18,750,000		Term Loan, 7.88%, Maturing March 30, 2008	18,492,187
		Dayco Products, LLC
14,233,316		Term Loan, 7.85%, Maturing June 21, 2011	13,830,043
		Federal-Mogul Corp.
16,350,000		DIP Loan, 6.82%, Maturing December 31, 2007	16,186,500
4,982,950		Revolving Loan, 6.83%, Maturing December 31, 2007 (2)	4,762,868
4,108,827		Term Loan, 7.57%, Maturing December 31, 2007	3,947,042
6,000,000		Term Loan, 7.59%, Maturing December 31, 2007	5,771,250
		Financiere Truck (Investissement)
EUR	4,841,388	Term Loan, 5.36%, Maturing February 15, 2012	6,560,863
		Ford Motor Co.
10,000,000		Revolving Loan, 0.00%, Maturing December 15, 2013 (2)	9,041,670
14,129,000		Term Loan, 8.36%, Maturing December 15, 2013	13,352,880
		Fraikin, Ltd.
GBP	1,391,349	Term Loan, 7.20%, Maturing February 15, 2012	2,799,018
GBP	111,583	Term Loan, 7.20%, Maturing February 15, 2012	224,475
		General Motors Corp.
16,579,219		Term Loan, 7.74%, Maturing November 29, 2013	15,983,411
		Goodyear Tire & Rubber Co.
20,275,000		Term Loan, 6.85%, Maturing April 30, 2010	19,489,344
1,000,000		Term Loan, 8.82%, Maturing March 1, 2011	970,000
		HLI Operating Co., Inc.
EUR	425,455	Term Loan, 6.86%, Maturing May 30, 2014	575,589
EUR	7,374,545	Term Loan, 6.87%, Maturing May 30, 2014	9,976,872
		Jason, Inc.
3,975,000		Term Loan, 7.82%, Maturing April 30, 2010	3,885,562

		Keystone Automotive Operations, Inc.
$7,213,750		Term Loan, 8.84%, Maturing January 12, 2012	$6,780,925
		Locafroid Services S.A.S.
EUR	165,000	Term Loan, 5.29%, Maturing February 15, 2012	230,095
		R.J. Tower Corp.
12,000,000		DIP Revolving Loan, 0.00%, Maturing February 2, 2008 (2)	11,760,000
		Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 6.54%, Maturing August 31, 2013	8,710,847
		Tenneco Automotive, Inc.
6,550,000		Term Loan, 6.82%, Maturing March 17, 2014	6,419,000
		TriMas Corp.
1,893,750		Term Loan, 7.57%, Maturing August 2, 2011	1,884,281
8,144,703		Term Loan, 7.61%, Maturing August 2, 2013	8,103,980
		TRW Automotive, Inc.
11,775,000		Term Loan, 6.88%, Maturing February 2, 2014	11,589,544
		United Components, Inc.
9,954,545		Term Loan, 7.36%, Maturing June 30, 2010	9,655,909
			$274,057,123
Beverage and Tobacco — 0.8%
		Constellation Brands, Inc.
$15,229,167		Term Loan, 6.88%, Maturing June 5, 2013	$14,843,001
		Culligan International Co.
18,500,000		Term Loan, 7.59%, Maturing November 24, 2014	17,482,500
		Liberator Midco, Ltd.
EUR	1,375,000	Term Loan, 6.54%, Maturing October 27, 2013	1,854,407
EUR	1,375,000	Term Loan, 6.92%, Maturing October 27, 2014	1,863,818
		Southern Wine & Spirits of America, Inc.
21,546,840		Term Loan, 6.86%, Maturing May 31, 2012	21,196,704
		Van Houtte, Inc.
2,640,000		Term Loan, 7.86%, Maturing July 11, 2014	2,641,650
360,000		Term Loan, 7.86%, Maturing July 11, 2014	360,225
			$60,242,305
Building and Development — 5.8%
		401 North Wabash Venture, LLC
$9,498,461		Term Loan, 9.07%, Maturing May 7, 2008 (2)	$9,308,491
		AIMCO Properties, L.P.
29,718,750		Term Loan, 6.86%, Maturing March 23, 2011	29,421,562
		Beacon Sales Acquisition, Inc.
5,533,187		Term Loan, 7.36%, Maturing September 30, 2013	5,394,858
		BioMed Realty, L.P.
21,175,000		Term Loan, 7.57%, Maturing May 31, 2010	21,201,469
		Brickman Group Holdings, Inc.
4,990,000		Term Loan, 7.34%, Maturing January 23, 2014	4,940,100
		Building Materials Corp. of America
11,790,824		Term Loan, 8.13%, Maturing February 22, 2014	10,965,466

		Capital Automotive REIT
$10,788,753		Term Loan, 7.07%, Maturing December 16, 2010	$10,581,965
		Contech Construction Products
	5,913,333	Term Loan, 7.33%, Maturing January 13, 2013	5,706,367
		Empire Hawkeye Partners, L.P.
	12,000,000	Term Loan, 5.73%, Maturing December 1, 2009 (2)	12,000,000
		Epco / Fantome, LLC
	10,320,000	Term Loan, 7.98%, Maturing November 23, 2010	10,345,800
		FT-FIN Acquisition, LLC
	3,484,554	Term Loan, 6.47%, Maturing November 17, 2007	3,493,266
		General Growth Properties, Inc.
	17,782,895	Term Loan, 6.57%, Maturing February 24, 2011	17,167,909
		Hearthstone Housing Partners II, LLC
	26,470,588	Revolving Loan, 5.07%, Maturing December 1, 2007 (2)	26,338,235
		Hovstone Holdings, LLC
	6,787,748	Term Loan, 6.84%, Maturing February 28, 2009	6,685,931
		Lanoga Corp.
	9,702,367	Term Loan, 9.00%, Maturing June 29, 2013	9,605,343
		LNR Property Corp.
	22,175,000	Term Loan, 8.11%, Maturing July 3, 2011	21,347,407
		Mueller Water Products, Inc.
	8,968,538	Term Loan, 7.10%, Maturing May 24, 2014	8,621,007
		NCI Building Systems, Inc.
	9,417,430	Term Loan, 6.82%, Maturing June 18, 2010	9,320,317
		Nortek, Inc.
	20,947,638	Term Loan, 7.61%, Maturing August 27, 2011	20,188,286
		November 2005 Land Investors
	793,294	Term Loan, 8.07%, Maturing May 9, 2011	795,278
		Panolam Industries Holdings, Inc.
	4,264,516	Term Loan, 8.11%, Maturing September 30, 2012	4,093,935
		PLY GEM Industries, Inc.
	15,505,312	Term Loan, 8.11%, Maturing August 15, 2011	14,678,367
	579,361	Term Loan, 8.11%, Maturing August 15, 2011	548,462
		Re/Max International, Inc.
	3,616,667	Term Loan, 5.37%, Maturing January 23, 2008 (2)	3,580,500
	3,383,333	Term Loan, 7.07%, Maturing January 23, 2008	3,349,500
		Realogy Corp.
	6,862,122	Term Loan, 5.32%, Maturing September 1, 2014	6,474,899
	25,487,878	Term Loan, 8.36%, Maturing September 1, 2014	24,049,623
		Ristretto Investissements SAS
EUR	1,232,601	Term Loan, 6.62%, Maturing September 30, 2013	1,649,282
GBP	523,980	Term Loan, 8.35%, Maturing September 30, 2013	1,046,121
EUR	1,232,601	Term Loan, 7.00%, Maturing September 30, 2014	1,657,719
GBP	523,980	Term Loan, 8.73%, Maturing September 30, 2014	1,051,445
		Shea Capital I, LLC
	1,612,813	Term Loan, 7.36%, Maturing October 27, 2011	1,499,916

		South Edge, LLC
	$2,106,196	Term Loan, 7.13%, Maturing October 31, 2007	$2,032,479
	8,794,643	Term Loan, 7.38%, Maturing October 31, 2009	8,442,857
		Standard Pacific Corp.
	5,200,000	Term Loan, 6.86%, Maturing May 5, 2013	4,933,500
		Stile Acquisition Corp.
	9,952,520	Term Loan, 7.36%, Maturing April 6, 2013	9,282,636
		Stile U.S. Acquisition Corp.
	9,966,145	Term Loan, 7.36%, Maturing April 6, 2013	9,295,343
		TE / Tousa Senior, LLC
	4,239,406	Term Loan, 11.75%, Maturing August 1, 2008 (2)	4,366,588
		The Woodlands Commercial Property, Inc.
	7,860,000	Term Loan, 7.31%, Maturing August 29, 2009	7,820,700
	1,965,000	Term Loan, 7.31%, Maturing August 29, 2009	1,955,175
		Tousa/Kolter, LLC
	7,908,533	Term Loan, 8.61%, Maturing January 7, 2008	7,918,419
		TRU 2005 RE Holding Co.
	32,825,000	Term Loan, 8.32%, Maturing December 9, 2008	32,496,750
		United Subcontractors, Inc.
	5,925,000	Term Loan, 12.61%, Maturing June 27, 2013	5,673,187
		WCI Communities, Inc.
	26,625,000	Term Loan, 7.82%, Maturing December 23, 2010	25,659,844
		Wintergames Acquisition ULC
	23,048,091	Term Loan, 7.32%, Maturing October 26, 2007	23,105,711
			$450,092,015
Business Equipment and Services — 6.7%
		ACCO Brands Corp.
	$6,689,748	Term Loan, 7.11%, Maturing August 17, 2012	$6,505,780
		Activant Solutions, Inc.
	6,375,933	Term Loan, 7.38%, Maturing May 1, 2013	6,041,196
		Acxiom Corp.
	11,725,424	Term Loan, 7.07%, Maturing September 15, 2012	11,681,454
		Affiliated Computer Services
	6,008,500	Term Loan, 7.32%, Maturing March 20, 2013	5,851,612
	16,978,500	Term Loan, 7.32%, Maturing March 20, 2013	16,535,174
		Affinion Group, Inc.
	15,181,068	Term Loan, 7.86%, Maturing October 17, 2012	15,088,554
		Allied Security Holdings, LLC
	9,970,455	Term Loan, 8.36%, Maturing June 30, 2010	9,721,193
		Audio Visual Services Group, Inc.
	2,000,000	Term Loan, 7.62%, Maturing February 28, 2014	1,990,000
		Buhrmann US, Inc.
EUR	982,278	Term Loan, 5.88%, Maturing December 23, 2010	1,346,273
	10,695,701	Term Loan, 7.11%, Maturing December 31, 2010	10,428,309
		DynCorp International, LLC
	7,137,077	Term Loan, 7.63%, Maturing February 11, 2011	6,967,571

		Info USA, Inc.
$1,990,000		Term Loan, 7.36%, Maturing February 14, 2012	$1,960,150
4,383,473		Term Loan, 7.36%, Maturing February 14, 2012	4,317,720
		Information Resources, Inc.
6,500,000		Term Loan, 7.11%, Maturing May 7, 2014	6,175,000
		iPayment, Inc.
13,045,473		Term Loan, 7.35%, Maturing May 10, 2013	12,556,268
		Iron Mountain, Inc.
24,000,000		Term Loan, 6.87%, Maturing April 16, 2014	23,700,000
		Ista International GmbH
EUR	9,635,715	Term Loan, 6.10%, Maturing May 14, 2015	12,934,296
EUR	1,914,285	Term Loan, 6.10%, Maturing May 14, 2015	2,591,710
		Kronos, Inc.
9,975,000		Term Loan, 7.61%, Maturing June 11, 2014	9,700,687
		Language Line, Inc.
10,507,323		Term Loan, 8.61%, Maturing June 11, 2011	10,338,764
		N.E.W. Holdings I, LLC
10,531,466		Term Loan, 7.86%, Maturing May 22, 2014	9,794,264
		Nielsen Finance, LLC
55,530,375		Term Loan, 7.36%, Maturing August 9, 2013	54,174,656
		PGS Solutions, Inc.
1,995,000		Term Loan, 7.62%, Maturing February 14, 2013	1,985,025
		Protection One, Inc.
10,343,950		Term Loan, 7.59%, Maturing March 31, 2012	9,981,911
		Quantum Corp.
3,925,000		Term Loan, 8.82%, Maturing July 12, 2014	3,846,500
		Quintiles Transnational Corp.
16,293,796		Term Loan, 7.36%, Maturing March 31, 2013	15,519,841
		Sabare, Inc.
29,769,734		Term Loan, 7.61%, Maturing September 30, 2014	27,303,103
		Serena Software, Inc.
3,795,000		Term Loan, 7.34%, Maturing March 10, 2013	3,640,039
		Sitel (Client Logic)
8,201,404		Term Loan, 7.85%, Maturing January 29, 2014	8,016,873
		Solera Holdings, Inc.
EUR	3,216,938	Term Loan, 6.19%, Maturing May 15, 2014	4,172,321
		Solera Nederland Holdings
3,990,000		Term Loan, 7.38%, Maturing May 15, 2014	3,785,512
		SS&C Technologies, Inc.
5,083,871		Term Loan, 7.36%, Maturing November 23, 2012	5,007,613
109,552		Term Loan, 7.83%, Maturing November 23, 2012	107,908
		SunGard Data Systems, Inc.
83,610,001		Term Loan, 7.36%, Maturing February 11, 2013	80,483,321
		TDS Investor Corp.
11,000,000		Term Loan, Maturing August 23, 2013 (3)	10,505,000
EUR	2,105,820	Term Loan, 6.66%, Maturing August 23, 2013	2,840,515

$24,339,899		Term Loan, 7.82%, Maturing August 23, 2013	$23,834,092
2,549,474		Term Loan, 7.86%, Maturing August 23, 2013	2,496,494
		Transaction Network Services, Inc.
5,688,991		Term Loan, 7.36%, Maturing May 4, 2012	5,603,656
		Valassis Communications, Inc.
1,302,069		Term Loan, 0.00%, Maturing March 2, 2014 (2)	1,248,359
5,751,611		Term Loan, 7.11%, Maturing March 2, 2014	5,514,357
		VWR International, Inc.
14,850,000		Term Loan, 7.86%, Maturing June 28, 2013	14,441,625
		WAM Acquisition, S.A.
EUR	2,029,054	Term Loan, 6.57%, Maturing May 4, 2014	2,665,600
EUR	1,270,946	Term Loan, 6.57%, Maturing May 4, 2014	1,669,661
EUR	2,029,054	Term Loan, 6.82%, Maturing May 4, 2015	2,680,645
EUR	1,270,946	Term Loan, 6.82%, Maturing May 4, 2015	1,679,085
		West Corp.
23,611,511		Term Loan, 7.75%, Maturing October 24, 2013	22,758,876
2,493,750		Term Loan, 7.75%, Maturing May 11, 2014	2,403,698
		Williams Scotsman, Inc.
6,750,000		Term Loan, 6.82%, Maturing June 27, 2010	6,581,250
		Worldspan, L.P.
11,144,000		Term Loan, 8.61%, Maturing December 7, 2013	11,032,560
			$522,206,071
Cable and Satellite Television — 6.1%
		Atlantic Broadband Finance, LLC
$14,013,613		Term Loan, 7.61%, Maturing February 10, 2011	$13,672,031
		Bragg Communications, Inc.
7,511,843		Term Loan, 7.11%, Maturing August 31, 2011	7,511,843
		Bresnan Broadband Holdings, LLC
18,551,500		Term Loan, 7.36%, Maturing March 29, 2014	17,908,820
3,500,000		Term Loan, 7.36%, Maturing March 29, 2014	3,378,749
		Casema
EUR	2,346,899	Term Loan, 6.61%, Maturing November 14, 2014	3,165,870
EUR	1,072,502	Term Loan, 6.61%, Maturing November 14, 2014	1,446,761
EUR	3,419,400	Term Loan, 7.11%, Maturing November 14, 2015	4,640,991
		Charter Communications Operating, Inc.
76,463,117		Term Loan, 7.36%, Maturing April 28, 2013	72,869,350
16,000,000		Term Loan, 7.36%, Maturing April 28, 2013	15,248,000
		CSC Holdings, Inc.
3,375,000		Term Loan, 6.57%, Maturing March 29, 2012	3,243,260
29,177,661		Term Loan, 7.07%, Maturing March 29, 2013	28,099,138
		DirecTV Holdings, LLC
15,440,067		Term Loan, 6.82%, Maturing April 13, 2013	15,049,773
		Insight Midwest Holdings, LLC
45,950,000		Term Loan, 7.36%, Maturing April 6, 2014	44,622,550
		Kabel BW GmbH & Co. KG
EUR	1,660,000	Term Loan, Maturing June 9, 2012 (3)	2,256,669

		Kabel Deutschland GmbH
EUR	15,600,000	Term Loan, 5.88%, Maturing March 31, 2012	$20,982,030
		MCC Iowa, LLC
1,735,750		Term Loan, 6.84%, Maturing March 31, 2010	1,664,150
		Mediacom Broadband Group
7,960,000		Term Loan, 7.07%, Maturing January 31, 2015	7,581,900
14,392,553		Term Loan, 7.10%, Maturing January 31, 2015	13,888,814
		Mediacom Illinois, LLC
2,000,000		Term Loan, 6.84%, Maturing September 30, 2012	1,932,344
18,521,303		Term Loan, 7.10%, Maturing January 31, 2015	17,919,361
		NTL Investment Holdings, Ltd.
9,000,000		Term Loan, 7.36%, Maturing March 30, 2012	8,895,942
GBP	2,000,000	Term Loan, 7.77%, Maturing March 30, 2012	3,964,115
GBP	4,095,825	Term Loan, 8.28%, Maturing March 30, 2012	8,172,068
GBP	3,504,175	Term Loan, 8.28%, Maturing March 30, 2012	6,991,597
GBP	4,408,427	Term Loan, 8.29%, Maturing March 30, 2012	8,795,778
GBP	2,241,573	Term Loan, 8.29%, Maturing March 30, 2012	4,472,429
GBP	3,500,000	Term Loan, 8.48%, Maturing March 30, 2013	7,064,758
		Orion Cable GmbH
EUR	8,500,000	Term Loan, 6.97%, Maturing October 31, 2014	11,395,248
EUR	8,500,000	Term Loan, 7.22%, Maturing October 31, 2015	11,453,425
		Persona Communications Corp.
2,000,000		Term Loan, 11.32%, Maturing April 12, 2014	2,015,000
		ProSiebenSat.1 Media AG
EUR	2,593,095	Term Loan, 6.60%, Maturing March 2, 2015	3,356,550
EUR	2,593,095	Term Loan, 6.98%, Maturing March 2, 2016	3,374,298
		San Juan Cable, LLC
985,009		Term Loan, 7.36%, Maturing October 31, 2012	945,116
		UPC Broadband Holding B.V.
EUR	6,617,448	Term Loan, 0.00%, Maturing October 16, 2011 (2)	8,741,253
EUR	10,263,473	Term Loan, 6.30%, Maturing October 16, 2011	13,850,121
EUR	17,236,527	Term Loan, 6.30%, Maturing October 16, 2011	23,299,292
12,925,000		Term Loan, 7.13%, Maturing October 16, 2011	12,908,844
2,000,000		Term Loan, 7.13%, Maturing October 16, 2011	1,937,500
		YPSO Holding SA
EUR	14,884,112	Term Loan, 6.61%, Maturing July 28, 2014	19,784,714
EUR	5,744,037	Term Loan, 6.61%, Maturing July 28, 2014	7,635,264
EUR	9,371,851	Term Loan, 6.61%, Maturing July 28, 2014	12,457,538
			$478,593,254
Chemicals and Plastics — 6.5%
		Arizona Chemical, Inc.
EUR	3,038,359	Term Loan, 6.36%, Maturing February 28, 2013	$4,164,257
		Brenntag Holding GmbH and Co. KG
EUR	5,294,118	Term Loan, 6.37%, Maturing December 23, 2013	7,192,502
EUR	845,455	Term Loan, 6.60%, Maturing December 23, 2013	1,164,534
EUR	654,545	Term Loan, 6.60%, Maturing December 23, 2013	901,014

$1,963,636		Term Loan, 7.39%, Maturing December 23, 2013	$1,929,273
8,036,364		Term Loan, 7.39%, Maturing December 23, 2013	7,895,727
EUR	1,242,193	Term Loan, 6.62%, Maturing December 23, 2014	1,696,125
EUR	963,689	Term Loan, 6.62%, Maturing December 23, 2014	1,322,719
GBP	2,000,000	Term Loan, 8.85%, Maturing December 23, 2014	4,074,260
EUR	770,053	Term Loan, 10.06%, Maturing June 23, 2015	1,058,370
EUR	229,947	Term Loan, 10.06%, Maturing June 23, 2015	316,041
		Celanese Holdings, LLC
EUR	997,500	Term Loan, 5.92%, Maturing April 6, 2011	1,330,155
7,000,000		Term Loan, 5.32%, Maturing April 2, 2014	6,602,498
27,481,125		Term Loan, 7.11%, Maturing April 2, 2014	25,920,582
		Cognis GmbH
EUR	6,426,230	Term Loan, 6.15%, Maturing September 15, 2013	8,512,856
EUR	1,573,770	Term Loan, 6.15%, Maturing September 15, 2013	2,084,781
		Columbian Chemicals Acquisition
4,653,000		Term Loan, 7.11%, Maturing March 16, 2013	4,466,880
		Ferro Corp.
16,144,667		Term Loan, 7.34%, Maturing June 6, 2012	16,023,582
		First Chemical Holding
EUR	2,750,000	Term Loan, 6.18%, Maturing December 18, 2014 (2)	3,690,933
EUR	2,750,000	Term Loan, 6.65%, Maturing December 18, 2015 (2)	3,709,755
		Georgia Gulf Corp.
8,316,810		Term Loan, 7.82%, Maturing October 3, 2013	8,125,524
		Hercules, Inc.
7,601,785		Term Loan, 6.82%, Maturing October 8, 2010	7,534,319
		Hexion Specialty Chemicals, Inc.
EUR	1,130,454	Term Loan, 6.45%, Maturing May 5, 2012	1,535,817
9,800,000		Term Loan, 5.22%, Maturing May 5, 2013	9,478,442
25,465,335		Term Loan, 7.63%, Maturing May 5, 2013	24,566,103
5,531,796		Term Loan, 7.63%, Maturing May 5, 2013	5,336,457
3,482,456		Term Loan, 7.63%, Maturing May 5, 2013	3,368,190
		Huish Detergents, Inc.
8,000,000		Term Loan, 7.32%, Maturing April 26, 2014	7,440,000
		Huntsman International, LLC
13,375,000		Term Loan, 7.07%, Maturing August 16, 2012	13,048,984
		INEOS Group
EUR	1,261,942	Term Loan, 6.52%, Maturing December 14, 2011	1,691,804
EUR	223,058	Term Loan, 6.52%, Maturing December 14, 2011	299,039
EUR	1,261,942	Term Loan, 7.02%, Maturing December 14, 2011	1,699,578
EUR	223,058	Term Loan, 7.02%, Maturing December 14, 2011	300,413
5,831,475		Term Loan, 7.58%, Maturing December 14, 2012	5,682,772
EUR	2,000,000	Term Loan, 7.77%, Maturing December 14, 2012	2,702,052
7,959,750		Term Loan, 7.58%, Maturing December 14, 2013	7,736,877
7,959,750		Term Loan, 8.08%, Maturing December 14, 2014	7,736,877
		Innophos, Inc.
8,901,641		Term Loan, 7.57%, Maturing August 10, 2010	8,723,608

		Invista B.V.
$3,743,000		Term Loan, 6.86%, Maturing April 30, 2010	$3,593,280
12,230,068		Term Loan, 6.86%, Maturing April 29, 2011	11,802,016
7,384,933		Term Loan, 6.86%, Maturing April 29, 2011	7,126,461
		ISP Chemco, Inc.
25,800,000		Term Loan, 7.13%, Maturing June 4, 2014	24,780,900
		Kleopatra
EUR	5,100,000	Term Loan, 6.60%, Maturing January 3, 2016	6,981,135
8,876,250		Term Loan, 7.83%, Maturing January 3, 2016	8,876,250
		Kranton Polymers, LLC
13,661,564		Term Loan, 7.38%, Maturing May 12, 2013	13,183,409
		Lucite International Group Holdings
1,712,977		Term Loan, 7.61%, Maturing July 7, 2013	1,644,458
4,838,153		Term Loan, 7.61%, Maturing July 7, 2013	4,644,627
		Lyondell Chemical Co.
33,457,225		Term Loan, 6.86%, Maturing August 16, 2013	32,903,106
		Macdermid, Inc.
4,239,375		Term Loan, 7.36%, Maturing April 12, 2014	4,170,485
		Millenium Inorganic Chemicals
11,450,000		Term Loan, 7.61%, Maturing April 30, 2014	11,011,087
		Momentive Performance Material
5,000,000		Term Loan, 5.17%, Maturing December 4, 2013	4,716,665
6,693,869		Term Loan, 7.63%, Maturing December 4, 2013	6,314,547
		Mosaic Co.
9,209,671		Term Loan, 7.13%, Maturing December 21, 2012	9,088,794
		Nalco Co.
29,905,907		Term Loan, 7.10%, Maturing November 4, 2010	29,216,396
		Professional Paint, Inc.
5,568,750		Term Loan, 7.88%, Maturing May 31, 2012	5,290,312
		Propex Fabrics, Inc.
5,891,454		Term Loan, 8.36%, Maturing July 31, 2012	5,803,082
		Rockwood Specialties Group, Inc.
EUR	2,521,898	Term Loan, 6.00%, Maturing July 30, 2011	3,400,318
27,246,572		Term Loan, 6.86%, Maturing December 10, 2012	26,590,011
		Sigmakalon (BC) Holdco B.V.
EUR	190,335	Term Loan, 6.66%, Maturing September 9, 2013	259,074
EUR	3,114,528	Term Loan, 6.66%, Maturing September 9, 2013	4,239,345
EUR	5,695,137	Term Loan, 6.66%, Maturing September 9, 2013	7,751,945
EUR	1,915,904	Term Loan, 7.41%, Maturing September 9, 2014	2,616,304
EUR	469,112	Term Loan, 7.41%, Maturing September 9, 2014	640,605
EUR	5,825,801	Term Loan, 7.41%, Maturing September 9, 2014	7,955,548
		Solo Cup Co.
19,369,488		Term Loan, 8.84%, Maturing February 27, 2011	18,933,675
		Solutia, Inc.
5,245,516		DIP Loan, 8.36%, Maturing March 31, 2008	5,219,288

		TPG Spring UK, Ltd.
EUR	3,896,011	Term Loan, 6.91%, Maturing June 27, 2013	$5,283,057
EUR	3,896,011	Term Loan, 7.41%, Maturing June 27, 2013	5,309,723
		Wellman, Inc.
6,250,000		Term Loan, 9.36%, Maturing February 10, 2009	6,031,250
			$506,440,853
Clothing/Textiles — 0.5%
		Hanesbrands, Inc.
$19,817,143		Term Loan, 7.10%, Maturing September 5, 2013	$19,216,446
5,000,000		Term Loan, 9.11%, Maturing March 5, 2014	4,897,500
		St. John Knits International, Inc.
3,754,872		Term Loan, 8.36%, Maturing March 23, 2012	3,773,647
		The William Carter Co.
4,359,661		Term Loan, 6.85%, Maturing July 14, 2012	4,156,209
		Warnaco, Inc.
3,850,243		Term Loan, 6.86%, Maturing January 31, 2013	3,857,462
			$35,901,264
Conglomerates — 2.7%
		American Greetings Corp.
$5,497,738		Term Loan, 0.00%, Maturing April 4, 2013 (2)	$5,429,016
		Amsted Industries, Inc.
12,745,226		Term Loan, 7.36%, Maturing October 15, 2010	12,267,280
12,468,750		Term Loan, 7.36%, Maturing April 5, 2013	11,907,656
		Blount, Inc.
5,074,574		Term Loan, 5.31%, Maturing August 9, 2010	5,040,742
		Bushnell Performance Optics
737,191		Term Loan, 8.32%, Maturing August 19, 2011	733,505
		Doncasters
EUR	849,214	Term Loan, Maturing July 13, 2015 (3)	1,162,446
EUR	849,214	Term Loan, Maturing July 13, 2015 (3)	1,162,446
GBP	1,737,276	Term Loan, Maturing July 13, 2015 (3)	3,530,232
GBP	1,737,276	Term Loan, Maturing July 13, 2015 (3)	3,530,232
3,931,314		Term Loan, Maturing July 13, 2015 (3)	3,931,314
3,931,314		Term Loan, Maturing July 13, 2015 (3)	3,931,314
		Education Management, LLC
14,872,443		Term Loan, 7.13%, Maturing June 1, 2013	14,149,479
		Euramax International, Inc.
GBP	932,563	Term Loan, 9.26%, Maturing June 29, 2012	1,878,434
		GenTek, Inc.
3,851,858		Term Loan, 7.36%, Maturing February 25, 2011	3,772,413
		Goodman Global Holdings, Inc.
9,395,773		Term Loan, 7.13%, Maturing December 23, 2011	9,184,368
		ISS Holdings A/S
EUR	4,510,926	Term Loan, 6.15%, Maturing December 31, 2013	6,043,566
EUR	8,837,719	Term Loan, 6.16%, Maturing December 31, 2013	11,828,342

EUR	1,237,281	Term Loan, 6.16%, Maturing December 31, 2013	$1,655,968
GBP	5,068,562	Term Loan, 7.89%, Maturing December 31, 2013	10,278,118
		Johnson Diversey, Inc.
2,487,500		Term Loan, 7.86%, Maturing December 16, 2010	2,400,437
12,855,976		Term Loan, 7.86%, Maturing December 16, 2011	12,406,016
		Platinum 100, Ltd.
GBP	4,000,000	Term Loan, 8.43%, Maturing January 15, 2013	8,132,435
GBP	4,000,000	Term Loan, 8.93%, Maturing January 15, 2014	8,164,192
		Polymer Group, Inc.
3,000,000		Revolving Loan, 0.00%, Maturing November 22, 2010 (2)	2,865,000
21,453,548		Term Loan, 7.61%, Maturing November 22, 2012	21,024,478
		RBS Global, Inc.
2,271,250		Term Loan, 7.64%, Maturing July 19, 2013	2,163,366
		Rexnord Corp.
10,185,246		Term Loan, 7.86%, Maturing July 19, 2013	9,701,447
		RGIS Holdings, LLC
911,905		Term Loan, 0.00%, Maturing April 30, 2014 (2)	893,667
18,238,095		Term Loan, 7.86%, Maturing April 30, 2014	17,873,333
		US Investigations Services, Inc.
6,504,519		Term Loan, 8.07%, Maturing October 14, 2012	6,520,780
3,841,500		Term Loan, 8.07%, Maturing October 14, 2013	3,851,104
			$207,413,126
Containers and Glass Products — 3.4%
		Berry Plastics Corp.
$29,850,188		Term Loan, 7.36%, Maturing April 3, 2015	$28,091,146
		Bluegrass Container Co.
3,083,700		Term Loan, 7.60%, Maturing June 30, 2013	3,023,312
10,306,050		Term Loan, 7.60%, Maturing June 30, 2013	10,104,227
		Consolidated Container Holdings
9,975,000		Term Loan, 7.61%, Maturing March 28, 2014	9,542,753
		Crown Americas, LLC
EUR	4,455,000	Term Loan, 5.81%, Maturing November 15, 2012	6,098,227
9,850,500		Term Loan, 7.11%, Maturing November 15, 2012	9,702,742
1,435,500		Term Loan, 7.11%, Maturing November 15, 2012	1,413,967
		Graham Packaging Holdings Co.
35,685,563		Term Loan, 7.63%, Maturing October 7, 2011	34,049,986
		Graphic Packaging International, Inc.
50,031,125		Term Loan, 7.34%, Maturing May 16, 2014	49,105,549
		IPG (US), Inc.
10,347,409		Term Loan, 8.08%, Maturing July 28, 2011	10,088,723
		JSG Acquisitions
EUR	17,250,000	Term Loan, 6.08%, Maturing December 31, 2014	23,172,877
EUR	17,250,000	Term Loan, 6.42%, Maturing December 31, 2014	23,290,940
		OI European Group B.V.
EUR	12,316,500	Term Loan, 5.64%, Maturing June 14, 2013	16,606,549

		Owens-Brockway Glass Container
	$10,288,188	Term Loan, 6.82%, Maturing June 14, 2013	$9,936,671
		Pregis Corp.
	2,652,750	Term Loan, 7.61%, Maturing October 12, 2011	2,670,988
		Smurfit-Stone Container Corp.
	3,225,483	Term Loan, 5.22%, Maturing November 1, 2011	3,154,703
	4,163,206	Term Loan, 7.38%, Maturing November 1, 2011	4,071,848
	14,035,589	Term Loan, 7.38%, Maturing November 1, 2011	13,727,592
	9,540,382	Term Loan, 7.38%, Maturing November 1, 2011	9,331,028
			$267,183,828
Cosmetics/Toiletries — 0.2%
		American Safety Razor Co.
	$3,465,000	Term Loan, 7.86%, Maturing July 31, 2013	$3,378,375
		Prestige Brands, Inc.
	12,683,597	Term Loan, 7.63%, Maturing April 7, 2011	12,398,216
			$15,776,591
Drugs — 0.9%
		Chattem, Inc.
	$1,616,347	Term Loan, 7.11%, Maturing January 2, 2013	$1,575,938
		Graceway Pharmaceuticals, LLC
	14,701,458	Term Loan, 8.11%, Maturing May 3, 2012	14,186,907
		Pharmaceutical Holdings Corp.
	5,332,500	Term Loan, 8.57%, Maturing January 30, 2012	5,375,827
		Royal Pharma Finance Trust
	4,488,750	Term Loan, 6.84%, Maturing April 16, 2013	4,387,753
		Stiefel Laboratories, Inc.
	5,426,378	Term Loan, 7.61%, Maturing December 28, 2013	5,344,983
	7,094,487	Term Loan, 7.61%, Maturing December 28, 2013	6,988,070
		Warner Chilcott Corp.
	116,348	Term Loan, Maturing January 18, 2012 (3)	111,694
	24,567,030	Term Loan, 7.36%, Maturing January 18, 2012	23,842,302
	7,482,837	Term Loan, 7.36%, Maturing January 18, 2012	7,262,094
			$69,075,568
Ecological Services and Equipment — 1.4%
		Allied Waste Industries, Inc.
	$9,594,813	Term Loan, 5.32%, Maturing January 15, 2012	$9,218,216
	20,284,303	Term Loan, 7.09%, Maturing January 15, 2012	19,534,514
		AVR Acquisitions B.V.
EUR	3,500,000	Term Loan, 6.66%, Maturing March 31, 2014	4,725,099
EUR	3,500,000	Term Loan, 6.16%, Maturing March 31, 2015	4,704,139
		Casella Waste Systems, Inc.
	4,974,286	Term Loan, 7.36%, Maturing April 28, 2010	4,775,314
		Duratek, Inc.
	460,562	Term Loan, 7.66%, Maturing June 7, 2013	454,805

		EnergySolutions, LLC
$55,853		Term Loan, 7.57%, Maturing June 7, 2013	$55,155
960,764		Term Loan, 7.66%, Maturing June 7, 2013	948,755
		Environmental Systems, Inc.
1,000,000		Term Loan, 12.49%, Maturing December 12, 2010 (4)	603,750
		IESI Corp.
9,267,647		Term Loan, 7.08%, Maturing January 20, 2012	9,082,294
		Kemble Water Structure Ltd.
GBP	17,750,000	Term Loan, 9.77%, Maturing October 13, 2013	35,764,574
		PHS Group PIC
GBP	1,500,000	Term Loan, 7.99%, Maturing July 5, 2010	3,061,410
GBP	1,500,000	Term Loan, 8.49%, Maturing July 5, 2011	3,049,029
		Putunder AURAcquisitions
EUR	2,000,000	Term Loan, 6.16%, Maturing April 1, 2015	2,688,079
		Sensus Metering Systems, Inc.
3,000,000		Revolving Loan, 7.82%, Maturing December 17, 2009 (2)	2,865,000
8,661,047		Term Loan, 7.37%, Maturing December 17, 2010	8,617,742
814,491		Term Loan, 7.37%, Maturing December 17, 2010	810,419
		Wastequip, Inc.
622,357		Term Loan, 7.14%, Maturing February 5, 2013	619,634
1,377,644		Term Loan, 7.61%, Maturing February 5, 2013	1,371,616
			$112,949,544
Electronics/Electrical — 2.8%
		Advanced Micro Devices, Inc.
$16,729,001		Term Loan, 7.36%, Maturing December 31, 2013	$15,745,018
		AMI Semiconductor, Inc.
7,793,226		Term Loan, 6.86%, Maturing April 1, 2012	7,656,844
		Aspect Software, Inc.
11,016,750		Term Loan, 8.36%, Maturing July 11, 2011	10,672,477
		Baldor Electric Co.
6,534,144		Term Loan, 7.13%, Maturing January 31, 2014	6,364,257
		Communications & Power, Inc.
3,760,641		Term Loan, 9.22%, Maturing July 23, 2010	3,723,035
		EnerSys Capital, Inc.
10,226,959		Term Loan, 7.11%, Maturing March 17, 2011	10,214,175
		Fairchild Semiconductor Corp.
16,409,250		Term Loan, 6.86%, Maturing June 26, 2013	15,834,926
		FCI International S.A.S.
EUR	750,000	Term Loan, 6.70%, Maturing November 1, 2013	1,016,211
1,000,000		Term Loan, 7.73%, Maturing November 1, 2013	987,656
764,245		Term Loan, 7.76%, Maturing November 1, 2013	761,379
735,755		Term Loan, 7.76%, Maturing November 1, 2013	732,996
735,755		Term Loan, 7.76%, Maturing November 1, 2013	726,673
764,245		Term Loan, 7.76%, Maturing November 1, 2013	754,811
EUR	750,000	Term Loan, 6.70%, Maturing October 31, 2014	1,016,211

		Fender Musical Instruments Corp.
$2,650,000		Term Loan, Maturing June 9, 2014 (3)	$2,570,500
5,300,000		Term Loan, 7.65%, Maturing June 9, 2014	5,141,000
		Freescale Semiconductor, Inc.
46,924,494		Term Loan, 7.11%, Maturing December 1, 2013	43,282,496
		Ganymed 347 VV GmbH
EUR	494,190	Term Loan, 6.87%, Maturing April 30, 2013	673,567
EUR	1,005,810	Term Loan, 6.87%, Maturing April 30, 2013	1,370,888
EUR	494,190	Term Loan, 7.37%, Maturing April 30, 2014	674,781
EUR	1,005,810	Term Loan, 7.37%, Maturing April 30, 2014	1,373,219
		Infor Enterprise Solutions Holdings
EUR	2,985,000	Term Loan, 7.16%, Maturing July 28, 2012	3,902,146
21,752,981		Term Loan, 9.11%, Maturing July 28, 2012	21,372,304
11,349,381		Term Loan, 9.11%, Maturing July 28, 2012	11,150,767
		Intergraph Corp.
3,513,810		Term Loan, 7.61%, Maturing May 29, 2014	3,408,395
		Invensys International Holding
EUR	1,001,757	Term Loan, 6.16%, Maturing December 15, 2010	1,371,255
2,166,667		Term Loan, 7.36%, Maturing December 15, 2010	2,153,125
2,333,333		Term Loan, 7.36%, Maturing January 15, 2011	2,314,375
		Network Solutions, Inc.
6,427,451		Term Loan, 7.86%, Maturing March 7, 2014	6,278,816
		Open Solutions, Inc.
12,371,175		Term Loan, 7.45%, Maturing January 23, 2014	11,783,545
		Sensata Technologies Finance Co.
12,867,855		Term Loan, 7.11%, Maturing April 27, 2013	12,480,481
		VertaFore, Inc.
14,039,813		Term Loan, 7.86%, Maturing January 31, 2012	13,548,419
			$221,056,748
Equipment Leasing — 0.6%
		Maxim Crane Works, L.P.
$8,500,000		Term Loan, 7.36%, Maturing June 29, 2014	$8,308,750
		The Hertz Corp.
2,875,000		Term Loan, 5.36%, Maturing December 21, 2012	2,793,543
16,019,601		Term Loan, 7.10%, Maturing December 21, 2012	15,565,717
		United Rentals, Inc.
5,212,716		Term Loan, 5.32%, Maturing February 14, 2011	5,124,751
11,348,170		Term Loan, 7.32%, Maturing February 14, 2011	11,156,670
			$42,949,431
Farming/Agriculture — 0.2%
		Central Garden & Pet Co.
$10,887,051		Term Loan, 6.82%, Maturing February 28, 2014	$10,764,572
		United Agri Products, Inc.
2,970,000		Term Loan, 7.36%, Maturing June 8, 2012	2,977,425
			$13,741,997

Financial Intermediaries — 1.2%
		AmeriTrade Holding Corp.
$16,578,057		Term Loan, 6.82%, Maturing December 31, 2012	$16,218,860
		Asset Acceptence Capital Corp.
2,500,000		Term Loan, 7.57%, Maturing June 5, 2013	2,487,500
		Citco III, Ltd.
5,875,000		Term Loan, 7.63%, Maturing June 30, 2014	5,875,000
		Coinstar, Inc.
8,360,759		Term Loan, 7.36%, Maturing July 7, 2011	8,397,337
		E.A. Viner International Co.
1,185,000		Term Loan, 7.86%, Maturing July 31, 2013	1,189,444
		Elster Group GmbH (Ruhrgas)
1,250,000		Term Loan, 7.38%, Maturing June 12, 2013	1,228,125
		Grosvenor Capital Management
4,353,125		Term Loan, 7.61%, Maturing December 5, 2013	4,222,531
		Investools, Inc.
3,700,000		Term Loan, 8.61%, Maturing August 13, 2012	3,663,000
		Jupiter Asset Management Group
GBP	4,275,000	Term Loan, 8.05%, Maturing June 30, 2015	8,339,533
		LPL Holdings, Inc.
25,597,358		Term Loan, 7.36%, Maturing December 18, 2014	24,765,444
		Oxford Acquisition III, Ltd.
13,300,000		Term Loan, 7.11%, Maturing May 24, 2014	12,917,625
		RJO Holdings Corp. (RJ O’Brien)
4,225,000		Term Loan, 8.32%, Maturing July 31, 2014	4,172,187
		The Geo Group, Inc.
1,341,164		Term Loan, 6.82%, Maturing January 24, 2014	1,334,459
			$94,811,045
Food Products — 3.0%
		Acosta, Inc.
$18,817,481		Term Loan, 7.57%, Maturing July 28, 2013	$18,205,913
		Advance Food Company, Inc.
111,111		Term Loan, 0.00%, Maturing March 16, 2014 (2)	106,389
387,916		Term Loan, 7.11%, Maturing March 16, 2014	371,430
		American Seafoods Group, LLC
3,991,434		Term Loan, 7.11%, Maturing September 30, 2012	3,906,616
		BF Bolthouse HoldCo, LLC
6,353,250		Term Loan, 7.63%, Maturing December 16, 2012	6,259,273
		Birds Eye Foods, Inc.
6,049,167		Term Loan, 7.11%, Maturing March 22, 2013	5,913,060
		BL Marketing, Ltd.
GBP	2,200,000	Term Loan, 8.23%, Maturing December 20, 2013	4,409,040
GBP	3,500,000	Term Loan, 8.05%, Maturing December 31, 2013	6,922,515
GBP	2,200,000	Term Loan, 8.73%, Maturing December 20, 2014	4,431,393
GBP	2,500,000	Term Loan, 10.66%, Maturing June 30, 2015	5,102,351

		Black Lion Beverages III B.V.
EUR	1,500,000	Term Loan, 6.48%, Maturing December 31, 2013	$2,005,610
EUR	1,500,000	Term Loan, 7.18%, Maturing December 31, 2014	2,013,501
EUR	3,000,000	Term Loan, 8.36%, Maturing January 24, 2016	4,039,819
		Bumble Bee Seafood, LLC
3,000,000		Term Loan, 7.11%, Maturing May 2, 2012	2,910,000
		Charden International B.V.
EUR	1,000,000	Term Loan, 6.54%, Maturing March 14, 2014	1,354,021
EUR	1,000,000	Term Loan, 7.04%, Maturing March 14, 2015	1,360,865
EUR	1,500,000	Term Loan, 9.54%, Maturing March 14, 2016	2,048,142
		Chiquita Brands, LLC
9,562,578		Term Loan, 8.38%, Maturing June 28, 2012	9,401,210
		Dean Foods Co.
29,102,063		Term Loan, 6.86%, Maturing April 2, 2014	28,141,694
		Del Monte Corp.
5,686,738		Term Loan, 6.82%, Maturing February 8, 2012	5,473,485
		Dole Food Company, Inc.
1,284,358		Term Loan, 5.23%, Maturing April 12, 2013	1,216,929
9,512,277		Term Loan, 7.45%, Maturing April 12, 2013	9,012,882
2,853,683		Term Loan, 7.54%, Maturing April 12, 2013	2,703,865
		Foodvest Limited
EUR	632,918	Term Loan, 6.59%, Maturing March 16, 2014	861,496
GBP	437,500	Term Loan, 8.33%, Maturing March 16, 2014	880,132
EUR	580,555	Term Loan, 7.09%, Maturing March 16, 2015	793,997
GBP	401,305	Term Loan, 8.83%, Maturing March 16, 2015	810,374
GBP	500,000	Term Loan, 10.33%, Maturing September 16, 2015	985,544
		MafCo Worldwide Corp.
955,003		Term Loan, 7.36%, Maturing December 8, 2011	935,903
		Michael Foods, Inc.
16,378,354		Term Loan, 7.36%, Maturing November 21, 2010	16,078,090
		Nash-Finch Co.
4,453,200		Term Loan, 7.88%, Maturing November 12, 2010	4,319,604
		National Dairy Holdings, L.P.
8,375,075		Term Loan, 7.32%, Maturing March 15, 2012	8,375,075
		Pinnacle Foods Finance, LLC
7,000,000		Revolving Loan, 0.00%, Maturing April 2, 2013 (2)	6,790,000
32,600,000		Term Loan, 8.11%, Maturing April 2, 2014	30,888,500
		QCE Finance, LLC
10,102,975		Term Loan, 7.61%, Maturing May 5, 2013	9,704,473
		Reddy Ice Group, Inc.
14,335,000		Term Loan, 7.11%, Maturing August 9, 2012	14,361,878
		Ruby Acquisitions, Ltd.
GBP	2,539,204	Term Loan, 8.78%, Maturing January 5, 2015	5,101,742
		United Biscuit Holdco, Ltd.
EUR	1,209,173	Term Loan, 6.88%, Maturing December 14, 2014	1,635,177
GBP	3,859,511	Term Loan, 8.69%, Maturing December 14, 2014	7,733,659
			$237,565,647

Food Service — 1.9%
		AFC Enterprises, Inc.
$3,215,065		Term Loan, 7.63%, Maturing May 23, 2009	$3,194,971
		B&G Foods, Inc.
1,695,652		Term Loan, 7.36%, Maturing February 23, 2013	1,670,217
		Buffets, Inc.
1,826,350		Term Loan, 5.25%, Maturing May 1, 2013	1,812,652
13,758,936		Term Loan, 8.11%, Maturing November 1, 2013	13,655,744
		Burger King Corp.
6,735,534		Term Loan, 6.88%, Maturing June 30, 2012	6,562,094
		CBRL Group, Inc.
3,882,759		Term Loan, 6.84%, Maturing April 27, 2013 (2)	3,724,214
9,585,062		Term Loan, 6.86%, Maturing April 27, 2013	9,244,792
		CKE Restaurants, Inc.
8,977,500		Term Loan, 6.75%, Maturing March 27, 2013	8,949,445
		Denny’s, Inc.
1,063,333		Term Loan, 7.32%, Maturing March 31, 2012	1,049,377
5,730,184		Term Loan, 7.36%, Maturing March 31, 2012	5,654,975
		Elior Sca
EUR	701,754	Term Loan, 6.11%, Maturing June 23, 2014	944,586
EUR	701,754	Term Loan, 6.61%, Maturing June 23, 2015	947,789
		Holding Bercy Investissement
EUR	845,787	Term Loan, Maturing June 23, 2011 (3)	1,179,463
EUR	1,522,768	Term Loan, 6.36%, Maturing June 23, 2011	2,084,442
		JRD Holdings, Inc.
5,900,000		Term Loan, 7.87%, Maturing June 26, 2014	5,546,000
		Landry’s Restaurants, Inc.
2,098,297		Term Loan, 7.08%, Maturing December 28, 2010	2,100,920
		Maine Beverage Co., LLC
3,221,429		Term Loan, 7.11%, Maturing June 30, 2010	3,205,321
		NPC International, Inc.
4,316,112		Term Loan, 7.11%, Maturing May 3, 2013	4,186,629
		OSI Restaurant Partners, LLC
727,448		Term Loan, 7.88%, Maturing May 9, 2013	695,440
8,947,552		Term Loan, 7.63%, Maturing May 9, 2014	8,553,860
		RMK Acquisition Corp. (Aramark)
2,376,596		Term Loan, 5.36%, Maturing January 26, 2014	2,242,913
33,511,339		Term Loan, 7.36%, Maturing January 26, 2014	31,626,326
		Sagittarius Restaurants, LLC
4,819,012		Term Loan, 7.61%, Maturing March 29, 2013	4,730,164
		Selecta
CHF	18,404,850	Term Loan, Maturing June 28, 2015 (3)	15,294,042
		SSP Financing, Ltd.
EUR	840,369	Term Loan, 6.36%, Maturing June 15, 2014	1,134,522
EUR	184,777	Term Loan, 6.62%, Maturing June 15, 2014	253,486
3,954,516		Term Loan, 7.58%, Maturing June 15, 2014	3,979,232
EUR	840,369	Term Loan, 6.86%, Maturing June 15, 2015	1,140,274

EUR	184,777	Term Loan, 7.12%, Maturing June 15, 2015	$254,592
	3,954,516	Term Loan, 8.08%, Maturing June 15, 2015	3,947,101
			$149,565,583
Food/Drug Retailers — 1.2%
		General Nutrition Centers, Inc.
	16,758,000	Term Loan, 7.61%, Maturing September 16, 2013	16,276,207
		Giant Eagle, Inc.
	6,970,491	Term Loan, 6.86%, Maturing November 7, 2012	6,831,081
		Rite Aid Corp.
	35,500,000	Term Loan, 7.07%, Maturing June 1, 2014	35,477,812
		Roundy’s Supermarkets, Inc.
	24,059,846	Term Loan, 8.11%, Maturing November 3, 2011	23,488,425
		Supervalu, Inc.
	14,318,750	Term Loan, 6.86%, Maturing June 1, 2012	13,939,303
			$96,012,828
Forest Products — 2.0%
		Appleton Papers, Inc.
$11,650,000		Term Loan, 7.10%, Maturing June 5, 2014	$11,261,671
		Boise Cascade Holdings, LLC
	9,087,215	Term Loan, 0.00%, Maturing April 30, 2014 (2)	8,511,695
	32,137,656	Term Loan, 6.86%, Maturing April 30, 2014	30,102,282
		Domtar Corp.
	15,300,000	Term Loan, 6.70%, Maturing March 7, 2014	14,779,800
		Georgia-Pacific Corp.
	6,080,556	Term Loan, 7.11%, Maturing December 20, 2012	5,760,238
	65,143,024	Term Loan, 7.11%, Maturing December 20, 2012	61,711,355
		NewPage Corp.
	12,191,943	Term Loan, 7.63%, Maturing May 2, 2011	12,029,388
		Xerium Technologies, Inc.
EUR	1,960,000	Term Loan, 6.91%, Maturing May 18, 2012	2,657,458
	9,234,185	Term Loan, 8.11%, Maturing May 18, 2012	8,818,647
			$155,632,534
Healthcare — 6.7%
		Accellent, Inc.
$4,198,718		Term Loan, 7.86%, Maturing November 22, 2012	$3,988,782
		Advanced Medical Optics, Inc.
	1,995,000	Term Loan, 7.10%, Maturing April 2, 2014	1,947,619
		Alliance Imaging, Inc.
	8,832,983	Term Loan, 7.88%, Maturing December 29, 2011	8,737,295
		American Achievement Corp.
	5,110,851	Term Loan, 7.57%, Maturing March 25, 2011	4,995,857
		American Medical Systems
	12,472,098	Term Loan, 7.68%, Maturing July 20, 2012	12,409,737
		AMN Healthcare, Inc.
	2,669,031	Term Loan, 7.11%, Maturing November 2, 2011	2,602,305

		AMR HoldCo, Inc.
$6,022,472		Term Loan, 7.36%, Maturing February 10, 2012	$5,853,090
		Biomet, Inc.
25,000,000		Term Loan, Maturing December 26, 2014 (3)	23,687,500
EUR	10,750,000	Term Loan, Maturing December 26, 2014 (3)	14,696,744
		Capio AB
EUR	1,248,780	Term Loan, 6.36%, Maturing April 24, 2015	1,673,068
EUR	1,501,220	Term Loan, 6.36%, Maturing April 24, 2015	2,011,277
EUR	1,248,780	Term Loan, 6.48%, Maturing April 16, 2016	1,683,752
EUR	1,501,220	Term Loan, 6.48%, Maturing April 24, 2016	2,024,120
		Cardinal Health 409, Inc.
16,900,000		Term Loan, 7.61%, Maturing April 10, 2014	15,886,000
		Carestream Health, Inc.
17,075,000		Term Loan, 7.34%, Maturing April 30, 2013	16,178,562
		Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 6.56%, Maturing March 23, 2015	8,604,738
		CB Diagnostics AB
999,652		Term Loan, 7.48%, Maturing January 16, 2015	1,002,151
2,318,673		Term Loan, 7.73%, Maturing January 16, 2016	2,336,063
		Concentra, Inc.
6,000,000		Term Loan, 7.61%, Maturing June 25, 2014	5,805,000
		ConMed Corp.
3,601,847		Term Loan, 7.07%, Maturing April 13, 2013	3,493,792
		CRC Health Corp.
3,924,639		Term Loan, 7.61%, Maturing February 6, 2013	3,846,146
3,870,750		Term Loan, 7.86%, Maturing February 6, 2013	3,793,335
		Dako Equity Project Delphi
EUR	3,500,282	Term Loan, 6.90%, Maturing June 12, 2016	4,671,577
1,568,302		Term Loan, 7.46%, Maturing June 12, 2016	1,568,302
		Davita, Inc.
32,753,823		Term Loan, 6.86%, Maturing October 5, 2012	31,084,623
		DJ Orthopedics, LLC
2,297,929		Term Loan, 6.88%, Maturing April 7, 2013	2,246,225
		Emdeon Business Services, LLC
13,554,341		Term Loan, 7.61%, Maturing November 16, 2013	13,113,825
		Encore Medical Finance, LLC
8,138,500		Term Loan, 7.88%, Maturing November 3, 2013	7,955,384
		FGX International, Inc.
3,920,000		Term Loan, 9.36%, Maturing December 12, 2012	3,763,200
		FHC Health Systems, Inc.
888,889		Term Loan, 12.11%, Maturing June 27, 2008	897,778
917,817		Term Loan, 12.07%, Maturing December 18, 2009	926,995
642,472		Term Loan, 14.07%, Maturing December 18, 2009	648,897
3,250,000		Term Loan, 15.11%, Maturing February 7, 2011	3,298,750
		Fresenius Medical Care Holdings
22,715,942		Term Loan, 6.74%, Maturing March 31, 2013	21,905,688

		Gambro Holding AB
EUR	2,000,000	Term Loan, 6.60%, Maturing June 5, 2014	$2,703,479
1,500,000		Term Loan, 7.87%, Maturing June 5, 2014	1,473,750
EUR	2,000,000	Term Loan, 7.10%, Maturing June 5, 2015	2,717,167
1,500,000		Term Loan, 8.37%, Maturing June 5, 2015	1,481,250
		Hanger Orthopedic Group, Inc.
5,420,250		Term Loan, 7.61%, Maturing May 30, 2013	5,393,149
		HCA, Inc.
61,093,000		Term Loan, 7.61%, Maturing November 18, 2013	59,087,134
		Health Management Association, Inc.
27,655,688		Term Loan, 7.11%, Maturing February 28, 2014	26,964,295
		HealthSouth Corp.
11,606,872		Term Loan, 7.86%, Maturing March 10, 2013	11,326,136
		IASIS Healthcare, LLC
2,634,420		Term Loan, 5.70%, Maturing March 14, 2014 (2)	2,515,871
702,512		Term Loan, 7.32%, Maturing March 14, 2014	670,899
7,690,794		Term Loan, 7.36%, Maturing March 14, 2014	7,344,708
		Ikaria Acquisition, Inc.
5,031,915		Term Loan, 7.86%, Maturing March 28, 2013	5,044,495
		IM U.S. Holdings, LLC
10,700,000		Term Loan, 7.34%, Maturing June 26, 2014	10,218,500
		Inventiv Health, Inc.
490,000		Term Loan, 0.00%, Maturing July 6, 2014 (2)	474,075
8,085,000		Term Loan, 7.11%, Maturing July 6, 2014	8,069,841
		Leiner Health Products, Inc.
8,099,500		Term Loan, 9.83%, Maturing May 27, 2011	7,876,764
		LifeCare Holdings, Inc.
9,088,125		Term Loan, 8.36%, Maturing August 11, 2012	8,467,106
		LifePoint Hospitals, Inc.
16,519,064		Term Loan, 6.99%, Maturing April 15, 2012	15,755,058
		Magellan Health Services, Inc.
3,679,054		Term Loan, 5.20%, Maturing August 15, 2008	3,688,252
1,839,527		Term Loan, 7.11%, Maturing August 15, 2008	1,844,126
		Matria Healthcare, Inc.
3,151,848		Term Loan, 7.36%, Maturing January 19, 2012	3,073,052
		Multiplan Merger Corp.
4,796,458		Term Loan, 7.82%, Maturing April 12, 2013	4,634,578
5,236,112		Term Loan, 7.82%, Maturing April 12, 2013	5,059,393
		National Mentor Holdings, Inc.
484,400		Term Loan, 5.32%, Maturing June 29, 2013	481,827
8,083,944		Term Loan, 7.35%, Maturing June 29, 2013	8,041,002
		Nyco Holdings
2,900,000		Term Loan, Maturing December 29, 2014 (3)	2,806,353
EUR	9,850,000	Term Loan, 6.66%, Maturing December 29, 2014	13,081,091
2,900,000		Term Loan, Maturing December 29, 2015 (3)	2,820,853
EUR	9,850,000	Term Loan, 7.16%, Maturing December 29, 2015	13,148,507
		Psychiatric Solutions Inc.
999,347		Term Loan, 7.12%, Maturing May 31, 2014	998,098

		RadNet Management, Inc.
	$4,477,500	Term Loan, 8.86%, Maturing November 15, 2012	$4,488,694
		Renal Advantage, Inc.
	2,309,612	Term Loan, 7.86%, Maturing October 5, 2012	2,263,420
		Select Medical Holding Corp.
	2,000,000	Revolving Loan, 7.32%, Maturing February 24, 2010 (2)	1,880,000
	9,721,836	Term Loan, 7.36%, Maturing February 24, 2012	9,511,193
		Sunrise Medical Holdings, Inc.
	5,745,846	Term Loan, 9.38%, Maturing May 13, 2010	5,688,387
		Vanguard Health Holding Co., LLC
	14,836,446	Term Loan, 7.61%, Maturing September 23, 2011	14,317,171
		Viant Holdings, Inc.
	4,875,000	Term Loan, 7.61%, Maturing June 25, 2014	4,740,938
			$519,488,789
Home Furnishings — 1.4%
		Dometic Corp.
	$2,790,150	Term Loan, 7.74%, Maturing December 31, 2014	$2,730,859
	1,788,692	Term Loan, 8.24%, Maturing December 31, 2014	1,757,390
	421,159	Term Loan, 8.24%, Maturing December 31, 2014	413,788
		Interline Brands, Inc.
	8,351,511	Term Loan, 7.07%, Maturing June 23, 2013	8,100,965
	5,775,326	Term Loan, 7.07%, Maturing June 23, 2013	5,602,066
		Hunter Fan Co.
	415,714	Term Loan, 0.00%, Maturing April 16, 2014 (2)	394,929
	4,434,286	Term Loan, 7.86%, Maturing April 16, 2014	4,212,571
		Jarden Corp.
	16,221,541	Term Loan, 7.11%, Maturing January 24, 2012	15,907,249
	6,603,596	Term Loan, 7.11%, Maturing January 24, 2012	6,477,025
		National Bedding Co., LLC
	12,817,595	Term Loan, 7.36%, Maturing August 31, 2011	12,545,221
	1,500,000	Term Loan, 10.36%, Maturing August 31, 2012	1,432,500
		Oreck Corp.
	4,245,303	Term Loan, 10.00%, Maturing February 2, 2012	3,459,922
		Sanitec Oy
EUR	4,478,261	Term Loan, 7.05%, Maturing April 7, 2013	5,973,371
EUR	4,478,261	Term Loan, 7.55%, Maturing April 7, 2014	6,011,684
		Sealy Mattress Co.
	5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012 (2)	4,750,000
	6,354,620	Term Loan, 6.86%, Maturing August 25, 2012	6,275,187
		Simmons Co.
	21,880,243	Term Loan, 7.41%, Maturing December 19, 2011	21,223,835
	2,500,000	Term Loan, 10.65%, Maturing February 15, 2012	2,404,168
			$109,672,730
Industrial Equipment — 2.0%
		Aearo Technologies, Inc.
	$8,100,000	Term Loan, 7.61%, Maturing July 2, 2014	$7,776,000

		Alliance Laundry Holdings, LLC
$3,645,213		Term Loan, 7.61%, Maturing January 27, 2012	$3,599,648
		Bucyrus International, Inc.
2,000,000		Term Loan, 6.87%, Maturing May 4, 2014	1,970,000
		Colfax Corp.
1,998,307		Term Loan, 7.63%, Maturing May 30, 2009	2,014,543
EUR	4,925,000	Term Loan, 6.41%, Maturing December 19, 2011	6,792,148
		EPD Holdings (Goodyear Engineering Production)
1,353,125		Term Loan, Maturing July 13, 2014 (3)	1,305,766
9,471,875		Term Loan, Maturing July 13, 2014 (3)	9,140,359
2,000,000		Term Loan, Maturing July 13, 2015 (3)	1,931,666
		Flowserve Corp.
13,690,341		Term Loan, 6.88%, Maturing August 10, 2012	13,459,317
		Foamex L.P.
4,500,000		Term Loan, 7.60%, Maturing February 12, 2013	4,379,999
		FR Brand Acquisition Corp.
10,174,500		Term Loan, 7.63%, Maturing February 7, 2014	9,631,863
		Generac Acquisition Corp.
11,895,000		Term Loan, 7.86%, Maturing November 7, 2013	10,958,269
		Gleason Corp.
1,557,121		Term Loan, Maturing June 30, 2013 (3)	1,531,818
5,067,879		Term Loan, 7.38%, Maturing June 30, 2013	4,985,526
		Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 6.94%, Maturing December 27, 2010 (2)	4,436,985
GBP	2,613,085	Term Loan, 8.35%, Maturing December 27, 2010	5,004,599
		Itron, Inc.
GBP	997,500	Term Loan, 8.01%, Maturing April 18, 2014	1,966,161
		John Maneely Co.
16,415,667		Term Loan, 8.61%, Maturing December 8, 2013	14,753,581
		Kion Group GmbH
2,250,000		Term Loan, 7.58%, Maturing December 23, 2014	2,210,063
2,250,000		Term Loan, 7.83%, Maturing December 23, 2015	2,221,313
		Loan Acquisitions Corp.
545,455		Term Loan, 0.00%, Maturing July 11, 2014 (2)	529,091
1,454,545		Term Loan, 7.82%, Maturing July 11, 2014	1,410,909
		Polypore International, Inc.
20,000,000		Term Loan, 7.56%, Maturing July 3, 2014	19,000,000
		Polypore, Inc.
5,000,000		Term Loan, 0.00%, Maturing July 3, 2013 (2)	4,750,000
EUR	1,114,496	Term Loan, 6.36%, Maturing July 3, 2014	1,502,694
		Terex Corp.
5,643,000		Term Loan, 7.11%, Maturing July 13, 2013	5,664,161
		TFS Acquisition Corp.
5,458,750		Term Loan, 8.86%, Maturing August 11, 2013	5,431,456
		TNT Logistics Holdings
EUR	1,135,787	Term Loan, 6.42%, Maturing January 4, 2014	1,549,475
EUR	654,423	Term Loan, 6.61%, Maturing January 4, 2014	892,784

EUR	1,111,285	Term Loan, 6.61%, Maturing January 4, 2014	$1,516,048
EUR	1,365,776	Term Loan, 6.61%, Maturing January 4, 2014	1,863,233
			$154,179,475
Insurance — 0.8%
		ARG Holding, Inc.
$7,830,750		Term Loan, 8.38%, Maturing November 30, 2011	$7,752,443
	500,000	Term Loan, 12.63%, Maturing November 30, 2012	497,500
		CCC Information Services Group
	4,557,991	Term Loan, 7.86%, Maturing February 10, 2013	4,444,041
		Conseco, Inc.
	29,581,105	Term Loan, 7.32%, Maturing October 10, 2013	28,471,814
		Hilb, Rogal & Hobbs Co.
	5,628,750	Term Loan, 6.86%, Maturing April 26, 2013	5,521,455
		Hub International Holdings, Inc.
	1,651,634	Term Loan, 0.00%, Maturing June 13, 2014 (2)	1,564,923
	7,373,366	Term Loan, 7.86%, Maturing June 13, 2014	6,986,264
		U.S.I. Holdings Corp.
	7,125,000	Term Loan, 8.11%, Maturing May 4, 2014	6,768,750
			$62,007,190
Leisure Goods/Activities/Movies — 4.8%
		24 Hour Fitness Worldwide, Inc.
$11,385,875		Term Loan, 7.87%, Maturing June 8, 2012	$11,272,016
		Alliance Atlantis Communications, Inc.
	6,453,455	Term Loan, 6.85%, Maturing December 31, 2011	6,453,455
		AMC Entertainment, Inc.
	19,745,199	Term Loan, 7.07%, Maturing January 26, 2013	19,087,032
		AMF Bowling Worldwide, Inc.
	4,789,583	Term Loan, 7.82%, Maturing June 8, 2013	4,693,792
		Bombardier Recreational Product
	14,400,000	Term Loan, 7.86%, Maturing June 28, 2013	14,103,000
		Butterfly Wendel US, Inc.
	1,237,500	Term Loan, 8.14%, Maturing June 22, 2013	1,225,744
	1,237,500	Term Loan, 7.89%, Maturing June 22, 2014	1,219,556
		Carmike Cinemas, Inc.
	6,675,837	Term Loan, 8.61%, Maturing May 19, 2012	6,517,285
	9,311,768	Term Loan, 8.61%, Maturing May 19, 2012	9,090,613
		Cedar Fair, L.P.
	4,950,000	Term Loan, 7.32%, Maturing August 31, 2011	4,801,500
	19,057,500	Term Loan, 7.32%, Maturing August 30, 2012	18,432,833
		Cinemark, Inc.
	31,719,094	Term Loan, 7.13%, Maturing October 5, 2013	30,688,223
		Dave & Buster’s, Inc.
	1,257,828	Term Loan, 7.61%, Maturing March 8, 2013	1,251,539
	2,102,788	Term Loan, 7.61%, Maturing March 8, 2013	2,092,274

		Deluxe Entertainment Services
$312,008		Term Loan, 5.26%, Maturing January 28, 2011	$298,748
6,988,976		Term Loan, 7.61%, Maturing January 28, 2011	6,691,945
624,016		Term Loan, 7.61%, Maturing January 28, 2011	597,495
		DW Funding, LLC
5,708,008		Term Loan, 7.31%, Maturing April 30, 2011	5,750,818
		Easton-Bell Sports, Inc.
10,502,412		Term Loan, 7.11%, Maturing March 16, 2012	10,062,623
		HIT Entertainment, Inc.
3,935,678		Term Loan, 7.34%, Maturing March 20, 2012	3,812,688
		Lions Gate Entertainment, Inc.
1,022,500		Revolving Loan, 0.00%, Maturing December 31, 2008 (2)	996,938
		Mega Blocks, Inc.
1,910,512		Term Loan, 7.63%, Maturing July 26, 2012	1,862,749
		Metro-Goldwyn-Mayer Holdings, Inc.
60,034,863		Term Loan, 8.61%, Maturing April 8, 2012	56,869,405
		National Cinemedia, LLC
18,250,000		Term Loan, 7.11%, Maturing February 13, 2015	17,735,095
		Odeon
EUR	1,064,322	Term Loan, 6.61%, Maturing April 2, 2015	1,441,721
GBP	623,547	Term Loan, 8.42%, Maturing April 2, 2015	1,247,280
EUR	1,064,322	Term Loan, 6.98%, Maturing April 2, 2016	1,449,005
GBP	623,547	Term Loan, 8.79%, Maturing April 2, 2016	1,253,615
		Regal Cinemas Corp.
33,251,237		Term Loan, 6.86%, Maturing November 10, 2010	32,371,476
		Revolution Studios
11,280,583		Term Loan, 9.07%, Maturing December 21, 2014	10,829,359
		Six Flags Theme Parks, Inc.
27,625,000		Term Loan, 7.61%, Maturing April 30, 2015	26,013,550
		Southwest Sports Group, LLC
9,500,000		Term Loan, 7.88%, Maturing December 22, 2010	9,452,500
		Universal City Development Partners, Ltd.
19,996,088		Term Loan, 7.36%, Maturing June 9, 2011	19,496,186
		WMG Acquisition Corp.
4,390,000		Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	4,291,225
29,655,085		Term Loan, 7.36%, Maturing February 28, 2011	29,030,222
		Zuffa, LLC
2,500,000		Term Loan, 7.38%, Maturing June 20, 2016	2,312,500
			$374,796,005
Lodging and Casinos — 3.7%
		Ameristar Casinos, Inc.
$5,099,670		Term Loan, 6.82%, Maturing November 10, 2012	$5,048,673
		Bally Technologies, Inc.
14,582,477		Term Loan, 8.64%, Maturing September 5, 2009	14,205,768
		CCM Merger, Inc.
8,011,120		Term Loan, 7.36%, Maturing April 25, 2012	7,730,731

		Choctaw Resort Development Enterprise
$3,493,826		Term Loan, 7.07%, Maturing November 4, 2011	$3,432,684
		Dionysos Leisure Entertainment
EUR	2,500,000	Term Loan, 5.37%, Maturing June 30, 2014 (2)	3,395,032
EUR	2,500,000	Term Loan, 5.37%, Maturing June 30, 2015 (2)	3,417,847
		Fairmont Hotels and Resorts, Inc.
4,136,176		Term Loan, 8.57%, Maturing May 12, 2011	4,172,368
		Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 8.34%, Maturing November 20, 2014	2,989,019
GBP	1,500,000	Term Loan, 8.84%, Maturing November 20, 2015	3,004,259
		Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.55%, Maturing December 12, 2012 (2)	10,084,048
GBP	12,847,984	Term Loan, 8.52%, Maturing December 12, 2013	25,772,078
GBP	11,897,012	Term Loan, 9.02%, Maturing December 12, 2014	23,974,571
		Green Valley Ranch Gaming, LLC
7,128,368		Term Loan, 7.36%, Maturing February 16, 2014	6,950,158
		Herbst Gaming, Inc.
7,253,865		Term Loan, 7.24%, Maturing December 2, 2011	7,022,648
4,587,055		Term Loan, 7.24%, Maturing December 2, 2011	4,446,003
		Isle of Capri Casinos, Inc.
10,108,824		Term Loan, Maturing November 30, 2013 (3)	10,108,824
4,142,647		Term Loan, Maturing November 30, 2013 (3)	4,142,647
		Las Vegas Sands, LLC
29,900,000		Term Loan, 7.11%, Maturing May 23, 2014	28,662,469
		Lodgenet Entertainment Corp.
6,925,000		Term Loan, 7.36%, Maturing April 4, 2014	6,780,731
		New World Gaming Partners, Ltd.
9,770,833		Term Loan, Maturing June 30, 2014 (3)	9,502,135
1,954,167		Term Loan, Maturing June 30, 2014 (3)	1,900,427
		Penn National Gaming, Inc.
47,233,360		Term Loan, 7.11%, Maturing October 3, 2012	46,518,956
		Pinnacle Entertainment, Inc.
5,100,000		Term Loan, Maturing December 14, 2011 (3)	4,955,502
		Scandic Hotels
EUR	1,800,000	Term Loan, 6.42%, Maturing April 25, 2015	2,445,451
EUR	1,800,000	Term Loan, 6.79%, Maturing April 25, 2016	2,457,770
		Seminole Tribe of Florida
952,227		Term Loan, 6.88%, Maturing March 5, 2014 (2)	917,709
3,213,765		Term Loan, 6.88%, Maturing March 5, 2014	3,097,266
3,184,008		Term Loan, 6.88%, Maturing March 5, 2014	3,068,588
		Trump Entertainment Resorts Holdings, L.P.
5,365,500		Term Loan, 7.86%, Maturing May 20, 2012	5,231,363
5,365,500		Term Loan, 7.90%, Maturing May 20, 2012	5,231,363
		Venetian Casino Resort, LLC
13,440,000		Term Loan, 0.00%, Maturing May 14, 2014 (2)	12,883,732

	VML US Finance, LLC
$3,333,333	Term Loan, 7.61%, Maturing May 25, 2012	$3,226,190
6,666,667	Term Loan, 7.61%, Maturing May 25, 2013	6,452,380
2,000,000	Term Loan, 7.61%, Maturing May 25, 2013	1,935,714
	Wimar Opco, LLC
3,970,564	Term Loan, 7.61%, Maturing January 3, 2012	3,882,882
		$289,047,986
Nonferrous Metals/Minerals — 1.4%
	Alpha Natural Resources, LLC
$9,165,450	Term Loan, 7.11%, Maturing October 26, 2012	$8,775,918
	Compass Minerals Group, Inc.
7,599,628	Term Loan, 6.86%, Maturing December 22, 2012	7,384,308
	Euramax International, Inc.
4,594,199	Term Loan, 8.38%, Maturing June 28, 2012	4,397,030
	Freeport-McMoran Copper and Gold
2,000,000	Term Loan, Maturing March 19, 2014 (3)	1,978,572
	Magnum Coal Co.
1,375,000	Term Loan, 8.57%, Maturing March 15, 2013	1,375,859
13,578,125	Term Loan, 8.57%, Maturing March 15, 2013	13,586,611
	Murray Energy Corp.
10,713,400	Term Loan, 8.36%, Maturing January 28, 2010	10,766,967
	Noranda Aluminum Acquisition
5,121,250	Term Loan, 7.32%, Maturing May 18, 2014	5,040,165
	Novelis, Inc.
5,796,875	Term Loan, Maturing June 28, 2014 (3)	5,536,016
12,753,125	Term Loan, Maturing June 28, 2014 (3)	12,179,234
	Oxbow Carbon and Mineral Holdings
1,540,269	Term Loan, 0.00%, Maturing May 8, 2014 (2)	1,470,957
17,540,769	Term Loan, 7.40%, Maturing May 8, 2014	16,751,435
	Stillwater Mining Co.
4,360,000	Revolving Loan, 5.32%, Maturing July 30, 2009 (2)	4,316,400
5,648,737	Term Loan, 7.63%, Maturing July 30, 2010	5,634,615
	Thompson Creek Metals Co.
7,193,272	Term Loan, 10.09%, Maturing October 26, 2012	7,193,272
	Tube City IMS Corp.
162,162	Term Loan, 5.26%, Maturing January 25, 2014	159,054
1,334,493	Term Loan, 7.61%, Maturing January 25, 2014	1,308,915
		$107,855,328
Oil and Gas — 2.9%
	Atlas Pipeline Partners, L.P.
$13,960,000	Term Loan, Maturing July 20, 2014 (3)	$13,855,300
	Big West Oil, LLC
3,423,750	Term Loan, 0.00%, Maturing May 1, 2014 (2)	3,308,198
2,801,250	Term Loan, 7.61%, Maturing May 1, 2014	2,706,708

		Citgo Petroleum Corp.
	$7,991,416	Term Loan, 6.70%, Maturing November 15, 2012	$7,778,309
		Concho Resources, Inc.
	16,782,938	Term Loan, 9.07%, Maturing March 27, 2012	16,573,151
		Dresser, Inc.
	14,425,000	Term Loan, 7.86%, Maturing May 4, 2014	13,959,794
		Dynegy Holdings, Inc.
	35,419,681	Term Loan, 6.82%, Maturing April 2, 2013	33,737,246
	2,055,319	Term Loan, 6.82%, Maturing April 2, 2013	1,957,691
		El Paso Corp.
	10,960,000	Term Loan, 5.22%, Maturing July 31, 2011	10,576,400
		Energy Transfer Equity, L.P.
	1,000,000	Term Loan, 7.11%, Maturing February 8, 2012	968,571
		Hercules Offshore, Inc.
	6,325,000	Term Loan, 7.11%, Maturing July 6, 2013	6,166,875
		Key Energy Services, Inc.
	3,000,000	Term Loan, 5.36%, Maturing June 30, 2012	2,940,000
	9,776,860	Term Loan, 7.84%, Maturing June 30, 2012	9,581,323
		Kinder Morgan, Inc.
	33,648,485	Term Loan, 6.82%, Maturing May 21, 2014	32,092,242
		Niska Gas Storage
	2,075,180	Term Loan, 7.07%, Maturing May 13, 2011	2,082,962
	1,201,282	Term Loan, 7.11%, Maturing May 13, 2011	1,184,764
	1,773,943	Term Loan, 7.11%, Maturing May 13, 2011	1,749,551
	10,936,495	Term Loan, 7.11%, Maturing May 12, 2013	10,786,118
		Primary Natural Resources, Inc.
	13,281,875	Term Loan, 9.32%, Maturing July 28, 2010 (5)	13,267,265
		Targa Resources, Inc.
	4,828,492	Term Loan, 5.24%, Maturing October 31, 2012	4,789,261
	24,286,056	Term Loan, 7.33%, Maturing October 31, 2012	24,088,731
		Volnay Acquisition Co.
	2,685,000	Term Loan, 7.36%, Maturing January 12, 2014	2,577,600
		W&T Offshore, Inc.
	7,595,000	Term Loan, 7.61%, Maturing May 26, 2010	7,500,063
			$224,228,123
Publishing — 8.2%
		American Media Operations, Inc.
	$23,000,000	Term Loan, 8.59%, Maturing January 31, 2013	$21,620,000
		Aster Zweite Beteiligungs GmbH
EUR	708,499	Term Loan, 6.42%, Maturing September 27, 2013	946,493
	6,825,000	Term Loan, 7.62%, Maturing September 27, 2013	6,682,815
		Black Press US Partnership
	1,705,997	Term Loan, 7.36%, Maturing August 2, 2013	1,677,209
	2,809,878	Term Loan, 7.36%, Maturing August 2, 2013	2,762,461

		CBD Media, LLC
$7,181,229		Term Loan, 7.82%, Maturing December 31, 2009	$7,091,464
		Dex Media East, LLC
8,401,740		Term Loan, 6.86%, Maturing May 8, 2009	8,156,250
		Dex Media West, LLC
12,958,376		Term Loan, 6.86%, Maturing March 9, 2010	12,618,218
2,087,704		Term Loan, 6.86%, Maturing September 9, 2010	2,029,422
		Financiere Daunou
EUR	1,067,260	Term Loan, 6.43%, Maturing May 31, 2015	1,431,700
EUR	2,613,290	Term Loan, 6.43%, Maturing May 31, 2015	3,505,658
1,664,521		Term Loan, 7.50%, Maturing May 31, 2015	1,637,126
EUR	1,246,799	Term Loan, 6.68%, Maturing February 28, 2016	1,681,081
EUR	2,423,776	Term Loan, 6.68%, Maturing February 28, 2016	3,268,019
2,452,266		Term Loan, 7.75%, Maturing February 28, 2016	2,424,168
		GateHouse Media Operating, Inc.
4,825,000		Term Loan, 7.36%, Maturing August 28, 2014	4,587,769
5,750,000		Term Loan, 7.36%, Maturing August 28, 2014	5,576,304
13,275,000		Term Loan, 7.36%, Maturing August 28, 2014	12,622,308
		Idearc, Inc.
58,555,750		Term Loan, 7.36%, Maturing November 17, 2014	56,067,131
		Josten’s Corp.
4,000,000		Revolving Loan, 0.00%, Maturing October 4, 2009 (2)	3,960,000
10,988,152		Term Loan, 7.33%, Maturing October 4, 2011	11,052,246
		Lamar Media Corp.
5,000,000		Term Loan, 6.88%, Maturing March 31, 2014	4,750,000
		MediaNews Group, Inc.
12,071,421		Term Loan, 6.59%, Maturing August 25, 2010	11,679,100
7,598,250		Term Loan, 7.09%, Maturing August 2, 2013	7,408,294
		Mediannuaire Holding
EUR	2,000,000	Term Loan, 6.39%, Maturing October 10, 2014	2,661,729
EUR	2,000,000	Term Loan, 6.89%, Maturing October 10, 2015	2,675,417
		Merrill Communications, LLC
16,409,064		Term Loan, 7.59%, Maturing February 9, 2009	16,094,551
		Nelson Education, Ltd.
4,300,000		Term Loan, 8.25%, Maturing July 5, 2014	4,278,500
		Newspaper Holdings, Inc.
21,650,000		Term Loan, 6.88%, Maturing July 24, 2014	21,460,563
		Pages Juanes Groupe S.A.
EUR	10,000,000	Term Loan, 5.89%, Maturing October 24, 2013	13,409,980
		Penton Media, Inc.
3,192,000		Term Loan, 7.61%, Maturing February 1, 2013	3,116,190
		Philadelphia Newspapers, LLC
6,056,221		Term Loan, 8.11%, Maturing June 29, 2013	5,874,535

		R.H. Donnelley Corp.
$744,618		Term Loan, 6.57%, Maturing December 31, 2009	$705,526
39,654,591		Term Loan, 6.86%, Maturing June 30, 2010	38,421,572
10,340,909		Term Loan, 6.86%, Maturing June 30, 2011	10,020,992
		Reader’s Digest Association
11,000,000		Revolving Loan, 5.23%, Maturing March 2, 2013 (2)	10,230,000
EUR	1,133,008	Term Loan, 6.01%, Maturing March 2, 2014	1,496,636
37,880,063		Term Loan, 7.35%, Maturing March 2, 2014	35,228,458
		Riverdeep Interactive Learning USA, Inc.
20,465,286		Term Loan, 8.11%, Maturing December 20, 2013	19,851,327
		Seat Pagine Gialle Spa
EUR	14,526,833	Term Loan, 6.22%, Maturing May 25, 2012	19,647,688
		SGS International, Inc.
3,992,255		Term Loan, 5.15%, Maturing December 30, 2011 (2)	3,952,332
1,206,625		Term Loan, 7.87%, Maturing December 30, 2011	1,194,559
		Siegwerk Druckfarben AG
EUR	2,598,750	Term Loan, 6.70%, Maturing September 8, 2013	3,528,396
EUR	2,592,951	Term Loan, 7.40%, Maturing September 8, 2014	3,538,269
		Source Media, Inc.
12,537,486		Term Loan, 7.61%, Maturing November 8, 2011	12,584,502
		SP Newsprint Co.
8,463,065		Term Loan, 5.32%, Maturing January 9, 2010	8,209,173
		Springer Science+Business Media
1,937,968		Term Loan, 7.32%, Maturing May 5, 2010	1,932,315
EUR	1,396,141	Term Loan, 6.47%, Maturing May 5, 2011	1,887,561
3,008,560		Term Loan, 7.70%, Maturing May 5, 2011	2,968,603
EUR	971,370	Term Loan, 6.47%, Maturing May 5, 2012	1,319,688
EUR	603,718	Term Loan, 6.84%, Maturing May 5, 2012	820,349
EUR	587,880	Term Loan, 6.84%, Maturing May 5, 2012	798,829
3,259,273		Term Loan, 8.07%, Maturing May 5, 2012	3,231,262
3,008,560		Term Loan, 8.07%, Maturing May 5, 2012	2,982,235
		Sun Media Corp.
8,276,591		Term Loan, 7.11%, Maturing February 7, 2009	8,080,022
		The Star Tribune Co.
8,279,250		Term Loan, 7.61%, Maturing March 5, 2014	7,476,163
		Thomas Nelson, Inc.
1,980,000		Term Loan, 7.59%, Maturing June 12, 2012	1,890,900
		TL Acquisitions, Inc.
17,550,000		Term Loan, 8.07%, Maturing July 5, 2014	16,532,100
		Trader Media Corp.
GBP	17,800,000	Term Loan, 8.08%, Maturing March 23, 2015	35,416,950
		Tribune Co.
16,100,000		Term Loan, 7.86%, Maturing May 17, 2009	15,812,502
25,800,000		Term Loan, 8.36%, Maturing May 17, 2014	23,514,868
		World Directories Acquisition
EUR	10,000,000	Term Loan, 6.10%, Maturing May 31, 2014	13,383,356

		Xsys US, Inc.
EUR	254,462	Term Loan, 6.28%, Maturing September 27, 2013	$339,939
EUR	2,495,538	Term Loan, 6.28%, Maturing September 27, 2013	3,333,821
EUR	791,501	Term Loan, 6.42%, Maturing September 27, 2013	1,057,376
7,701,575		Term Loan, 7.57%, Maturing September 27, 2013	7,541,128
EUR	2,750,000	Term Loan, 6.28%, Maturing September 27, 2014	3,692,582
7,866,565		Term Loan, 7.57%, Maturing September 27, 2014	7,742,013
EUR	1,000,000	Term Loan, 8.55%, Maturing September 27, 2015	1,359,012
		YBR Acquisition BV
EUR	1,250,000	Term Loan, 6.63%, Maturing June 30, 2013	1,714,320
EUR	6,000,000	Term Loan, 6.63%, Maturing June 30, 2013	8,228,738
EUR	1,250,000	Term Loan, 7.13%, Maturing June 30, 2014	1,720,631
EUR	6,000,000	Term Loan, 7.13%, Maturing June 30, 2014	8,259,028
		Yell Group, PLC
21,025,000		Term Loan, 7.32%, Maturing February 10, 2013	20,735,906
			$637,188,328
Radio and Television — 4.2%
		ALM Media Holdings, Inc.
$7,810,011		Term Loan, 7.82%, Maturing March 4, 2010	$7,790,485
		Block Communications, Inc.
6,998,450		Term Loan, 7.36%, Maturing December 22, 2011	6,805,992
		CanWest MediaWorks, Ltd.
7,400,000		Term Loan, 7.34%, Maturing July 10, 2014	7,252,000
		Cequel Communications, LLC
40,448,625		Term Loan, 7.36%, Maturing November 5, 2013	38,658,773
		Citadel Broadcasting Corp.
34,925,000		Term Loan, 6.99%, Maturing June 12, 2014	32,858,593
		CMP Susquehanna Corp.
2,000,000		Term Loan, 7.64%, Maturing May 5, 2011 (2)	1,920,000
13,316,089		Term Loan, 7.36%, Maturing May 5, 2013	12,908,284
		Cumulus Media, Inc.
16,576,000		Term Loan, 7.08%, Maturing June 11, 2014	16,379,160
		Discovery Communications, Inc.
23,575,000		Term Loan, 7.36%, Maturing April 30, 2014	23,044,563
		Emmis Operating Co.
6,217,143		Term Loan, 7.36%, Maturing November 2, 2013	6,066,377
		Entravision Communications Corp.
8,940,750		Term Loan, 6.86%, Maturing September 29, 2013	8,747,031
		Gray Television, Inc.
12,808,753		Term Loan, 6.86%, Maturing January 19, 2015	12,232,359
		Hanley-Wood, LLC
7,500,000		Term Loan, 7.61%, Maturing March 8, 2014	6,987,503
		Local TV Finance, LLC
2,000,000		Term Loan, 7.36%, Maturing May 7, 2013	1,860,000

		NEP II, Inc.
	$6,383,990	Term Loan, 7.61%, Maturing February 16, 2014	$6,192,470
		Nexstar Broadcasting, Inc.
	12,558,543	Term Loan, 7.11%, Maturing October 1, 2012	12,291,674
	11,895,803	Term Loan, 7.11%, Maturing October 1, 2012	11,643,017
		NextMedia Operating, Inc.
	1,934,547	Term Loan, 7.32%, Maturing November 15, 2012	1,852,329
	859,799	Term Loan, 7.32%, Maturing November 15, 2012	823,257
		PanAmSat Corp.
	24,522,425	Term Loan, 7.36%, Maturing January 3, 2014	23,858,284
		Paxson Communications Corp.
	17,925,000	Term Loan, 8.61%, Maturing January 15, 2012	17,566,500
		Raycom TV Broadcasting, LLC
	21,333,373	Term Loan, 6.88%, Maturing June 25, 2014	21,253,372
		SFX Entertainment
	9,090,552	Term Loan, 8.10%, Maturing June 21, 2013	8,817,836
		Sirius Satellite Radio, Inc.
	4,500,000	Term Loan, 7.63%, Maturing December 19, 2012	4,252,500
		Spanish Broadcasting System
	12,940,496	Term Loan, 7.11%, Maturing June 10, 2012	12,811,091
		Tyrol Acquisition 2 SAS
EUR	7,300,000	Term Loan, 6.37%, Maturing January 19, 2015	9,740,242
EUR	7,300,000	Term Loan, 6.62%, Maturing January 19, 2016	9,786,797
		Young Broadcasting, Inc.
	8,413,300	Term Loan, 7.88%, Maturing November 3, 2012	8,039,960
	987,500	Term Loan, 7.88%, Maturing November 3, 2012	943,680
			$333,384,129
Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	$15,048,000	Term Loan, 7.07%, Maturing March 30, 2008	$14,587,155
	2,000,000	Term Loan, 6.82%, Maturing April 28, 2013	1,920,000
		RailAmerica, Inc.
	13,000,000	Term Loan, 7.61%, Maturing August 14, 2008	12,870,000
			$29,377,155
Retailers (Except Food and Drug) — 2.3%
		Advantage Sales & Marketing, Inc.
	$9,692,160	Term Loan, 7.36%, Maturing March 29, 2013	$9,292,359
	3,775,000	Term Loan, 7.36%, Maturing March 29, 2013	3,619,281
		Amscan Holdings, Inc.
	4,463,813	Term Loan, 7.60%, Maturing May 25, 2013	4,329,898
		Claire’s Stores, Inc.
	3,050,000	Term Loan, 8.11%, Maturing May 24, 2014	2,785,666
		Coinmach Laundry Corp.
	24,923,230	Term Loan, 7.88%, Maturing December 19, 2012	24,611,690

		Cumberland Farms, Inc.
$5,955,000		Term Loan, 7.36%, Maturing September 29, 2013	$5,973,609
		FTD, Inc.
	4,765,015	Term Loan, 7.36%, Maturing July 28, 2013	4,717,365
		Harbor Freight Tools USA, Inc.
	17,464,670	Term Loan, 7.61%, Maturing July 15, 2010	16,969,844
		Home Interiors & Gifts, Inc.
	3,451,141	Term Loan, 10.35%, Maturing March 31, 2011	2,421,552
		Mapco Express, Inc.
	3,579,563	Term Loan, 8.11%, Maturing April 28, 2011	3,566,140
		Nebraska Book Co., Inc.
	11,077,745	Term Loan, 7.83%, Maturing March 4, 2011	11,133,134
		Neiman Marcus Group, Inc.
	9,555,758	Term Loan, 7.11%, Maturing April 5, 2013	9,171,693
		Oriental Trading Co., Inc.
	2,000,000	Term Loan, 11.36%, Maturing January 31, 2013	1,920,000
	12,870,000	Term Loan, 7.59%, Maturing July 31, 2013	12,226,500
		Pamida Holdings Company, Inc.
	2,950,000	Revolving Loan, 6.84%, Maturing December 28, 2010 (2)	2,924,188
		Pantry, Inc. (The)
	2,288,889	Term Loan, 0.00%, Maturing May 15, 2014 (2)	2,122,944
	8,011,111	Term Loan, 7.07%, Maturing May 15, 2014	7,430,306
		Pep Boys - Manny, Moe, & Jack, (The)
	7,150,586	Term Loan, 7.36%, Maturing January 27, 2011	6,989,698
		Rent-A-Center, Inc.
	7,183,179	Term Loan, 7.12%, Maturing November 15, 2012	7,046,253
		Rover Acquisition Corp.
	3,984,987	Term Loan, 7.61%, Maturing October 26, 2013	3,817,287
		Savers, Inc.
	2,811,244	Term Loan, 8.11%, Maturing August 11, 2012	2,769,075
	3,201,734	Term Loan, 8.11%, Maturing August 11, 2012	3,153,708
		Shopko Stores, Inc.
	7,867,000	Revolving Loan, 6.67%, Maturing December 28, 2010 (2)	7,812,914
		The Yankee Candle Company, Inc.
	9,675,750	Term Loan, 7.36%, Maturing February 6, 2014	9,191,963
		Vivarte
EUR	6,500,000	Term Loan, 6.20%, Maturing May 29, 2015	8,372,322
EUR	6,500,000	Term Loan, 6.70%, Maturing May 29, 2016	8,414,336
			$182,783,725
Steel — 0.1%
		Algoma Acquisition Corp.
$4,275,000		Term Loan, Maturing June 20, 2013 (3)	$4,061,250
		Gibraltar Industries, Inc.
	3,320,902	Term Loan, 7.13%, Maturing December 8, 2010	3,314,675
			$7,375,925

Surface Transport — 0.9%
		Delphi Acquisition Holding, Inc.
$1,183,488		Term Loan, 7.74%, Maturing April 10, 2015	$1,178,310
	282,788	Term Loan, 7.74%, Maturing April 10, 2015	281,551
	1,466,276	Term Loan, 8.24%, Maturing April 10, 2016	1,467,192
		Horizon Lines, LLC
	4,549,044	Term Loan, 7.57%, Maturing July 7, 2011	4,526,298
		Laidlaw International, Inc.
	2,823,044	Term Loan, 7.07%, Maturing July 31, 2013	2,844,217
	8,469,131	Term Loan, 7.07%, Maturing July 31, 2013	8,532,650
		Oshkosh Truck Corp.
	15,422,500	Term Loan, 7.11%, Maturing December 6, 2013	14,934,517
		Ozburn-Hessey Holding Co., LLC
	3,942,675	Term Loan, 8.57%, Maturing August 9, 2012	3,725,828
		Sirva Worldwide, Inc.
	5,866,025	Term Loan, 12.61%, Maturing December 1, 2010	4,771,032
		Swift Transportation Co., Inc.
	6,000,000	Term Loam, 8.32%, Maturing May 10, 2012	5,070,000
	19,927,907	Term Loan, 8.38%, Maturing May 10, 2014	17,785,657
		Vanguard Car Rental USA
	8,851,500	Term Loan, 8.34%, Maturing June 14, 2013	8,782,352
			$73,899,604
Telecommunications — 4.2%
		Alaska Communications Systems Holdings, Inc.
$2,625,000		Term Loan, 7.11%, Maturing February 1, 2012	$2,565,938
	15,150,000	Term Loan, 7.11%, Maturing February 1, 2012	14,809,125
		American Cellular Corp.
	3,000,000	Term Loan, 0.00%, Maturing March 15, 2014 (2)	2,981,250
	11,097,188	Term Loan, 7.36%, Maturing March 15, 2014	10,988,524
		BCM Luxembourg, Ltd.
EUR	8,000,000	Term Loan, 5.90%, Maturing September 30, 2014	10,659,925
EUR	8,000,000	Term Loan, 6.15%, Maturing September 30, 2015	10,735,693
		Cellular South, Inc.
	2,981,250	Term Loan, 0.00%, Maturing May 29, 2014 (2)	2,899,266
	8,943,750	Term Loan, 7.11%, Maturing May 29, 2014	8,697,797
		Centennial Cellular Operating Co., LLC
	4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	4,342,500
	16,147,788	Term Loan, 7.36%, Maturing February 9, 2011	15,734,001
		Cincinnati Bell, Inc.
	2,356,313	Term Loan, 6.82%, Maturing August 31, 2012	2,269,423
		Consolidated Communications, Inc.
	21,847,842	Term Loan, 7.11%, Maturing July 27, 2015	21,520,125
		Crown Castle Operating Co.
	5,561,063	Term Loan, 6.84%, Maturing January 9, 2014	5,241,301

		FairPoint Communications, Inc.
$21,785,000		Term Loan, 7.13%, Maturing February 8, 2012	$21,076,988
		Hargray Acquisition Co.
3,675,000		Term Loan, 7.57%, Maturing June 29, 2014	3,573,938
		Intelsat Subsuduary Holding Co.
7,753,748		Term Loan, 7.36%, Maturing July 3, 2013	7,550,212
		Iowa Telecommunications Services
9,998,000		Term Loan, 7.11%, Maturing November 23, 2011	9,829,284
		IPC Systems, Inc.
9,250,000		Term Loan, 7.61%, Maturing May 31, 2014	8,573,594
GBP	3,457,161	Term Loan, 8.27%, Maturing May 31, 2014	6,498,239
		Macquarie UK Broadcast Ventures, Ltd.
GBP	7,050,000	Term Loan, 7.92%, Maturing December 26, 2014	14,325,953
		NTelos, Inc.
12,928,349		Term Loan, 7.57%, Maturing August 24, 2011	12,605,140
		Safent, Inc.
4,000,000		Term Loan, 7.86%, Maturing April 12, 2014	3,800,000
		Stratos Global Corp.
7,499,250		Term Loan, 8.11%, Maturing February 13, 2012	7,358,639
		Syniverse Holdings, Inc.
2,830,525		Term Loan, 7.11%, Maturing February 15, 2012	2,832,295
		TDC AS (Nordic Telephone Company)
EUR	3,240,342	Term Loan, 5.88%, Maturing April 10, 2014	4,337,281
EUR	4,000,000	Term Loan, 6.13%, Maturing April 10, 2015	5,380,873
		Triton PCS, Inc.
16,327,864		Term Loan, 8.57%, Maturing November 18, 2009	16,287,044
		Univision Communications, Inc.
6,125,000		Term Loan, 7.82%, Maturing March 29, 2009	5,984,125
4,424,497		Term Loan, 0.00%, Maturing September 29, 2014 (2)	4,099,022
61,308,725		Term Loan, 7.61%, Maturing September 29, 2014	56,798,732
		Windstream Corp.
21,428,226		Term Loan, 6.86%, Maturing July 17, 2013	20,955,026
			$325,311,253
Utilities — 2.4%
		AEI Finance Holding, LLC
$2,039,088		Term Loan, 5.26%, Maturing March 30, 2012	$1,998,307
15,535,912		Term Loan, 8.36%, Maturing March 30, 2014	15,225,193
		Astoria Generating Co.
3,251,618		Term Loan, 7.34%, Maturing February 23, 2013	3,196,240
		BRSP, LLC
14,588,858		Term Loan, 8.38%, Maturing July 13, 2009	14,661,802
		Calpine Corp.
9,052,313		DIP Loan, 7.61%, Maturing March 30, 2009	8,793,941
		Cellnet Group, Inc.
1,999,413		Term Loan, 7.36%, Maturing July 22, 2011	1,994,415
		Cogentrix Delaware Holdings, Inc.
6,368,649		Term Loan, 6.86%, Maturing April 14, 2012	6,347,422

	Covanta Energy Corp.
$5,253,608	Term Loan, 5.26%, Maturing February 9, 2014	$5,145,253
10,644,714	Term Loan, 6.88%, Maturing February 9, 2014	10,425,167
	Elster Group GmbH (Ruhrgas)
1,250,000	Term Loan, 7.88%, Maturing June 12, 2014	1,234,375
	LS Power Acquisition Co.
2,810,861	Term Loan, 7.36%, Maturing May 1, 2014	2,677,345
	Mach General, LLC
281,250	Term Loan, 7.36%, Maturing February 22, 2013	272,953
2,705,156	Term Loan, 7.36%, Maturing February 22, 2014	2,625,354
	Mirant North America, LLC.
6,221,091	Term Loan, 7.07%, Maturing January 3, 2013	6,065,993
	NRG Energy, Inc.
18,867,033	Term Loan, 7.11%, Maturing June 1, 2014	18,269,571
45,453,052	Term Loan, 7.11%, Maturing June 1, 2014	44,013,690
	NRG Holdings, Inc.
22,115,997	Term Loan, 0.00%, Maturing June 1, 2014 (2)	21,596,271
	NSG Holdings, LLC
306,124	Term Loan, 6.86%, Maturing June 15, 2014	298,853
2,654,193	Term Loan, 6.86%, Maturing June 15, 2014	2,591,156
	Pike Electric, Inc.
2,993,487	Term Loan, 6.88%, Maturing July 1, 2012	2,923,640
2,276,105	Term Loan, 6.88%, Maturing December 10, 2012	2,222,997
	Vulcan Energy Corp.
10,926,847	Term Loan, 6.86%, Maturing July 23, 2010	10,776,603
		$183,356,541
Total Senior, Floating Rate Interests (identified cost $7,998,377,923)		$7,823,194,237

Corporate Bonds & Notes — 0.7%

Principal
Amount
(000’s omitted)	Security	Value
Cable and Satellite Television — 0.2%
	Iesy Hessen & ISH NRW, Variable Rate
EUR 13,500	7.121%, 4/15/13	$17,740,296
		$17,740,296
Electronics/Electrical — 0.1%
	NXP b.v./NXP Funding, LLC, Variable Rate
$6,300	8.11%, 10/15/13 (6)	$5,898,375
		$5,898,375
Financial Intermediaries — 0.2%
	Alzette, Variable Rate
$1,180	11.86%, 12/15/20 (5)	$1,165,474

	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
$1,140	7.31%, 2/24/19 (5)(6)	$1,072,365
	Babson Ltd., 2005-1A, Class C1, Variable Rate
1,500	7.31%, 4/15/19 (5)(6)	1,376,565
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.41%, 1/15/19 (5)(6)	1,390,719
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.81%, 8/11/16 (5)(6)	1,455,782
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.85%, 3/8/17 (5)	953,880
	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	7.324%, 1/15/18 (5)(6)	1,869,352
	Sonata Securities S.A., Series 2006-6
8,819	8.91%, 12/28/07	8,903,281
		$18,187,418
Radio and Television — 0.0%
	Paxson Communications Corp., Variable Rate
$3,000	8.61%, 1/15/12 (6)	$2,985,000
		$2,985,000
Real Estate — 0.1%
	Assemblies of God, Variable Rate
$6,881	7.51%, 6/15/29 (6)	$6,880,566
		$6,880,566
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	8.61%, 6/15/13	$6,084,000
		$6,084,000
Total Corporate Bonds & Notes (identified cost $57,161,936)		$57,775,655

Common Stocks — 0.0%

Shares	Security	Value
105,145	Hayes Lemmerz International (7)	$504,696
Total Common Stocks (identified cost, $1,051,450)		$504,696

Short-Term Investments — 0.9%

	Interest
Description	(000’s ommited)	Value
Investment in Cash Management Portfolio, 4.86% (8)	$65,745	$65,745,337
Total Short-Term Investments (identified cost, $65,745,337)		$65,745,337

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International (5)(7)(9)	$7,257
Total Preferred Stocks (identified cost, $17,500)		$7,257

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$73,080
Total Closed-End Investment Companies (identified cost, $72,148)		$73,080
Total Investments — 102.0% (identified cost $8,122,426,294)		$7,947,300,262
Less Unfunded Loan Commitments — (2.7)%		$(212,144,966)
Net Investments — 99.3% (identified cost $7,910,281,328)		$7,735,155,296
Other Assets, Less Liabilities — 0.7%		$56,188,722
Net Assets — 100.0%		$7,791,344,018

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrowers discretion.

(3)	This Senior Loan will settle after July 31, 2007, at which time the interest rate will be determined.
(4)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $22,928,724 or 0.3% of the Fund’s net assets.

(7)	Non-income producing security.
(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $8,870,422.

(9)	Restricted security.

A summary of financial instruments at July 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation/
Date	Deliver	In Exchange For	(Depreciation)
8/31/07	Swiss Franc 18,473,250	United States Dollar 15,366,204	$(17,565)
8/31/07	Euro 573,470,013	United States Dollar 785,775,635	5,057
8/31/07	British Pound 163,392,177	United States Dollar 330,808,422	(1,084,857)
			$(1,097,365)

Purchases

Settlement			Net Unrealized
Date	In Exchange For	Deliver	Depreciation
8/07/07	Euro 3,011,250	United States Dollar 4,130,231	$(7,578)

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying and selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instrument.

Counterparty	Reference Entity	Buy/Sell Credit	Notional Amount (000s)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Avago Technologies, Inc.	Sell	$5,000	2.10%	12/20/10	$(12,452)
Lehman Brothers, Inc.	Crown Americas, Inc.	Sell	10,000	2.35	12/20/09	440,192
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	7,000	2.15	9/21/09	133,946
Lehman Brothers, Inc.	EPCO Holdings., Inc.	Sell	5,000	2.15	12/20/10	(8,958)
Lehman Brothers, Inc.	LCDX Series 8	Sell	25,000	1.20	6/20/2012	(961,632)
Lehman Brothers, Inc.	Inergy, L.P	Sell	6,500	2.20	3/20/10	192,784
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.40	3/20/10	103,364
Lehman Brothers, Inc.	Owens-Illinois, Inc.	Sell	5,000	1.95	9/20/11	25,302
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	3,000	2.00	6/20/10	(29,973)
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	2,000	1.95	9/20/10	(22,749)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	3,000	3.25	6/20/10	208,681
Lehman Brothers, Inc.	Syniverse technologies, Inc.	Sell	3,000	1.85	3/20/11	2,279
Lehman Brothers, Inc.	Syniverse technologies, Inc.	Sell	3,000	2.30	6/20/11	37,715
Lehman Brothers, Inc.	The Hertz Corp.	Sell	5,000	1.80	3/20/11	(16,444)
Total						$92,055

At July 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$7,910,287,876
Gross unrealized appreciation	$54,185,619
Gross unrealized depreciation	(229,318,199)
Net unrealized depreciation	$(175,132,580)

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at July 31, 2007 on a federal income tax basis was $1,768,782.

Restricted Securities

At July 31, 2007, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

	Date of
Description	Acquisition	Shares	Cost	Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$7,257
Total Restricted Securitiy			$17,500	$7,257

Eaton Vance Government Obligations Fund as of July 31, 2007 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $517,327,303, and the Fund owned approximately 76.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Government Obligations Portfolio                                                                                                        as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 98.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
6.00%, with maturity at 2026	$1,544	$1,569,331
6.50%, with various maturities to 2028	32,917	33,958,841
6.87%, with maturity at 2024	467	479,742
7.00%, with various maturities to 2026	18,458	19,304,392
7.09%, with maturity at 2023	1,546	1,626,522
7.25%, with maturity at 2022	2,297	2,426,711
7.31%, with maturity at 2027	593	627,426
7.50%, with various maturities to 2029	27,835	29,418,821
7.63%, with maturity at 2019	957	1,016,011
7.75%, with various maturities to 2018	61	64,332
7.78%, with maturity at 2022	297	318,324
7.85%, with maturity at 2020	795	852,429
8.00%, with various maturities to 2028	26,336	28,172,542
8.13%, with maturity at 2019	1,557	1,676,795
8.15%, with maturity at 2021	509	538,262
8.25%, with various maturities to 2017	383	408,680
8.50%, with various maturities to 2027	11,872	12,877,210
8.75%, with various maturities to 2016	87	89,117
9.00%, with various maturities to 2032	23,233	25,481,995
9.25%, with various maturities to 2017	661	692,815
9.50%, with various maturities to 2026	5,462	6,017,412
9.75%, with various maturities to 2018	162	164,448
11.00%, with maturity at 2015	50	56,059
13.00%, with maturity at 2015	2	1,654
13.50%, with maturity at 2010	16	17,153
15.00%, with maturity at 2011	1	729
		$167,857,753
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$2	$2,047
5.474%, with various maturities to 2035 (1)	51,139	51,079,909
5.50%, with various maturities to 2030	23,184	23,206,658
5.515%, with maturity at 2036 (1)	1,410	1,409,689
5.519%, with maturity at 2036 (1)	3,480	3,479,599
5.522%, with maturity at 2035 (1)	3,286	3,286,526
5.543%, with various maturities to 2026 (1)	9,248	9,247,068
5.549%, with maturity at 2033 (1)	7,145	7,146,757
6.00%, with various maturities to 2024	5,670	5,752,962
6.50%, with various maturities to 2029	78,962	81,586,522
6.515%, with maturity at 2025	593	604,483
7.00%, with various maturities to 2029	39,443	41,200,419
7.25%, with various maturities to 2023	116	118,972

1

7.50%, with various maturities to 2029	$19,328	$20,402,126
7.75%, with maturity at 2008	3	2,810
7.874%, with maturity at 2030	70	74,805
7.875%, with maturity at 2021	1,550	1,667,095
8.00%, with various maturities to 2027	24,210	25,980,135
8.25%, with various maturities to 2025	729	776,697
8.33%, with maturity at 2020	1,563	1,695,879
8.50%, with various maturities to 2027	8,828	9,565,429
8.613%, with maturity at 2021 (2)	347	372,814
8.75%, with various maturities to 2016	261	265,268
8.968%, with maturity at 2010 (2)	95	97,577
9.00%, with various maturities to 2030	3,579	3,866,004
9.125%, with maturity at 2011	69	71,130
9.25%, with various maturities to 2016	99	101,617
9.50%, with various maturities to 2030	5,539	6,079,129
9.75%, with maturity at 2019	54	61,276
9.969%, with maturity at 2021 (2)	131	147,915
10.00%, with maturity at 2012	39	40,730
10.013%, with maturity at 2025 (2)	113	125,281
10.103%, with maturity at 2021 (2)	126	142,533
10.223%, with maturity at 2023 (2)	210	237,303
10.241%, with maturity at 2021 (2)	253	284,945
10.38%, with maturity at 2020 (2)	202	223,065
10.841%, with maturity at 2025 (2)	118	131,341
11.00%, with maturity at 2010	11	11,207
11.393%, with maturity at 2019 (2)	197	220,725
11.50%, with maturity at 2012	80	86,682
11.622%, with maturity at 2018 (2)	329	368,778
12.114%, with maturity at 2025 (2)	104	118,717
12.391%, with maturity at 2021 (2)	130	146,139
12.664%, with maturity at 2015 (2)	271	311,661
13.00%, with maturity at 2010	48	50,048
		$301,848,472
Government National Mortgage Assn.:
6.125%, with various maturities to 2027 (1)	$1,185	$1,201,724
6.50%, with maturity at 2024	119	123,117
7.00%, with various maturities to 2025	37,982	39,912,672
7.25%, with maturity at 2022	133	140,104
7.50%, with various maturities to 2025	13,443	14,230,329
8.00%, with various maturities to 2027	23,825	25,596,506
8.25%, with various maturities to 2019	250	270,532
8.30%, with maturity at 2020	80	86,918
8.50%, with various maturities to 2018	4,013	4,345,582

2

9.00%, with various maturities to 2027	$13,203	$14,631,062
9.50%, with various maturities to 2026	10,108	11,340,377
		$111,878,923
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	$3,287	$3,404,730
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	1,687	1,701,878
Federal Home Loan Mortgage Corp., Series 2075, Class PH, 6.50%, due 2028	872	892,214
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	5,018	5,075,068
Federal Home Loan Mortgage Corp., Series 2142, Class Z, 6.50%, due 2029	1,795	1,840,051
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	18,128	19,255,635
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	513	532,560
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,220	1,276,334
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,009	1,073,465
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	727	753,210
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	2,350	2,485,600
Federal National Mortgage Assn., Series 1994-42, Class K, 6.50%, due 2024	10,779	11,110,457
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	4,051	4,327,638
Federal National Mortgage Assn., Series 1997-81, Class PD, 6.35%, due 2027	1,467	1,507,766
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	1,940	2,088,759
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	1,571	1,647,251
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	700	766,848
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	860	920,483
Federal National Mortgage Assn., Series G93-36, Class ZQ, 6.50%, due 2023	25,493	26,363,637
		$87,023,584
Total Mortgage Pass-Throughs (identified cost $670,694,407)		$668,608,732

3

U.S. Treasury Obligations — 1.1%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (3)	$6,000	$7,353,283
Total U.S. Treasury Obligations (identified cost, $6,246,581)		$7,353,283
Total Investments — 99.8% (identified cost $676,940,988)		$675,962,015
Other Assets, Less Liabilities — 0.2%		$1,033,508
Net Assets — 100.0%		$676,995,523

(1)                       Adjustable rate mortgage.

(2)                       Weighted Average fixed-rate coupon that changes/updates monthly.

(3)                       Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at July 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	625 U.S. Treasury Note	Long	$66,559,806	$67,138,675	$578,869

At July 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$686,193,437
Gross unrealized appreciation	$2,414,090
Gross unrealized depreciation	(12,645,512)
Net unrealized depreciation	$(10,231,422)

4

Eaton Vance High Income Fund as of July 31, 2007 (Unaudited)

Eaton Vance High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $677,690,467 and the Fund owned approximately 71.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

High Income Portfolio                                                                                                                              as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 11.6% (1)

Security	Principal Amount	Value
Aerospace — 0.3%
Hawker Beechcraft Acquisition, Term Loan, 5.26%, Maturing 3/26/14	$198,156	$188,991
Hawker Beechcraft Acquisition, Term Loan, 7.36%, Maturing 3/26/14	2,335,989	2,227,950
		$2,416,941
Broadcasting — 1.0%
HIT Entertainment Inc., Term Loan, 10.86%, Maturing 2/5/13	$9,180,000	$9,084,372
		$9,084,372
Building Materials — 0.7%
PLY GEM Industries, Inc., Term Loan, 8.11%, Maturing 8/15/11	$6,730,971	$6,371,988
PLY GEM Industries, Inc., Term Loan, 8.11%, Maturing 8/15/11	251,523	238,108
		$6,610,096
Capital Goods — 0.3%
Dresser, Inc., Term Loan, 11.11%, Maturing 5/4/15	$1,080,000	$1,026,000
Dresser, Inc., Term Loan, 7.86%, Maturing 5/4/14	2,170,000	2,100,018
		$3,126,018
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 7.60%, Maturing 5/25/13	$1,546,125	$1,499,741
		$1,499,741
Diversified Media — 1.6%
Nielsen Finance, LLC, Term Loan, 7.36%, Maturing 8/9/13	$15,880,000	$15,492,306
		$15,492,306
Energy — 0.6%
SandRidge Energy Inc., Term Loan, 8.63%, Maturing 4/1/13	$6,240,000	$6,115,200
		$6,115,200
Gaming — 1.3%
BLB Worldwide Holdings, Term Loan, 9.63%, Maturing 6/30/12	$5,410,000	$5,413,381
Cannery Casino Resorts LLC, Term Loan, 9.61%, Maturing 5/18/14	1,580,000	1,532,600
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	5,350,000	5,283,125
		$12,229,106
Healthcare — 1.2%
Advanced Medical Optics, Inc., Term Loan, 7.10%, Maturing 4/2/14	$1,396,500	$1,363,333
HCA, Inc., Term Loan, 7.61%, Maturing 11/18/13	9,293,300	8,988,173
IM US Holdings, LLC, Term Loan, 9.59%, Maturing 6/26/15	520,000	507,000
		$10,858,506

1

Homebuilders/Real Estate — 0.7%
Realogy Corp., Term Loan, 5.32%, Maturing 9/1/14	$1,470,000	$1,387,049
Realogy Corp., Term Loan, 8.36%, Maturing 9/1/14	5,460,000	5,151,898
		$6,538,947
Insurance — 0.1%
U.S.I. Holdings Corp., Term Loan, 8.11%, Maturing 5/4/14	$1,360,000	$1,292,000
		$1,292,000
Publishing/Printing — 0.3%
Houghton Mifflin, Inc., Term Loan, 11.07%, Maturing 12/21/07	$2,554,783	$2,581,927
		$2,581,927
Restaurants — 0.1%
OSI Restaurant Partners, LLC, Term Loan, 7.63%, Maturing 5/9/14	$1,248,496	$1,193,562
OSI Restaurant Partners, LLC, Term Loan, 7.88%, Maturing 5/9/13	101,504	97,038
		$1,290,600
Services — 1.6%
Adesa, Inc., Term Loan, 7.61%, Maturing 10/18/13	$5,420,000	$5,003,338
Neff Rental, Inc., Term Loan, 8.90%, Maturing 5/31/13	1,310,000	1,246,138
Rental Service Corp., Term Loan, 8.86%, Maturing 11/30/13	1,854,309	1,845,037
Sabare, Inc., Term Loan, 7.61%, Maturing 9/30/14	7,317,711	6,711,388
		$14,805,901
Super Retail — 0.9%
Claire’s Stores, Inc., Term Loan, 8.11%, Maturing 5/24/14	$6,460,000	$5,900,131
Michaels Stores, Inc., Term Loan, 7.63%, Maturing 10/13/13	2,650,000	2,487,274
		$8,387,405
Telecommunications — 0.7%
Intelsat Bermuda, Ltd., Term Loan, 7.86%, Maturing 2/1/14	$2,500,000	$2,442,635
Level 3 Comm Inc., Term Loan, 7.61%, Maturing 3/13/14	4,280,000	4,115,935
		$6,558,570
Total Senior, Floating Rate Interests (identified cost $113,005,749)		$108,887,636

Corporate Bonds & Notes — 80.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.6%
Alion Science and Technologies Corp., 10.25%, 2/1/15 (2)	$3,225	$3,112,125
Bombardier, Inc., 8.00%, 11/15/14 (2)	1,510	1,502,450
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	902,275
		$5,516,850

2

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,369	$1,342,151
		$1,342,151
Automotive & Auto Parts — 3.9%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$2,675	$2,741,875
Altra Industrial Motion, Inc., 9.00%, 12/1/11 (2)	1,290	1,322,250
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	1,466,100
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,137,750
Ford Motor Credit Co., 6.625%, 6/16/08	2,270	2,255,513
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	8,963,561
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,215,048
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	192,557
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,102,250
General Motors Acceptance Corp., 6.375%, 5/1/08	1,865	1,841,687
General Motors Acceptance Corp., 6.61%, 5/15/09	955	918,878
General Motors Acceptance Corp., 7.00%, 2/1/12	470	439,779
General Motors Acceptance Corp., 7.75%, 1/19/10	1,408	1,372,354
General Motors Acceptance Corp., 8.00%, 11/1/31	5,205	4,900,466
Goodyear Tire & Rubber Co., Sr. Notes, 9.135%, 12/1/09 (2)	2,150	2,150,000
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,703,400
Venture Holding Trust, Sr. Notes, 9.50%, 1/1/08 (3)	3,811	19,055
		$36,742,523
Broadcasting — 1.3%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (2)	$2,200	$2,266,000
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (2)	7,400	8,103,000
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	2,075	1,992,000
		$12,361,000
Building Materials — 2.4%
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.36%, 6/15/12	$3,749	$3,720,882
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	778,525
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,547,225
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	10,710	9,264,150
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0% until 2009) 3/1/14	4,345	2,672,175
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (2)	4,725	4,606,875
PLY GEM Industries, 9.00%, 2/15/12	575	461,437
		$23,051,269
Cable/Satellite TV — 3.7%
Cablevision Systems Corp., Series B, 8.00%, 4/15/12	$555	$520,312
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.82%, 4/1/09	2,125	2,146,250
CCH I Holdings, LLC, 11.75%, 5/15/14	3,260	3,129,600

3

CCH I, LLC/CCH I Capital Co., 11.00%, 10/1/15	$3,455	$3,472,275
CCH II, LLC/CCH II Capital Co., 10.25%, 9/15/10	3,150	3,213,000
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	5,213,800
CSC Holdings, Inc., 6.75%, 4/15/12	1,435	1,309,437
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,037
CSC Holdings, Inc., Sr. Notes, 8.125%, 7/15/09	495	495,000
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	1,535	1,477,437
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	9,210	9,555,375
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	3,187,600
National Cable, PLC, 8.75%, 4/15/14	1,570	1,577,850
		$35,312,973
Capital Goods — 1.3%
American Railcar Industry, 7.50%, 3/1/14 (2)	$1,620	$1,587,600
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,452,950
ESCO Corp., Sr. Notes, 8.625%, 12/15/13 (2)	1,720	1,694,200
ESCO Corp., Sr. Notes, Variable Rate, 9.235%, 12/15/13 (2)	1,720	1,664,100
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	618,450
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	2,041,850
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,879,350
		$11,938,500
Chemicals — 1.7%
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	$2,975	$3,123,750
Ineos Group Holdings PLC, 8.50%, 2/15/16 (2)	4,395	4,043,400
MacDermid, Inc., Sr. Sub. Notes, 9.50%, 4/15/17 (2)	1,390	1,271,850
Mosaic Co., Sr. Notes, 7.375%, 12/1/14 (2)	140	140,000
Mosaic Co., Sr. Notes, 7.625%, 12/1/16 (2)	490	494,900
Nova Chemicals Corp., Sr. Notes, Variable Rate, 8.484%, 11/15/13	2,325	2,278,500
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (2)	4,650	4,580,250
		$15,932,650
Consumer Products — 0.6%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$2,975	$2,692,375
Revlon Consumer Products Corp., Sr. Sub. Notes, 8.625%, 2/1/08	2,905	2,737,962
		$5,430,337
Containers — 1.6%
Berry Plastics Holding Corp., 8.875%, 9/15/14	$4,740	$4,574,100
Berry Plastics Holding Corp., Variable Rate, 9.235%, 9/15/14	1,310	1,264,150
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,488,775
Pliant Corp. (PIK), 11.85%, 6/15/09 (4)	5,738	6,026,294
		$15,353,319

4

Diversified Financial Services — 1.0%
Residential Capital LLC, Sub. Notes, Variable Rate, 7.69%, 4/17/09 (2)	$9,495	$9,176,443
		$9,176,443
Diversified Media — 3.0%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,136,250
Affinion Group, Inc., 11.50%, 10/15/15	1,580	1,595,800
CanWest Media, Inc., 8.00%, 9/15/12	19,508	18,825,073
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,126,050
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,525,400
Nielsen Finance, LLC, 10.00%, 8/1/14 (2)	1,985	2,014,775
		$28,223,348
Energy — 8.1%
Allis-Chalmers Energy, Inc., 8.50%, 3/1/17	$1,050	$1,010,625
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	5,210	5,183,950
Cimarex Energy Co., 7.125%, 5/1/17	1,375	1,306,250
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,385	2,146,500
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,392,300
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	805	809,025
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	595	574,175
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,189,571
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,692,350
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,394,500
NGC Corp., 7.625%, 10/15/26	3,205	2,644,125
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (2)	2,745	2,745,000
OPTI Canada, Inc., 7.875%, 12/15/14	1,915	1,886,275
OPTI Canada, Inc., 8.25%, 12/15/14 (2)	2,135	2,145,675
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	710,719
Petrohawk Energy Corp., 9.125%, 7/15/13	9,200	9,522,000
Petroplus Finance, Ltd., 6.75%, 5/1/14 (2)	200	183,500
Petroplus Finance, Ltd., 7.00%, 5/1/17 (2)	1,005	922,087
Plains Exploration & Production Co., 7.00%, 3/15/17	2,955	2,652,112
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,279,962
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,728,555
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15 (2)	6,330	6,266,700
SESI, LLC, 6.875%, 6/1/14	700	654,500
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14 (2)	3,580	3,705,300
United Refining Co., Sr. Notes, 10.50%, 8/15/12	6,965	7,069,475
United Refining Co., Sr. Notes, 10.50%, 8/15/12	3,925	3,983,875
Verasun Energy Corp., 9.875%, 12/15/12	1,240	1,280,300
		$76,079,406

5

Entertainment/Film — 0.9%
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	$9,605	$8,212,275
		$8,212,275
Environmental — 0.6%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,497,800
		$5,497,800
Food & Drug Retail — 1.2%
Rite Aid Corp., 8.625%, 3/1/15	$1,570	$1,358,050
Rite Aid Corp., 9.50%, 6/15/17	10,923	9,721,470
		$11,079,520
Food/Beverage/Tobacco — 1.1%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$6,270	$5,799,750
Dole Foods Co., Inc., 7.25%, 6/15/10	3,995	3,685,387
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	870	843,900
		$10,329,037
Gaming — 9.3%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (2)	$4,410	$4,123,350
CCM Merger, Inc., 8.00%, 8/1/13 (2)	2,435	2,410,650
Chukchansi EDA, Sr. Notes, Variable Rate, 8.859%, 11/15/12 (2)	2,595	2,620,950
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	990	949,930
Fontainebleau Las Vegas, LLC, 10.25%, 6/15/15 (2)	9,480	8,223,900
Galaxy Entertainment Finance, 9.875%, 12/15/12 (2)	505	542,244
Galaxy Entertainment Finance, Variable Rate, 10.409%, 12/15/10 (2)	4,780	5,019,000
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (2)	2,385	2,456,550
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,945	5,266,425
Las Vegas Sands Corp., 6.375%, 2/15/15	390	360,750
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11 (2)	1,620	1,190,700
Majestic Star Casino, LLC, 9.50%, 10/15/10	3,505	3,557,575
MGM Mirage, Inc., 7.50%, 6/1/16	3,295	3,080,825
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,597,475
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,753,625
Pinnacle Entertainment Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,795	2,585,375
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (2)	1,270	1,365,250
San Pasqual Casino, 8.00%, 9/15/13 (2)	3,740	3,730,650
Seminole Hard Rock Entertainment, Variable Rate, 7.86%, 3/15/14 (2)	2,190	2,157,150
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,380,762
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	1,012,000
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	15,550	13,178,625
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (2)	3,605	3,623,025
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14 (2)	875	888,125

6

Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (2)	$9,127	$9,355,175
Wynn Las Vegas, LLC, 6.625%, 12/1/14	1,241	1,157,232
		$87,587,318
Healthcare — 5.3%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,378,725
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,127,300
HCA, Inc., 7.875%, 2/1/11	1,720	1,655,534
HCA, Inc., 8.75%, 9/1/10	9,358	9,124,050
HCA, Inc., 9.125%, 11/15/14 (2)	1,593	1,577,070
HCA, Inc., 9.25%, 11/15/16 (2)	7,090	7,054,550
Iasis Healthcare, LLC, 8.75%, 6/15/14	555	535,575
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (2)	5,520	5,437,200
National Mentor Holdings, Inc., 11.25%, 7/1/14	2,620	2,777,200
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,381,850
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	745	681,675
Universal Hospital Services, Inc., 8.50%, 6/1/15 (2)	745	676,087
Universal Hospital Services, Inc., Variable Rate, 8.759%, 6/1/15 (2)	745	698,437
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,665,000
US Oncology, Inc., 10.75%, 8/15/14	6,350	6,445,250
Varietal Distribution Merger, Inc., Sr. Notes, 10.25%, 7/15/15	775	730,437
		$49,945,940
Homebuilders/Real Estate — 0.5%
Realogy Corp., Sr. Notes, 10.50%, 4/15/14 (2)	$4,930	$4,572,575
Stanley-Martin Co., 9.75%, 8/15/15	955	692,375
		$5,264,950
Leisure — 2.6%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14 (2)	$2,839	$2,853,126
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (2)	2,315	2,419,175
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 10.07%, 4/1/12 (2)	3,985	4,054,737
Universal City Developement Partners, Sr. Notes, 11.75%, 4/1/10	5,370	5,651,925
Universal City Florida Holdings, Sr. Notes, Variable Rate, 10.106%, 5/1/10	9,385	9,478,850
		$24,457,813
Metals/Mining — 2.6%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14 (2)	$2,930	$2,754,200
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16 (2)	5,660	5,094,000
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,706,625
FMG Finance PTY, Ltd., Variable Rate, 9.36%, 9/1/11	2,340	2,457,000

7

FMG Finance PTY, Ltd., Variable Rate, 10.625%, 9/1/16 (2)	$5,820	$6,693,000
Novelis, Inc., 7.25%, 2/15/15	5,460	5,500,950
		$24,205,775
Paper — 1.3%
Abitibi-Consolidated Finance LP, 7.875%, 8/1/09	$1,915	$1,833,613
Georgia-Pacific Corp., 9.50%, 12/1/11	510	525,300
Jefferson Smurfit Corp., 7.50%, 6/1/13	887	835,998
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	740	777,000
NewPage Corp., 10.00%, 5/1/12	6,125	6,278,125
NewPage Corp., Variable Rate, 11.606%, 5/1/12	1,655	1,779,125
		$12,029,161
Publishing/Printing — 1.4%
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	$1,615	$1,619,038
Clarke American Corp., Sr. Notes, 9.50%, 5/15/15 (2)	1,165	1,068,888
Deluxe Corp., Sr. Notes, 7.375%, 6/1/15 (2)	1,155	1,131,900
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	2,120	2,236,600
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	959,075
Reader’s Digest Association, Sr. Sub. Notes, 9.00%, 2/15/17 (2)	7,230	6,217,800
		$13,233,301
Railroad — 0.9%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14 (2)	$1,150	$1,118,375
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13 (2)	200	200,500
Kansas City Southern Railway Co., 9.50%, 10/1/08	1,095	1,129,219
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,413,000
		$8,861,094
Restaurants — 0.9%
EL Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,379,725
NPC International, Inc., 9.50%, 5/1/14	4,350	4,023,750
		$8,403,475
Services — 5.4%
Aramark Corp., Sr. Notes, 8.50%, 2/1/15 (2)	$2,289	$2,168,828
Aramark Corp., Sr. Notes, Variable Rate, 8.856%, 2/1/15 (2)	1,690	1,580,150
Education Management, LLC, 8.75%, 6/1/14	3,235	3,235,000
Education Management, LLC, 10.25%, 6/1/16	6,195	6,195,000
Hertz Corp., 8.875%, 1/1/14	4,285	4,306,425
Kar Holdings, Inc., Sr. Notes, Variable Rate, 9.36%, 5/1/14 (2)	1,475	1,334,875
MediMedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14 (2)	2,205	2,326,275
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,560,800
Neff Corp., Sr. Notes, 10.00%, 6/1/15 (2)	940	869,500
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,818,863
Rental Service Corp., 9.50%, 12/1/14 (2)	410	401,800
Sabre Holdings Corp., 8.35%, 3/15/16	1,385	1,156,475
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12 (4)	4,944	5,167,394

8

Travelport LLC, 9.875%, 9/1/14	$5,465	$5,574,300
West Corp., 9.50%, 10/15/14	8,015	7,854,700
West Corp., 11.00%, 10/15/16	980	980,000
		$51,530,385
Steel — 0.9%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,179,504
RathGibson, Inc., 11.25%, 2/15/14	5,225	5,407,875
		$8,587,379
Super Retail — 5.7%
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	$6,385	$5,778,425
GameStop Corp., 8.00%, 10/1/12	16,263	16,527,274
General Nutrition Center, Sr. Notes, Variable Rate, (PIK), 9.796%, 3/15/14 (2)	3,965	3,707,275
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15 (2)	3,965	3,766,750
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14 (2)	4,491	4,378,725
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16 (2)	2,826	2,741,220
Neiman Marcus Group, Inc., 9.00%, 10/15/15	3,685	3,860,038
Neiman Marcus Group, Inc., 10.375%, 10/15/15	11,105	11,743,538
Yankee Acquisition Corp., 8.50%, 2/15/15	1,806	1,670,550
		$54,173,795
Technology — 1.7%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	$2,620	$2,312,150
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	463	424,224
Avago Technologies Finance, 10.125%, 12/1/13	1,945	2,022,800
Avago Technologies Finance, 11.875%, 12/1/15	1,240	1,364,000
CPI Holdco, Inc., Sr. Notes, Variable Rate, 11.151%, 2/1/15	1,545	1,602,938
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	1,204	1,118,215
Open Solutions, Inc., Sr. Sub. Notes, 9.75%, 2/1/15 (2)	645	625,650
SunGard Data Systems, Inc., 9.125%, 8/15/13	6,156	6,217,560
		$15,687,537
Telecommunications — 4.0%
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,325,644
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15 (2)	4,530	4,178,925
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15 (2)	5,262	4,854,125
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12 (2)	3,475	3,527,125
Intelsat Bermuda, Ltd., 9.25%, 6/15/16	3,770	3,864,250
iPCS, Inc., Variable Rate, 7.485%, 5/1/13 (2)	1,380	1,338,600
IWO Holdings, Inc., 14.00%, 1/15/11 (3)	7,490	0
Level 3 Financing, Inc., 9.25%, 11/1/14 (2)	2,665	2,558,400
Level 3 Financing, Inc., Sr. Notes, 8.75%, 2/15/17 (2)	4,000	3,700,000
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,635	1,618,650
Qwest Capital Funding, Inc., 7.90%, 8/15/10	935	927,988

9

Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	$710	$706,450
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,472,350
Qwest Corp., Sr. Notes, Variable Rate, 8.61%, 6/15/13	685	712,400
U.S. West Communications, Debs., 7.20%, 11/10/26	585	538,200
Windstream Corp., 8.125%, 8/1/13	2,210	2,245,913
		$37,569,020
Textiles/Apparel — 1.7%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$930	$902,100
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,640	1,664,600
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	8,555	8,683,325
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	4,385	4,319,225
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	485	485,000
		$16,054,250
Transportation Ex Air/Rail — 0.5%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$1,785	$1,780,538
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	3,028,498
		$4,809,036
Utilities — 2.8%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (2)	$1,030	$1,089,225
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	466,140
AES Corp., Sr. Notes, 9.00%, 5/15/15 (2)	1,585	1,676,138
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,333	2,482,449
Dynegy Holdings, Inc., 7.75%, 6/1/19 (2)	570	495,900
Dynegy Holdings, Inc., 8.375%, 5/1/16	2,320	2,169,200
Edison Mission Energy, 7.50%, 6/15/13	315	305,550
Edison Mission Energy, Sr. Notes, 7.00%, 5/15/17 (2)	2,790	2,531,925
Intergen NV, 9.00%, 6/30/17 (2)	1,400	1,386,000
NRG Energy, Inc., 7.25%, 2/1/14	1,550	1,499,625
NRG Energy, Inc., 7.375%, 1/15/17	4,050	3,918,375
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,074,100
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	355,200
Reliant Energy, Inc., Sr. Notes, 7.875%, 6/15/17	1,572	1,501,260
		$26,951,087
Total Corporate Bonds & Notes (identified cost $777,407,723)		$760,930,717

Common Stocks — 1.4%

Security	Shares	Value
Cable/Satellite TV — 0.6%
Time Warner Cable, Inc., Class A (5)	150,405	$5,748,479
		$5,748,479

10

Gaming — 0.5%
Fontainebleau Equity Holdings, Class A (4)(6)	148,726	$1,784,712
Shreveport Gaming Holdings, Inc. (4)(5)	6,014	102,238
Trump Entertainment Resorts, Inc. (5)	409,960	2,746,732
		$4,633,682
Healthcare — 0.2%
Universal Health Services, Inc., Class B	35,000	$1,835,400
		$1,835,400
Leisure — 0.0%
HRP, Class B (2)(4)(5)	2,375	$24
		$24
Super Retail — 0.1%
GNC Acquisition Holdings, Class A (6)	108,818	$544,090
		$544,090
Total Common Stocks (identified cost $9,330,067)		$12,761,675

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
L-3 Communications Corp., 3.00%, 8/1/35 (2)	$3,890	$4,366,525
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	585	497,250
Total Convertible Bonds (identified cost, $4,513,528)		$4,863,775

Convertible Preferred Stocks — 0.8%

Security	Shares	Value
Energy — 0.8%
Chesapeake Energy Corp., 4.50%	61,160	$6,188,781
Chesapeake Energy Corp., 5.00% (2)	14,401	1,571,509
		$7,760,290
Total Convertible Preferred Stocks (identified cost $7,498,687)		$7,760,290

Preferred Stocks — 1.2%

Security	Shares	Value
Gaming — 0.4%
Fontainbleau Resorts LLC (PIK) (4)(6)	3,450	$3,450,000
		$3,450,000

11

Super Retail — 0.0%
GNC Acquisition Holdings (6)	37,182	$185,910
		$185,910
Telecommunications — 0.8%
Crown Castle International Corp., (PIK)	138,027	$7,971,059
		$7,971,059
Total Preferred Stocks (identified cost $9,729,051)		$11,606,969

Miscellaneous — 0.5%

Security	Shares	Value
Cable/Satellite TV — 0.5%
Adelphia Recovery Trust (5)	10,758,837	$1,022,089
Adelphia, Inc., Escrow Certificate (5)	7,585,000	2,465,125
Adelphia, Inc., Escrow Certificate (5)	3,555,000	1,159,819
		$4,647,033
Utilities — 0.0%
Mirant Corp., Escrow Certificate (2)(5)	1,440,000	$100,368
Mirant Corp., Escrow Certificate (5)(6)	3,200,000	189,120
		$289,488
Total Miscellaneous (identified cost $9,898,659)		$4,936,521

Warrants — 0.3%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	13,600	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (5)(6)	25,351	$152,107
		$152,107
Telecommunications — 0.3%
American Tower Corp., Exp. 8/1/08 (2)(5)	5,070	$2,994,849
		$2,994,849

12

Total Warrants (identified cost $1,070,114)	$3,146,956
Total Investments — 96.9% (identified cost $932,453,578)	$914,894,539
Other Assets, Less Liabilities — 3.1%	$29,018,675
Net Assets — 100.0%	$943,913,214

PIK	—	Payment In Kind.
Note:

The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $7,090,000, as of July 31, 2007.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $227,297,505 or 24.1% of the Fund’s net assets.

(3)		Defaulted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		Non-income producing security.
(6)		Restricted security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$934,652,605
Gross unrealized appreciation	$24,642,578
Gross unrealized depreciation	(44,400,644)
Net unrealized depreciation	$(19,758,066)

13

Restricted Securities

At July 31, 2007, the Portfolio owned the following securities (representing less than 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost		Value
Common Stocks and Warrants
GNC Acquisition Holdings, Preferred	3/15/07	37,182	$185,910		$185,910
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$544,090
Fontainebleau Equity Holdings, Class A	6/01/07	148,726	$1,784,712		$1,784,712
Fontainebleau Resorts LLC (PIK), Preferred	6/01/07	3,450	$3,450,000		$3,450,000
Mirant Corp., Escrow Certificate	1/05/06	3,200,000	$0	(1)	$189,120
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/08/99	25,351	$0	(1)	$152,107
Total Restricted Securities			$5,964,712		$6,305,939

(1)	Less than $0.50.

A summary of financial instruments at July 31, 2007 is as follows:

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with charges in credit spreads of the underlying securities.

Counterparty	Reference Entity		Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	General Motors Corp.		Sell	3,200	4.65%	9/20/2010	(156,686)
	Levi Strauss & Co	.	Sell	3,200	3.90	9/20/2012	(157,051)
	TJX Cos, Inc.		Buy	3,200	0.58	9/20/2012	$(4,990)
Morgan Stanley Capital Services, Inc.	Aramark Swap		Sell	3,200	4.82	9/20/2012	(24,444)
	CDX Swap		Buy	23,240	2.75	6/20/2012	2,019,780
	General Motors Corp.		Sell	1,600	6.50	9/20/2008	8,505
Goldman Sachs Capital Markets L.P.	General Motors Corp		Sell	1,600	7.25	9/20/2010	24,846
							$1,709,960

14

Eaton Vance International Equity Fund  as of July 31, 2007 (Unaudited)

Eaton Vance International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $11,372,153 and the Fund owned approximately 50.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Equity Portfolio                                                                                                                as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Airlines — 0.6%
Air France-KLM	3,200	$144,108
		$144,108
Auto Components — 0.4%
Aisin Seiki Co., Ltd.	2,200	$86,020
		$86,020
Automobiles — 2.2%
Honda Motor Co., Ltd. ADR	7,800	$280,956
Toyota Motor Corp. ADR	1,800	217,134
		$498,090
Beverages — 4.5%
Diageo PLC ADR	4,500	$367,560
Fomento Economico Mexicano SA de C.V. ADR	9,100	336,882
Heineken Holding NV	2,000	107,993
InBev NV	2,400	193,365
		$1,005,800
Capital Markets — 2.9%
Deutsche Bank AG	1,300	$177,164
Invesco PLC ADR	6,400	161,216
UBS AG	5,700	313,899
		$652,279
Chemicals — 1.7%
Agrium, Inc.	5,200	$217,984
BASF AG ADR	1,200	155,340
		$373,324
Commercial Banks — 14.8%
Anglo Irish Bank Corp. PLC	9,000	$166,762
Australia and New Zealand Banking Group, Ltd. ADR	1,500	181,856
Banco Bilbao Vizcaya Argentaria SA ADR	8,000	195,360
Banco Santander Central Hispano SA ADR	22,000	409,200
Bank of Ireland	6,800	127,064
Barclays PLC ADR	6,400	358,336
BNP Paribas SA	1,200	131,977
Commerzbank AG ADR	9,000	390,656
Danske Bank A/S	2,700	113,768
DBS Group Holdings, Ltd. ADR	4,500	274,012
Erste Bank der oesterreichischen Sparkassen AG	3,500	263,453
Grupo Financiero Banorte SA de C.V.	26,000	115,843
HBOS PLC	4,500	87,668
Intesa Sanpaolo	21,000	158,941

1

Societe Generale	900	$154,770
Woori Finance Holdings Co., Ltd. ADR	2,500	192,775
		$3,322,441
Communications Equipment — 1.1%
Nokia Oyj, ADR	8,300	$237,712
		$237,712
Construction & Engineering — 0.8%
Vinci SA	2,600	$186,340
		$186,340
Construction Materials — 0.7%
Lafarge Malayan Cement Berhad	340,000	$166,607
		$166,607
Consumer Finance — 1.5%
Orix Corp. ADR	2,700	$326,484
		$326,484
Diversified Financial Services — 2.5%
Fortis	2,200	$86,789
ING Groep NV ADR	8,500	358,530
VTB Bank OJSC (1)	10,000	106,500
		$551,819
Diversified Telecommunication Services — 4.6%
BT Group PLC ADR	7,400	$470,492
Koninklijke KPN NV	23,400	362,231
Telenor ASA (1)	3,600	65,913
TeliaSonera AB	17,000	128,529
		$1,027,165
Electric Utilities — 4.2%
E.ON AG ADR	7,500	$392,475
Enel SPA ADR	6,200	318,990
Scottish and Southern Energy PLC	8,000	233,859
		$945,324
Electronic Equipment & Instruments — 0.5%
Ibiden Co., Ltd.	1,500	$109,419
		$109,419
Energy Equipment & Services — 2.9%
Acergy SA ADR	17,000	$450,500
Tenaris SA ADR	4,100	197,497
		$647,997
Food & Staples Retailing — 0.6%
Controladora Comercial Mexicana SA de C.V., Unit	45,000	$124,206
		$124,206

2

Food Products — 2.4%
Nestle SA ADR	5,600	$540,967
		$540,967
Health Care Equipment & Supplies — 0.5%
Synthes, Inc.	950	$110,642
		$110,642
Industrial Conglomerates — 3.2%
Keppel Corp., Ltd. ADR	30,000	$533,790
Siemens AG	1,500	189,945
		$723,735
Insurance — 3.2%
Aviva PLC	9,000	$125,130
AXA SA ADR	11,000	430,760
Muenchener Rueckversicherungs-Gesellschaft AG	1,000	172,314
		$728,204
Machinery — 4.0%
Atlas Copco AB, Class B	12,000	$191,989
Komatsu, Ltd. ADR	3,500	446,815
SKF AB ADR	5,000	106,116
Vallourec SA	600	155,282
		$900,202
Metals & Mining — 9.0%
Anglo American PLC ADR	8,463	$248,220
BHP Billiton, Ltd.	3,700	118,480
BlueScope Steel, Ltd.	13,000	120,781
Companhia Vale do Rio Doce ADR	7,100	300,543
JSC Norilsk Nickel ADR	1,100	246,400
Rio Tinto PLC ADR	2,000	578,240
Silver Wheaton Corp. (1)	17,900	245,409
Teck Cominco, Ltd., Class B	3,700	164,280
		$2,022,353
Multi-Utilities — 1.7%
RWE AG ADR	3,600	$384,028
		$384,028
Office Electronics — 1.9%
Canon, Inc. ADR	8,000	$424,640
		$424,640
Oil, Gas & Consumable Fuels — 6.7%
ENI SPA ADR	1,700	$118,592
Norsk Hydro ASA ADR	11,400	439,812
Petroleo Brasileiro SA ADR	6,000	335,100

3

Sibir Energy PLC (1)	10,000	$97,553
Total SA ADR	6,600	518,826
		$1,509,883
Pharmaceuticals — 2.3%
Novartis AG ADR	2,800	$151,060
Roche Holding AG ADR	4,100	365,572
		$516,632
Real Estate Management & Development — 0.6%
Sun Hung Kai Properties, Ltd. ADR	11,000	$141,396
		$141,396
Road & Rail — 1.0%
Canadian Pacific Railway, Ltd.	3,000	$221,790
		$221,790
Software — 4.8%
Nintendo Co., Ltd.	1,800	$863,459
UbiSoft Entertainment SA (1)	3,200	208,548
		$1,072,007
Tobacco — 1.2%
British American Tobacco PLC ADR	4,000	$260,360
		$260,360
Trading Companies & Distributors — 2.0%
Mitsubishi Corp. ADR	7,500	$445,975
		$445,975
Wireless Telecommunication Services — 4.8%
Bouygues SA	2,200	$176,301
China Mobile, Ltd. ADR	4,000	229,560
Philippine Long Distance Telephone Co. ADR	3,800	217,208
Turkcell Iletisim Hizmetleri AS ADR	13,400	236,912
Vodafone Group PLC ADR	7,000	212,450
		$1,072,431
Total Common Stocks (identified cost $18,862,914)		$21,480,380

Closed-End Funds — 1.0%

Security	Shares	Value
Central Europe and Russia Fund, Inc.	3,800	$211,432
		$211,432
Total Closed-End Funds (identified cost $195,745)		$211,432

4

Short-Term Investments — 3.9%

	Interest
Descriptions	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (2)	$875	$874,891
Total Short-Term Investments (at identified cost, $874,891)		$874,891
Total Investments — 100.7% (identified cost $19,933,550)		$22,566,703
Other Assets, Less Liabilities — (0.7)%		$(151,650)
Net Assets — 100.0%		$22,415,053

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $8,161.

5

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	14.3%	$3,201,083
Japan	14.3	3,200,902
France	9.4	2,106,913
Germany	8.3	1,861,922
Switzerland	6.6	1,482,141
Norway	4.3	956,225
Canada	3.8	849,463
Netherlands	3.7	828,754
Singapore	3.6	807,802
Brazil	2.8	635,643
Spain	2.7	604,560
Italy	2.7	596,523
Mexico	2.6	576,931
Russia	2.5	564,332
Sweden	1.9	426,633
Australia	1.9	421,118
Hong Kong	1.6	370,956
Ireland	1.3	293,826
Belgium	1.2	280,154
Austria	1.2	263,452
Finland	1.1	237,712
Turkey	1.0	236,912
Philippines	1.0	217,208
Argentina	0.9	197,497
Republic of Korea	0.9	192,775
Malaysia	0.7	166,607
Denmark	0.5	113,768
Total Common Stocks and Closed-End Funds	96.8%	$21,691,812
Short-Term Investments	3.9%	$874,891

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$19,938,676
Gross unrealized appreciation	$2,848,778
Gross unrealized depreciation	(220,751)
Net unrealized appreciation	$2,628,027

6

Eaton Vance International Income Fund as of July 31, 2007 (Unaudited)

Eaton Vance International Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $10,322 and the Fund owned approximately 0.05% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

International Income Portfolio                                                                                                              as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 89.4%

Security	Principal	U.S. $ Value
Belgium — 4.4%
Kingdom of Belgium, 3.75%, 3/28/09	EUR 274,000	$371,379
Kingdom of Belgium, 4.00%, 3/28/13	EUR 211,000	282,771
Kingdom of Belgium, 5.50%, 3/28/28	EUR 168,000	257,842
Total Belgium (identified cost $887,713)		$911,992
Brazil — 1.9%
Noto Do Tesouro Nacional, 10.00%, 1/1/14 (2)	BRL 800,000	$407,576
Total Brazil (identified cost $414,963)		$407,576
Denmark — 2.9%
Kingdom of Denmark, 4.00%, 11/15/17	DKK 969,000	$172,180
Kingdom of Denmark, 5.00%, 11/15/13	DKK 896,000	170,237
Kingdom of Denmark, 6.00%, 11/15/09	DKK 1,390,000	264,629
Total Denmark (identified cost $593,306)		$607,046
France — 17.2%
Government of France, 4.00%, 4/25/09	EUR 1,055,000	$1,435,950
Government of France, 4.00%, 10/25/13	EUR 871,000	1,167,808
Government of France, 5.50%, 4/25/29	EUR 641,000	991,605
Total France (identified cost $3,495,019)		$3,595,363
Germany — 20.7%
Bundesrepub Deutschland, 3.75%, 7/4/13	EUR 1,056,000	$1,401,593
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR 697,000	1,183,827
Bundesschatzanweisungen, 3.75%, 3/13/09	EUR 1,280,000	1,736,036
Total Germany (identified cost $4,196,940)		$4,321,456
Netherlands — 4.3%
Government of Netherlands, 3.75%, 7/15/09	EUR 234,000	$316,515
Government of Netherlands, 3.75%, 1/15/23	EUR 218,000	272,924
Government of Netherlands, 5.00%, 7/15/12	EUR 212,000	298,137
Total Netherlands (identified cost $865,724)		$887,576

1

Sweden — 1.0%
Swedish Government, 3.75%, 8/12/17	SEK 460,000	$65,327
Swedish Government, 5.00%, 1/28/09	SEK 450,000	67,541
Swedish Government, 6.75%, 5/5/14	SEK 395,000	66,761
Total Sweden (identified cost $194,727)		$199,629
United Kingdom — 8.1%
United Kingdom Treasury Bond, 4.25%, 3/7/36	GBP 279,000	$536,646
United Kingdom Treasury Bond, 4.75%, 3/7/20	GBP 285,000	560,645
United Kingdom Treasury Bond, 4.75%, 6/7/10	GBP 295,000	586,979
Total United Kingdom (identified cost $1,628,126)		$1,684,270
United States — 28.9%
Collateralized Mortgage Obligations — 6.4%
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21	$1,260,146	$1,327,987
Total Collateralized Mortgage Obligations (identified cost, $1,317,538)		$1,327,987
Mortgage Pass-Throughs — 22.5%
Government National Mortgage Association:
8.00% with maturity at 2016	$2,971,722	$3,125,685
9.00% with maturity at 2021	1,410,000	1,562,634
		$4,688,319
Total Mortgage Pass-Throughs (identified cost, $4,654,632)		$4,688,319
Total United States (identified cost $5,972,170)		$6,016,306
Total Bonds & Notes (identified cost, $18,248,688)		$18,631,214

Short-Term Investments — 7.6%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (1)	$1,577	$1,576,699
Total Short-Term Investments (identified cost, $1,576,699)		$1,576,699

2

Call Options Purchased — 1.3%

	Number of
Security	Contracts (000’s omitted)	Value
Japanese Yen Call Option, Expires 7/1/2008, Strike Price JPY 117.95 (2)	660,520	$255,245
South Korean Won Call Option, Expires 7/28/2009, Strike Price KRW 905.2 (2)	452,600	9,609
Total Call Options Purchased (identified cost, $161,787)		$264,854

Put Options Purchased — 0.0%

	Number of
Security	Contracts (000’s omitted)	Value
South Korean Won Put Option, Expires 7/28/2009, Strike Price KRW 905.2 (2)	452,600	$9,735
Total Put Options Purchased (identified cost $10,825)		$9,735
Total Investments — 98.3% (identified cost $19,997,999)		$20,482,502
Other Assets, Less Liabilities — 1.7%		$359,605
Net Assets — 100.0%		$20,842,107

BRL	—	Brazilian Real
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	Korean Won
SEK	—	Swedish Krona
(1)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $15.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

3

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	29.4%	$6,016,306
Germany	21.1	4,321,456
France	17.6	3,595,363
United Kingdom	8.2	1,684,270
Belgium	4.5	911,992
Netherlands	4.3	887,576
Denmark	3.0	607,046
Brazil	2.0	407,576
Japan	1.2	255,245
Sweden	1.0	199,629
Republic of Korea	0.1	19,344
Total Bonds and Notes	92.4%	$18,905,803
Short-Term Investments	7.6%	$1,576,699

A summary of financial instruments at July 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In exchange for	(Depreciation)
8/02/07	Brazilian Real	United States Dollar
	3,094,000	1,640,704	$(13,620)
		1,640,704	$(13,620)

4

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	Acquire	In exchange for	(Depreciation)
8/02/07	Brazilian Real	United States Dollar
	3,094,000	1,603,626	$50,698
9/05/07	Brazilian Real	United States Dollar
	1,530,000	804,079	9,323
8/06/07	Polish Zloty	Euro
	4,234,000	1,128,796	(15,579)
8/06/07	Hungarian Forint	Euro
	87,700,000	356,569	(10,610)
8/06/07	Indian Rupee	United States Dollar
	11,425,000	281,820	1,068
8/13/07	Indonesian Rupiah	United States Dollar
	5,350,000,000	592,011	(12,212)
8/17/07	Japanese Yen	United States Dollar
	246,500,000	2,022,149	52,186
8/06/07	Malaysian Ringgit	United States Dollar
	1,216,000	355,607	(3,538)
8/14/07	Malaysian Ringgit	United States Dollar
	4,000,000	1,161,778	(3,228)
8/16/07	Mexican Peso	United States Dollar
	3,000,000	278,125	(4,164)
8/03/07	Philippine Peso	United States Dollar
	11,610,000	253,770	2,282
8/13/07	Philippine Peso	United States Dollar
	35,300,000	767,491	10,630
8/6/07	Turkish Lira	United States Dollar
	466,100	367,390	(3,185)
8/20/07	Turkish Lira	United States Dollar
	260,000	201,098	1,079
		$8,688,945	$74,750

5

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instrument.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	$843	1.45%	7/20/12	$19,035
Lehman Brothers, Inc.	CDX.EM.7 *	Buy	1,100	1.25	6/20/12	33,685
JP Morgan	Greece	Buy	4,000	0.13	9/20/17	8,528
						$61,248

*       CDX.EM.7 is composed of sovereign issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

At July 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments at July 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,000,272
Gross unrealized appreciation	$489,692
Gross unrealized depreciation	(7,462)
Net unrealized depreciation	$482,230

The unrealized appreciation on foreign currency, swaps and forward contracts at July 31, 2007 on a federal income tax basis was $122,378.

6

Eaton Vance Low Duration Fund as of July 31, 2007 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), is a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2007, the Fund owned approximately 91.0% of Investment Portfolio’s outstanding interests and approximately 0.1% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedules of Investments at July 31, 2007 is set forth below.

Investment	Value	% of Net Assets
Investment Portfolio (identified cost, $31,003,832)	$32,132,315	92.4%
Floating Rate Portfolio (identified cost, $3,061,356)	$3,006,893	8.7%
Total Investments — 101.1% (identified cost, $34,065,188)	$35,139,208	101.1%
Other Assets, Less Liabilities	$(376,828)	(1.1)%
Net Assets — 100.0%	$34,762,380	100.0%

The Investment Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio at July 31, 2007 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Investment Portfolio                                                                                                                                 as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 96.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.549%, with various maturities to 2037 (1)	$1,229	$1,225,946
6.295%, with maturity at 2022 (1)	903	906,028
6.50%, with maturity at 2019	705	720,971
7.50%, with maturity at 2017	639	663,847
8.00%, with various maturities to 2025	1,157	1,230,416
9.25%, with maturity at 2017	102	104,287
		$4,851,495
Federal National Mortgage Association:
5.00%, with maturity at 2014	$1,657	$1,641,079
5.474%, with various maturities to 2035 (1)	3,273	3,270,456
5.50%, with various maturities to 2018 (1)	2,292	2,295,726
5.519%, with maturity at 2036 (1)	1,160	1,159,866
5.543%, with various maturities to 2027 (1)	946	945,886
5.515%, with maturity at 2036 (1)	1,351	1,350,722
5.723%, with maturity at 2018 (1)	199	198,359
6.00%, with maturity at 2023	1,176	1,193,353
6.332%, with maturity at 2032 (1)	1,272	1,294,740
6.50%, with maturity at 2019	689	703,981
7.00%, with various maturities to 2016	1,362	1,399,852
8.00%, with maturity at 2023	383	411,762
9.00%, with maturity at 2011	489	498,130
9.50%, with various maturities to 2022	2,171	2,357,391
9.618%, with maturity at 2018 (2)	1,052	1,169,068
		$19,890,371
Goverment National Mortgage Association:
6.125%, with various maturities to 2027 (1)	$1,848	$1,875,220
8.25%, with maturity at 2020	583	631,839
9.00%, with maturity at 2017	786	863,308
		$3,370,367
Collateralized Mortgage Obligations:
FHLMC, Series 1395, Class F, 4.874%, due 2022 (3)	$210	$205,809
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	135	134,863
FNMA, Series 1993-140, Class J, 6.65%, due 2013	1,326	1,330,926
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	865	896,679
FNMA, Series 2001-4, Class GA, 10.26748%, due 2025 (2)(4)	584	643,509
FNMA, Series G93-17, Class FA, 6.344%, due 2023 (3)	429	437,837

1

FNMA, Series G93-36, Class ZQ, 6.50%, due 2023	$1,953	$2,019,428
FNMA, Series G97-4, Class FA, 6.144%, due 2027 (3)	384	388,690
		$6,057,741
Total Mortgage Pass-Throughs (identified cost $34,216,513)		$34,169,974

Short-Term Investments — 2.5%

Description	Interest	Value
Investment in Cash Management Portfolio, 4.86% (5)	$892,174	$892,174
Total Short-Term Investments (identified cost, $892,174)		$892,174
Total Investments — 99.3% (identified cost $35,108,687)		$35,062,148
Other Assets, Less Liabilities — 0.7%		$236,330
Net Assets — 100.0%		$35,298,478

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
(1)		Adjustable rate mortgage.
(2)		Weighted average fixed rate coupon that resets monthly.
(3)		Floating-rate security.
(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $42,352.

A summary of financial instruments at July 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/07	30 U.S. Treasury Note	Long	$3,194,651	$3,222,656	$28,005

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$35,319,206
Gross unrealized appreciation	$71,412
Gross unrealized depreciation	(328,470)
Net unrealized depreciation	$(257,058)

2

Eaton Vance Strategic Income Fund as of July 31, 2007 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), is a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In so doing, the Fund invests primarily (over 50% of net assets) in Global Macro Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2007, the Fund owned approximately 82.0% of Global Macro Portfolio’s outstanding interests, approximately 0.9% of High Income Portfolio’s outstanding interests, approximately 4.5% of Floating Rate Portfolio’s outstanding interests, approximately 99.8% of Emerging Markets Income Portfolio’s outstanding interests, approximately 99.4% of International Income Portfolio’s outstanding interests, and approximately 8.6% of Investment Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2007 is set forth below followed by the Schedule of Investments of Global Macro Portfolio.

Investment in Portfolios	Value	% of Net Assets
Global Macro Portfolio (identified cost, $537,299,885)	$ 534,902,606	52.7%
High Income Portfolio (identified cost, $3,722,015)	$ 6,009,223	0.6%
Floating Rate Portfolio (identified cost, $362,537,027)	$ 353,168,494	34.8%
Emerging Markets Income Portfolio (identified cost, $50,781,533)	$ 51,025,755	5.0%
International Income Portfolio (identified cost, $20,119,938)	$ 20,723,362	2.1%
Investment Portfolio (identified cost, $3,047,555)	$ 3,053,022	0.3%
Total Investment in Portfolios (identified cost, $977,507,953)	$ 968,882,462	95.5%

Short-Term Investments

Investment in Cash Management Portfolio, 4.86%, (1)	$ 53,343,123	5.2%
Total Short-Term Investments (identified cost, $53,343,123)	$ 53,343,123	5.2%
Total Investments (identified cost, $1,030,851,076)	$ 1,022,225,585	100.7%
Other Assets, Less Liabilities	$ (7,332,337)	(0.7)%
Net Assets	$ 1,014,893,248	100.0%

A copy of the Form N-Q (containing a schedule of investments) for Global Macro Portfolio, High Income Portfolio, Floating Rate Portfolio, Emerging Markets Income Portfolio, International Income Portfolio and Investment Portfolio at July 31, 2007 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

(1)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $1,377,331.

A summary of financial instruments at July 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/07	900 U.S. Treasury Note	Long	$ 95,048,437	$ 96,679,692	$ 1,631,255

At July 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under this contract.

1

Eaton Vance Global Macro Fund as of July 31, 2007 (Unaudited)

Eaton Vance Global Macro Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $20,373 and the Fund owned approximately 0.003% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Global Macro Portfolio                                                                                                                           as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 88.8%

Security	Principal	U.S. $ Value
Brazil — 0.8%
Noto De Tesouro Nacional, 10.00%, 1/1/14 (2)	BRL 10,642,000	$5,421,775
Total Brazil (identified cost $4,095,942)		$5,421,775
Chile — 0.5%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15 (1)	3,000,000	$3,237,479
Total Chile (identified cost $3,000,000)		$3,237,479
Egypt — 5.3%
Arab Republic of Egypt, 8.75%, 7/18/12 (2)(3)	EGP 25,500,000	$4,557,428
Egyptian Treasury Bill, 0.00%, 8/7/07	EGP 33,625,000	5,935,596
Egyptian Treasury Bill, 0.00%, 8/14/07	EGP 11,525,000	2,031,701
Egyptian Treasury Bill, 0.00%, 10/2/07	EGP 17,350,000	3,029,306
Egyptian Treasury Bill, 0.00%, 11/13/07	EGP 21,000,000	3,636,077
Egyptian Treasury Bill, 0.00%, 1/1/08 (2)	EGP 68,325,000	11,710,407
Egyptian Treasury Bill, 0.00%, 1/8/08 (2)	EGP 22,775,000	3,897,751
Total Egypt (identified cost $34,491,929)		$34,798,266
Ghana, Africa — 0.9%
Ghanaian Treasury Bond, 13.50%, 3/29/10 (2)	GHS 980,000	$1,085,786
Ghanaian Treasury Bond, 13.67%, 6/15/12 (2)	GHS 4,300,000	4,618,115
Total Ghana, Africa (identified cost $5,695,949)		$5,703,901
Indonesia — 2.9%
APP Finance VI, 0.00%, 11/18/12 (4)(5)(6)	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24 (4)(5)(6)	2,000,000	20,000
Indonesia Recapital, 14.00%, 6/15/09	IDR 76,000,000,000	9,134,417
Republic of Indonesia, 12.00%, 9/15/11 (2)	IDR 80,000,000,000	9,688,888
Total Indonesia (identified cost $21,448,152)		$18,863,305
Kazakhstan — 1.4%
Kazakh Treasury Note, 0.00%, 10/12/07 (2)	KZT 757,300,000	$6,065,154
Kazakh Treasury Note, 0.00%, 8/31/07 (2)	KZT 356,000,000	2,868,548
Total Kazakhstan (identified cost $9,060,168)		$8,933,702

1

Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09 (2)	KES 12,500,000	$190,579
Total Kenya (identified cost $181,386)		$190,579
Mauritius — 0.2%
Mauritian Treasury Bill, 0.00%, 9/28/07 (2)	MUR 18,400,000	$584,763
Mauritius Treasury Bill, 0.00%, 9/28/07 (2)	MUR 18,000,000	572,036
Total Mauritius (identified cost $1,132,257)		$1,156,799
Mongolia — 0.6%
ING Bank Mongolian Credit Linked Note, 10.80%, 6/12/08	4,000,000	$4,000,000
Total Mongolia (identified cost $4,000,000)		$4,000,000
United States — 75.7%
Corporate Bonds & Notes — 0.3%
Eaton Corp., 8.875%, 6/15/19	500,000	$617,106
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,002,443
Total Corporate Bonds & Notes (identified cost, $1,529,577)		$1,619,549
Collateralized Mortgage Obligations — 16.4%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	857,753	$887,821
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	717,809	732,472
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	2,875,562	2,936,215
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	623,495	636,657
Federal National Mortgage Association, Series 1992-180, Class F, 6.494%, 10/25/22 (7)	2,913,077	2,983,579
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	941,945	967,273
Federal National Mortgage Association, Series 1993-121, Class Z, 7.00%, 7/25/23	11,338,401	11,807,875
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	2,155,810	2,259,711
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	2,871,732	3,055,816
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	2,028,280	2,131,798
Federal National Mortgage Association, Series 1994-42, Class ZQ, 7.00%, 4/25/24	13,315,819	13,955,662

2

Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	3,042,567	$3,059,269
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	2,645,125	2,780,640
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,694,650	1,824,281
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	672,439	706,839
Federal National Mortgage Association, Series 1998-16, Class H, 7.00%, 4/18/28	1,924,261	2,024,165
Federal National Mortgage Association, Series 1999-25, Class Z, 6.00%, 6/25/29	5,961,211	5,981,822
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	2,086,027	2,245,856
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	410,969	429,890
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	3,110,620	3,214,259
Federal National Mortgage Association, Series G93-31, Class PN, 7.00%, 9/25/23	9,855,547	10,336,162
Federal National Mortgage Association, Series G93-41, Class ZQ, 7.00%, 12/25/23	19,445,555	20,502,577
Government National Mortgage Association, Series 1996-22, Class Z, 7.00%, 10/16/26	1,727,751	1,808,511
Government National Mortgage Association, Series 1999-42, Class Z, 8.00%, 11/16/29	3,685,643	3,983,169
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	710,584	732,561
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,058,520
Total Collateralized Mortgage Obligations (identified cost, $107,063,508)		$107,043,400
Mortgage Pass-Throughs — 58.7%
Federal Home Loan Mortgage Corp.:
6.00% with maturity at 2024	6,507,079	$6,613,971
6.444% with maturity at 2023 (8)	1,417,664	1,430,226
6.50% with various maturities to 2024	8,015,658	8,252,360
7.00% with various maturities to 2031	8,459,289	8,881,849
7.31% with maturity at 2026	532,904	551,469
7.50% with various maturities to 2027	12,982,702	13,838,959
7.95% with maturity at 2022	836,822	903,359
8.00% with various maturities to 2030	4,925,560	5,292,774
8.15% with maturity at 2021	569,760	569,408
8.30% with maturity at 2021	422,991	456,839
8.47% with maturity at 2018	447,619	485,918

3

8.50% with various maturities to 2028	2,696,875	$2,943,485
9.00% with various maturities to 2027	5,717,328	6,254,985
9.25% with various maturities to 2016	103,067	104,372
9.50% with various maturities to 2027	576,922	648,300
9.75% with various maturities to 2020	38,942	40,965
10.00% with various maturities to 2020	2,262,785	2,507,201
10.50% with maturity at 2021	892,917	1,018,166
11.00% with maturity at 2016 (9)	1,449,157	1,637,436
13.25% with maturity at 2013	3,527	3,898
		$62,435,940
Federal National Mortgage Association:
5.474% with maturity at 2025 (8)	2,568,396	$2,568,530
5.543% with maturity at 2022 (8)	4,446,539	4,446,001
5.549% with various maturities to 2035 (8)	90,614,464	90,558,424
5.556% with maturity at 2035 (8)	10,471,148	10,473,807
5.624% with maturity at 2025 (8)	2,743,098	2,751,788
5.626% with maturity at 2033 (8)	20,279,363	20,283,513
5.824% with maturity at 2024 (8)	2,169,371	2,185,346
6.35% with maturity at 2032 (8)	8,293,872	8,443,957
6.401% with maturity at 2023 (8)	471,698	476,075
6.50% with various maturities to 2028	6,394,183	6,599,613
7.00% with various maturities to 2032	30,860,916	32,046,581
7.142% with maturity at 2025 (8)	1,092,000	1,109,112
7.197% with maturity at 2028 (8)	573,181	584,519
7.50% with various maturities to 2028	21,030,872	22,091,424
8.00% with various maturities to 2030	16,360,686	17,580,565
8.50% with various maturities to 2026	211,410	224,099
8.968% with maturity at 2010 (10)	95,262	97,383
9.00% with various maturities to 2026	1,276,240	1,377,168
9.032% with maturity at 2028 (10)	1,595,396	1,718,860
9.50% with various maturities to 2030	2,223,289	2,454,964
10.968% with maturity at 2027 (10)	1,697,064	1,941,354
		$230,013,083
Government National Mortgage Association:
6.125% with maturity at 2024 (8)	1,177,269	$1,196,331
7.00% with various maturities to 2026	21,291,508	22,354,801
7.50% with various maturities to 2031	17,143,298	18,160,726
7.75% with maturity at 2019	46,103	49,432
8.00% with various maturities to 2034	37,064,725	40,113,703
8.30% with various maturities to 2020	334,090	355,671
8.50% with various maturities to 2021	3,270,432	3,548,718
9.00% with various maturities to 2025	1,032,357	1,131,013
9.50% with various maturities to 2026 (11)	3,200,874	3,657,908
		$90,568,303

4

Total Mortgage Pass-Throughs (identified cost, $383,952,405)		$383,017,326
U.S. Treasury Obligations — 0.3%
United States Treasury Bond, 7.875%, 2/15/21 -(identified cost, $1,803,125)	1,500,000	$1,923,985
Total United States (identified cost $494,348,615)		$493,604,260
Uruguay — 0.5%
Republic of Uruguay, 5.00%, 9/14/18 (2)(12)	UYU 67,946,693	$3,202,403
Total Uruguay (identified cost $3,197,249)		$3,202,403
Total Bonds & Notes (identified cost, $580,651,647)		$579,112,469

Common Stocks — 0.3%

Security	Shares	Value
China — 0.3%
Business Services — 0.1%
APP China (2)(4)	8,155	$326,200
		$326,200
Commercial Banks — 0.2%
Industrial and Commercial Bank of China (4)	2,191,752	$1,355,449
		$1,355,449
Total China (identified cost $2,395,650)		$1,681,649
Total Common Stocks (identified cost $2,395,650)		$1,681,649

Short-Term Investments — 9.9%

	Interest/Principal
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (13)	$63,400	$63,400,163
State Street Bank and Trust Time Deposit, 5.28%, 8/1/07	1,300	1,300,000
Total Short-Term Investments (identified cost, $64,700,163)		$64,700,163

5

Call Options Purchased — 0.2%

	Contracts
Security	(000’s omitted)	Value
Euro Call Option, Expires 1/8/2009, Strike Price 1.3270 (2)	$800	$54,283
Euro Call Option, Expires 10/10/2008, Strike Price 1.2950 (2)	800	69,943
Euro Call Option, Expires 10/16/2008, Strike Price 1.2990 (2)	800	67,665
Euro Call Option, Expires 10/2/2008, Strike Price 1.2738 (2)	800	83,171
Euro Call Option, Expires 10/30/2008, Strike Price 1.3155 (2)	800	58,532
Euro Call Option, Expires 11/13/2008, Strike Price 1.3195 (2)	800	56,725
Euro Call Option, Expires 11/26/2008, Strike Price 1.3540 (2)	800	40,299
Euro Call Option, Expires 12/11/2008, Strike Price 1.3506 (2)	800	42,215
Euro Call Option, Expires 2/12/2009, Strike Price 1.3375 (2)	800	50,045
Euro Call Option, Expires 4/8/2009, Strike Price 1.3705 (2)	800	37,430
Euro Call Option, Expires 5/13/2009, Strike Price 1.3745 (2)	800	36,871
South Korean Won Call Option, Expires 3/3/2009, Strike Price 932.4 (2)	7,459,200	267,711
South Korean Won Call Option, Expires 6/2/2009, Strike Price 915.5 (2)	7,324,000	191,596
Total Call Options Purchased (identified cost, $795,382)		$1,056,486

6

Put Options Purchased — 0.0%

	Contracts
Security	(000’s omitted)	Value
Euro Put Option, Expires 1/8/2009, Strike Price 1.3270 (2)	$800	$14,849
Euro Put Option, Expires 10/10/2008, Strike Price 1.2950 (2)	800	6,888
Euro Put Option, Expires 10/16/2008, Strike Price 1.2990 (2)	800	7,600
Euro Put Option, Expires 10/2/2008, Strike Price 1.2738 (2)	800	4,194
Euro Put Option, Expires 10/30/2008, Strike Price 1.3155 (2)	800	10,797
Euro Put Option, Expires 11/13/2008, Strike Price 1.3195 (2)	800	11,925
Euro Put Option, Expires 11/26/2008, Strike Price 1.3540 (2)	800	21,201
Euro Put Option, Expires 12/11/2008, Strike Price 1.3506 (2)	800	20,478
Euro Put Option, Expires 2/12/2009, Strike Price 1.3375 (2)	800	18,255
Euro Put Option, Expires 4/8/2009, Strike Price 1.3705 (2)	800	29,688
Euro Put Option, Expires 5/13/2009, Strike Price 1.3745 (2)	800	31,878
South Korean Won Put Option, Expires 3/3/2009, Strike Price 932.4 (2)	7,459,200	65,119
South Korean Won Put Option, Expires 6/2/2009, Strike Price 915.5 (2)	7,324,000	116,671
Total Put Options Purchased (identified cost $780,782)		$359,543
Total Investments — 99.2% (identified cost $649,323,624)		$646,910,310
Other Assets, Less Liabilities — 0.8%		$5,542,829
Net Assets — 100.0%		$652,453,139

BRL	—	Brazilian Real
EGP	—	Egyptian Pound
GHC	—	Ghanaian Cedi
IDR	—	Indonesian Rupiah
KES	—	Kenyan Shilling
KZT	—	Kazakh Tenge
MUR	—	Mauritian Rupee
UYU	—	Uruguayan Peso

(1)	Security pays 3.8% coupon and accrues principle based on annual increases in the Chilean UF Rate, for an effective yield of 7.33%.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $4,557,428 or 0.7% of the Portfolio’s net assets.

(4)	Non-income producing security.

7

(5)	Convertible bond.
(6)	Defaulted security.
(7)	Floating-Rate.
(8)	Adjustable rate securities. Rates shown are the rates at period end.
(9)	Security (or a portion thereof) has been segregated to cover swap contracts.
(10)	Weighted average fixed-rate coupon that changes/updates monthly.
(11)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(12)	Bond pays a coupon of 5% on the face at the end of the payment period. Principal grows with the Uruguayan inflation rate. Original face of the bond is UYU 63,600,000.
(13)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $1,941,669.

A summary of financial instruments at July 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
8/2/07	Brazilian Real 62,246,900	United States Dollar 32,908,294	$(374,369)
8/2/07	Canadian Dollar 12,300,000	United States Dollar 11,790,870	271,053
8/7/07	Canadian Dollar 12,360,000	United States Dollar 11,814,388	237,037
8/2/07	New Zealand Dollar 13,323,002	United States Dollar 10,529,235	285,179
8/16/07	New Zealand Dollar 13,323,002	United States Dollar 10,239,393	7,715
			$426,615

8

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
8/31/07	Botswana Pula 6,740,000	United States Dollar 1,087,162	$(6,364)
8/2/07	Brazilian Real 62,246,900	United States Dollar 32,155,564	1,127,099
9/5/07	Brazilian Real 62,246,900	United States Dollar 32,755,652	336,956
8/2/07	New Ghana Cedi 600,000	United States Dollar 645,508	(867)
7/21/08	Guatemala Quetzal 24,719,931	United States Dollar 3,166,396	(4,556)
8/6/07	Hungarian Forint 1,061,000,000	Euro 4,313,797	(128,367)
8/13/07	Indonesian Rupiah 45,000,000,000	United States Dollar 4,980,080	(103,264)
8/6/07	Indian Rupee 362,750,000	United States Dollar 8,939,057	42,783
8/7/07	Icelandic Kroner 1,097,754,000	Euro 12,969,300	181,348
8/20/07	Icelandic Kroner 1,057,296,000	Euro 12,667,537	(128,551)
9/17/07	Kenya Shilling 26,100,000	United States Dollar 371,266	16,656
10/5/07	Kenya Shilling 34,900,000	United States Dollar 522,572	(3,862)
8/3/07	Kazakhstan Tenge 163,000,000	United States Dollar 1,376,689	(57,598)
8/16/07	Mexican Peso 62,450,000	United States Dollar 5,789,644	(86,683)
8/27/07	Mexican Peso 62,200,000	United States Dollar 5,768,553	(92,068)
8/6/07	Malaysian Ringgit 43,500,000	United States Dollar 12,697,480	(102,889)
8/13/07	Malaysian Ringgit 17,000,000	United States Dollar 4,938,702	(15,090)
8/14/07	Malaysian Ringgit 63,401,865	United States Dollar 18,415,250	(51,689)
8/20/07	Malaysian Ringgit 43,750,000	United States Dollar 12,736,165	(61,017)
8/2/07	New Zealand Dollar 13,323,002	United States Dollar 10,252,050	(7,994)
8/3/07	Philippines Peso 370,750,000	United States Dollar 8,024,371	152,315

9

8/8/07	Philippines Peso 370,750,000	United States Dollar 8,205,520	$(30,938)
8/13/07	Philippines Peso 370,750,000	United States Dollar 8,060,834	111,646
8/17/07	Philippines Peso 370,750,000	United States Dollar 8,209,154	(38,355)
8/6/07	Polish Zloty 160,945,000	Euro 42,514,331	(52,741)
8/6/07	Romanian Leu 80,784,500	Euro 25,041,693	701,605
8/24/07	Serbian Dinar 684,000,000	Euro 8,389,550	210,565
8/6/07	Turkish Lira 17,591,734	United States Dollar 13,839,908	(93,933)
8/20/07	Turkish Lira 10,998,434	United States Dollar 8,506,794	45,646
10/4/07	Ugandan Shilling 668,500,000	United States Dollar 377,279	22,424
10/15/07	Ugandan Shilling 1,096,000,000	United States Dollar 617,813	36,727
8/7/07	Zambia Kwacha 2,250,000,000	United States Dollar 551,700	26,455
11/7/07	Zambia Kwacha 2,250,000,000	United States Dollar 541,490	31,133
			$1,976,532

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/07	273 U.S. Treasury Note	Long	$29,115,979	$29,326,173	$210,194
9/07	80 Nikkei 225	Long	7,208,420	6,856,000	(352,420)
9/07	21 DAX 30 Index	Long	5,556,573	5,471,773	(84,800)
9/07	68 Japan 10 Year Bond	Short	(75,556,872)	(75,964,221)	(407,349)
9/07	165 FTSE/JSE Top 40	Short	(6,293,745)	(6,040,778)	252,967
					$(381,408)

Descriptions of the underlying instruments to Futures Contracts:

US Treasury Note: United States Treasury Note having a maturity of 6½ years or more but less than 10 years. Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. DAX 30 Index: The DAX 30 Index is a Blue Chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Top 40: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

10

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instrument.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC:	Egypt	Buy	$6,000	0.75%	1/20/11	$(30,840)
Citigroup Global Markets:	Indonesia	Buy	10,000	1.73	6/20/11	103,524
	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	22,427
Credit Suisse First Boston, Inc.:	Greece	Buy	20,000	0.195	6/20/20	(55,630)
	Italy	Buy	18,200	0.20	12/20/16	(51,465)
	Philippines
	(Republic of the)	Buy	5,000	1.88	6/20/11	22,427
	Turkey	Buy	5,000	2.87	7/20/11	(200,484)
Goldman Sachs, Inc.:	Greece	Buy	30,000	0.20	6/20/20	(97,333)
	Greece	Buy	50,000	0.29	6/20/15	(538,393)
HSBC Bank USA:	Serbia	Buy	7,000	1.30	5/20/11	31,836
JPMorgan Chase Bank:	Greece	Buy	20,000	0.12625	9/20/17	42,639
	India	Buy	5,000	2.09	9/20/11	44
	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	22,427
	Turkey	Buy	4,000	3.60	4/6/09	(168,658)
	Turkey	Buy	10,000	3.16	4/20/11	(474,326)
Lehman Brothers, Inc.:	Venezuela (Republic of)	Buy	7,500	2.22	12/20/16	812,788
Morgan Stanley:	Turkey	Buy	3,000	3.40	1/29/09	(108,884)
	Turkey	Buy	5,000	4.05	4/6/14	(435,222)
						$(1,103,123)

11

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Capital Bank PLC	36,000,000 MYR	Pay	KLIBOR	3.60%	March 27, 2012	$(106,976)
JP Morgan Chase Bank	12,290,767 BRL	Pay	Brazil Interbank Deposit Rate	10.35%	January 2, 2012	$(198,228)
JP Morgan Chase Bank	10,533,705 BRL	Pay	Brazil Interbank Deposit Rate	12.73%	January 2, 2012	$491,071
Merrill Lynch Capital Services	241,500,000 INR	Receive	MIBOR	7.85%	March 30, 2012	$(104,507)
						$81,360

At July 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$652,123,451
Gross unrealized appreciation	$4,710,424
Gross unrealized depreciation	(9,923,565)
Net unrealized depreciation	$(5,213,141)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at July 31, 2007 on a federal income tax basis was 911,566.

12

Eaton Vance Tax-Managed Dividend Income Fund                                                                          as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.8%

Security	Shares	Value
Aerospace & Defense — 1.4%
General Dynamics Corp.	350,000	$27,496,000
		$27,496,000
Capital Markets — 4.1%
Goldman Sachs Group, Inc. (The)	200,000	$37,668,000
Merrill Lynch & Co., Inc.	550,000	40,810,000
		$78,478,000
Commercial Banks — 7.5%
Bank of America Corp.	1,050,000	$49,791,000
Wachovia Corp.	1,000,000	47,210,000
Wells Fargo & Co.	1,400,000	47,278,000
		$144,279,000
Communications Equipment — 1.5%
Nokia Oyj ADR (1)	1,000,000	$28,640,000
		$28,640,000
Computer Peripherals — 1.4%
International Business Machines Corp.	250,000	$27,662,500
		$27,662,500
Diversified Financial Services — 3.5%
Citigroup, Inc.	1,025,000	$47,734,250
JPMorgan Chase & Co.	450,000	19,804,500
		$67,538,750
Diversified Telecommunication Services — 6.5%
AT&T, Inc.	1,250,000	$48,950,000
Citizens Communications Co.	2,150,000	31,024,500
Verizon Communications, Inc.	1,050,000	44,751,000
		$124,725,500
Electric Utilities — 7.4%
Ceske Energeticke Zavody AS (2)	225,000	$11,722,163
E. ON AG (2)	125,000	19,679,653
Edison International	550,000	29,089,500
FirstEnergy Corp.	500,000	30,375,000
Fortum Oyj (2)	1,000,000	32,276,533
Iberdrola S.A. (2)	350,000	19,478,609
		$142,621,458
Energy Equipment & Services — 1.9%
GlobalSantaFe Corp. (2)	500,000	$35,855,000
		$35,855,000

1

Food Products — 2.0%
Nestle SA (2)	100,000	$38,366,693
		$38,366,693
Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	600,000	$28,722,000
		$28,722,000
Household Durables — 1.4%
Stanley Works (The)	500,000	$27,665,000
		$27,665,000
Household Products — 3.0%
Kimberly-Clark Corp.	675,000	$45,407,250
Kimberly-Clark de Mexico S.A. de C.V. (2)	3,000,000	11,872,230
		$57,279,480
Industrial Conglomerates — 2.5%
General Electric Co.	1,250,000	$48,450,000
		$48,450,000
Insurance — 5.9%
Chubb Corp. (The)	500,000	$25,205,000
Lincoln National Corp.	400,000	24,128,000
Progressive Corp.	1,625,000	34,092,500
St. Paul Travelers Cos., Inc.	600,000	30,468,000
		$113,893,500
Metals & Mining — 5.6%
Freeport-McMoRan Copper & Gold, Inc.	300,000	$28,194,000
Nucor Corp.	450,000	22,590,000
Southern Copper Corp.	500,000	56,355,000
		$107,139,000
Multiline Retail — 1.4%
J.C. Penney Company, Inc.	400,000	$27,216,000
		$27,216,000
Multi-Utilities — 2.1%
United Utilities PLC (2)	2,000,000	$27,190,247
Veolia Environnement (2)	168,750	12,544,860
		$39,735,107
Oil, Gas & Consumable Fuels — 12.4%
ChevronTexaco Corp.	550,000	$46,893,000
ConocoPhillips	650,000	52,546,000
ENI SpA ADR	700,000	48,832,000
Exxon Mobil Corp.	550,000	46,821,500
Marathon Oil Corp.	800,000	44,160,000
		$239,252,500

2

Pharmaceuticals — 5.0%
GlaxoSmithKline PLC ADR	600,000	$30,648,000
Johnson & Johnson	700,000	42,350,000
Wyeth	500,000	24,260,000
		$97,258,000
Real Estate Investment Trusts (REITs) — 1.8%
Host Hotels & Resorts, Inc.	800,000	$16,896,000
Simon Property Group, Inc.	200,000	17,306,000
		$34,202,000
Residential REITs — 0.9%
AvalonBay Communities, Inc.	160,000	$17,275,200
		$17,275,200
Road & Rail — 1.5%
Canadian National Railway Co. (2)	575,000	$29,974,750
		$29,974,750
Semiconductors & Semiconductor Equipment — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,261,248	$22,951,667
		$22,951,667
Textiles, Apparel & Luxury Goods — 1.5%
VF Corp.	350,000	$30,026,500
		$30,026,500
Thrifts & Mortgage Finance — 1.5%
Freddie Mac	500,000	$28,635,000
		$28,635,000
Tobacco — 2.4%
Altria Group, Inc.	700,000	$46,529,000
		$46,529,000
Total Common Stocks (identified cost $1,520,641,233)		$1,711,867,605

Preferred Stocks — 9.4%

Security	Shares	Value
Auto Components — 0.3%
Porsche International Finance PLC, 7.20% (2)(3)	55,000	$5,614,125
		$5,614,125
Capital Markets — 0.2%
UBS Preferred Funding Trust I, 8.622% (3)(4)	43,700	$4,883,755
		$4,883,755

3

Commercial Banks — 3.3%
Abbey National Capital Trust I, 8.963% (3)(4)	47,500	$6,003,002
Auction Pass-Through Trust 2006-5B - USB H, 0.000% (4)(5)	40	1,138,500
Auction Pass-Through Trust 2006-6B - USB H, 0.000% (4)(5)	40	1,138,500
Deutsche Bank Capital Funding Trust VIII, 6.375%	115,000	2,760,000
Deutsche Bank Contingent Capital Trust II, 6.55%	160,000	3,904,000
First Republic Bank, 6.25%	95,000	2,371,200
First Republic Bank, 6.70%	302,000	7,565,100
HBOS PLC, 6.657% (2)(3)(4)(5)	16,000	1,478,312
HSBC Capital Funding LP, 10.176% (2)(3)(4)(5)	32,500	4,576,838
HSBC Capital Funding LP, 9.547% (2)(3)(4)(5)	40,000	4,459,600
Royal Bank of Scotland Group PLC, 5.75% (2)	246,000	5,357,880
Royal Bank of Scotland Group PLC, 9.118% (2)(3)	50,000	5,591,245
Standard Chartered PLC, 6.409% (2)(3)(4)(5)	170,000	15,547,214
Standard Chartered PLC, 7.014% (2)(3)(4)(5)	12,000	1,096,105
		$62,987,496
Diversified Financial Services — 1.2%
Bank of America Corp., Series D, 6.204%	400,000	$10,000,000
ING Groep NV, 6.125% (2)	242,000	5,556,320
IXE Banco SA, 9.75% (2)(3)(5)	50,000	5,270,005
Structured Auction Rate Securities/Stock Custodial-Receipts Merrill H, 6.0% (4)(5)	2,100	2,075,250
		$22,901,575
Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25% (5)	13,250	$1,142,399
		$1,142,399
Insurance — 2.2%
Aegon NV, 6.375% (2)	46,000	$1,092,040
Aegon NV, 6.50% (2)	159,000	3,812,820
Arch Capital Group, Ltd., 7.875% (2)	26,500	682,375
Arch Capital Group, Ltd., 8.00% (2)	185,500	4,876,795
AXA SA, 6.463% (2)(3)(4)(5)	50,000	4,467,540
Endurance Specialty Holdings, Ltd., 7.75% (2)	181,550	4,723,931
ING Capital Funding Trust III, 8.439% (3)(4)	37,500	4,097,381
MetLife, Inc., 6.50%	496,000	12,390,080
PartnerRe, Ltd., 6.50% (2)	52,000	1,196,000
PartnerRe, Ltd., 6.75% (2)	139,700	3,354,197
RenaissanceRe Holdings, Ltd., 6.08% (2)	82,000	1,705,600
		$42,398,759

4

Investment Services — 0.8%
Kinder Morgan GP, Inc., 8.33% (4)	4,000	$4,000,000
Preferred Pass-Through Trust 2006, Series 07-A Mer, Class B, 11.24% (4)(5)	300,000	7,181,910
Ram Holdings, Ltd., 7.50% (2)(4)(5)	5,000	5,053,438
		$16,235,348
Real Estate — 0.2%
Duke Realty Corp., 6.95%	120,000	$2,956,800
		$2,956,800
Real Estate Investment Trusts (REITs) — 0.7%
AMB Property Corp., 6.75%	79,900	$1,861,670
BRE Properties, Series D, 6.75%	40,000	940,000
Health Care Property, 7.10%	150,000	3,622,500
Prologis Trust, 6.75%	65,000	1,558,050
PS Business Parks, Inc., 6.70%	50,000	1,103,500
PS Business Parks, Inc., 7.95%	110,000	2,761,000
Vornado Realty Trust, 6.75%	75,000	1,752,750
		$13,599,470
Thrifts & Mortgage Finance — 0.4%
Indymac Bank FSB, 8.50% (5)	375,000	$8,085,938
		$8,085,938
Total Preferred Stocks (identified cost $187,193,861)		$180,805,665

Other Issues — 0.0%

Security	Shares	Value
Cairn Energy PLC, Class B, Deferred Shares (1)(2)(3)	350,000	$0
Total Other Issues (identified cost $0)		$0

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (6)	$30,487	$30,486,596
Total Short-Term Investments (identified cost, $30,486,596)		$30,486,596
Total Investments — 99.8% (identified cost $1,738,321,690)		$1,923,159,866
Other Assets, Less Liabilities — 0.2%		$4,525,913
Net Assets — 100.0%		$1,927,685,779

5

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2007.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $62,711,549 or 3.3% of the Fund’s net assets.

(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $284,831.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	83.1%	$1,598,686,748
United Kingdom	3.4	65,297,442
Switzerland	2.0	38,366,692
Cayman Islands	1.9	35,855,000
Finland	1.7	32,276,533
Canada	1.6	29,974,750
Bermuda	1.1	21,592,336
Germany	1.0	19,679,653
Spain	1.0	19,478,609
Mexico	0.9	17,142,235
France	0.9	17,012,400
Czech Republic	0.6	11,722,163
Netherlands	0.5	10,461,180
Ireland	0.3	5,614,125
	100.0%	$1,923,159,866

The Fund did not have any open financial instruments at July 31, 2007.

6

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,738,314,303
Gross unrealized appreciation	$233,173,629
Gross unrealized depreciation	(48,328,066)
Net unrealized appreciation	$184,845,563

The net unrealized appreciation on foreign currency at July 31, 2007 was $42,838.

7

Eaton Vance Tax-Managed International Equity Fund as of July 31, 2007 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $174,532,316 and the Fund owned approximately 52.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio                                                                                     as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Airlines — 0.8%
Air France-KLM	62,000	$2,792,089
		$2,792,089
Auto Components — 0.5%
Aisin Seiki Co., Ltd.	40,000	$1,564,001
		$1,564,001
Automobiles — 2.2%
Honda Motor Co., Ltd.	106,000	$3,829,409
Toyota Motor Corp.	60,000	3,629,178
		$7,458,587
Beverages — 4.0%
Coca-Cola Icecek Uretim AS	100,000	$915,364
Diageo PLC	150,000	3,065,330
Fomento Economico Mexicano SA de C.V. ADR	132,000	4,886,640
Heineken Holding NV	28,000	1,511,895
InBev NV	37,400	3,013,278
		$13,392,507
Capital Markets — 3.0%
Deutsche Bank AG	17,000	$2,316,760
Invesco PLC ADR	115,000	2,896,850
UBS AG	84,000	4,644,166
		$9,857,776
Chemicals — 1.7%
Agrium, Inc.	75,000	$3,144,000
BASF AG	20,000	2,588,048
		$5,732,048
Commercial Banks — 14.6%
Anglo Irish Bank Corp. PLC	77,400	$1,434,152
Australia and New Zealand Banking Group, Ltd.	138,500	3,338,260
Banco Bilbao Vizcaya Argentaria SA	116,700	2,858,322
Banco Santander Central Hispano SA	300,000	5,716,318
Bank of Ireland	120,000	2,242,303
Barclays PLC	480,000	6,745,221
BNP Paribas SA	26,500	2,914,498
Commerzbank AG	85,000	3,658,525
Danske Bank A/S	52,700	2,220,575
DBS Group Holdings, Ltd.	300,000	4,481,905
Erste Bank der oesterreichischen Sparkassen AG	43,500	3,274,339

1

Grupo Financiero Banorte SA de C.V.	500,000	$2,227,757
HBOS PLC	50,000	974,090
Intesa Sanpaolo	230,000	1,740,780
Societe Generale	12,300	2,115,189
Woori Finance Holdings Co., Ltd. ADR	34,145	2,632,921
		$48,575,155
Communications Equipment — 1.0%
Nokia Oyj	120,000	$3,429,734
		$3,429,734
Construction & Engineering — 0.8%
Vinci SA	38,000	$2,723,430
		$2,723,430
Construction Materials — 0.9%
Lafarge Malayan Cement Berhad	6,000,000	$2,940,120
		$2,940,120
Consumer Finance — 1.1%
Orix Corp.	15,300	$3,653,743
		$3,653,743
Diversified Financial Services — 2.6%
Fortis	35,000	$1,380,731
ING Groep NV	130,439	5,509,212
VTB Bank OJSC (1)	166,000	1,767,900
		$8,657,843
Diversified Telecommunication Services — 4.8%
BT Group PLC	1,130,000	$7,164,976
Koninklijke KPN NV	350,000	5,417,986
Telenor ASA (1)	65,000	1,190,093
TeliaSonera AB	300,000	2,268,151
		$16,041,206
Electric Utilities — 4.4%
E.ON AG	19,340	$3,044,836
E.ON AG ADR	51,350	2,687,145
Enel SPA	460,000	4,750,997
Scottish and Southern Energy PLC	145,000	4,238,685
		$14,721,663
Electronic Equipment & Instruments — 0.6%
Ibiden Co., Ltd.	27,000	$1,969,539
		$1,969,539

2

Energy Equipment & Services — 3.3%
Acergy SA	300,000	$7,984,520
Tenaris SA ADR	60,000	2,890,200
		$10,874,720
Food & Staples Retailing — 0.8%
Controladora Comercial Mexicana SA de C.V., Unit	1,000,000	$2,760,133
		$2,760,133
Food Products — 1.7%
Nestle SA	15,000	$5,755,004
		$5,755,004
Gas Utilities — 0.4%
Samchully Co., Ltd.	5,000	$1,211,512
		$1,211,512
Health Care Equipment & Supplies — 0.6%
Synthes, Inc.	18,000	$2,096,383
		$2,096,383
Industrial Conglomerates — 2.7%
Keppel Corp., Ltd.	742,000	$6,467,999
Siemens AG ADR	20,000	2,532,600
		$9,000,599
Insurance — 3.5%
Aviva PLC	156,700	$2,178,653
AXA SA	145,900	5,696,614
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	3,618,597
		$11,493,864
Machinery — 4.2%
Atlas Copco AB, Class B	186,000	$2,975,826
Komatsu, Ltd.	250,000	7,850,498
SKF AB ADR	50,000	1,061,160
Vallourec SA	8,000	2,070,430
		$13,957,914
Marine — 0.7%
Cosco Corp. Singapore, Ltd.	700,000	$2,322,254
		$2,322,254
Metals & Mining — 9.4%
Anglo American PLC, ADR	127,400	$3,736,642
BHP Billiton, Ltd.	100,000	3,202,167
BlueScope Steel, Ltd.	225,000	2,090,443

3

Companhia Vale do Rio Doce ADR	110,000	$4,656,300
JSC Norilsk Nickel ADR	16,000	3,584,000
Rio Tinto, Ltd.	97,500	7,640,754
Silver Wheaton Corp. (1)	280,000	3,838,800
Teck Cominco, Ltd., Class B	54,000	2,392,133
		$31,141,239
Multi-Utilities — 1.8%
RWE AG	58,000	$6,164,003
		$6,164,003
Office Electronics — 1.8%
Canon, Inc.	111,250	$5,850,412
		$5,850,412
Oil, Gas & Consumable Fuels — 6.2%
ENI SPA	75,000	$2,626,080
Norsk Hydro ASA	100,000	3,853,732
Petroleo Brasileiro SA ADR	90,000	5,026,500
Sibir Energy PLC (1)	170,000	1,658,401
Total SA	96,000	7,564,005
		$20,728,718
Pharmaceuticals — 2.6%
Novartis AG	50,000	$2,693,401
Roche Holding AG	33,500	5,925,173
		$8,618,574
Real Estate Management & Development — 0.6%
Sun Hung Kai Properties, Ltd.	155,000	$1,971,219
		$1,971,219
Road & Rail — 1.3%
Canadian Pacific Railway, Ltd.	61,000	$4,484,664
		$4,484,664
Software — 5.0%
Nintendo Co., Ltd.	29,000	$13,911,287
UbiSoft Entertainment SA (1)	40,000	2,606,853
		$16,518,140
Tobacco — 0.9%
British American Tobacco PLC	95,000	$3,071,427
		$3,071,427
Trading Companies & Distributors — 1.8%
Mitsubishi Corp.	200,000	$5,876,424
		$5,876,424

4

Wireless Telecommunication Services — 4.9%
Bouygues SA	35,000	$2,804,795
China Mobile, Ltd. ADR	65,000	3,730,350
Philippine Long Distance Telephone Co. ADR	60,300	3,446,748
Turkcell Iletisim Hizmetleri AS ADR	200,000	3,536,000
Vodafone Group PLC ADR	95,000	2,883,250
		$16,401,143
Total Common Stocks (identified cost $208,315,701)		$323,807,787

Short-Term Investments — 2.3%

	Interest
Security	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (2)	$7,573	$7,573,426
Total Short-Term Investments (identified cost, $7,573,426)		$7,573,426
Total Investments — 99.5% (identified cost $215,889,127)		$331,381,213
Other Assets, Less Liabilities — 0.5%		$1,502,329
Net Assets — 100.0%		$332,883,542

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $45,669.

5

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Japan	14.5%	$48,134,491
United Kingdom	11.6%	38,613,524
France	9.4%	31,287,904
Germany	8.0%	26,610,515
Switzerland	6.3%	21,114,127
Australia	4.9%	16,271,624
Canada	4.2%	13,859,597
Singapore	4.0%	13,272,157
Norway	3.9%	13,028,345
Netherlands	3.7%	12,439,093
Mexico	3.0%	9,874,530
Brazil	2.9%	9,682,800
Italy	2.7%	9,117,857
Spain	2.6%	8,574,640
Sweden	1.9%	6,305,137
Russia	1.6%	5,351,900
Turkey	1.3%	4,451,364
Belgium	1.3%	4,394,009
Republic of Korea	1.1%	3,844,433
China	1.1%	3,730,350
Ireland	1.1%	3,676,455
Philippines	1.0%	3,446,748
Finland	1.0%	3,429,734
Austria	1.0%	3,274,339
Malaysia	0.9%	2,940,120
Argentina	0.9%	2,890,200
Denmark	0.7%	2,220,575
Hong Kong	0.6%	1,971,219
Total Common Stocks	97.2%	$323,807,787
Short-Term Investments	2.3%	$7,573,426

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$217,651,109
Gross unrealized appreciation	$114,431,152
Gross unrealized depreciation	(701,048)
Net unrealized appreciation	$113,730,104

6

Eaton Vance Tax-Managed Mid-Cap Core Fund as of July 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $36,468,729 and the Fund owned approximately 34.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio                                                                                                as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	18,200	$885,430
Expeditors International of Washington, Inc.	28,300	1,264,444
		$2,149,874
Airlines — 0.6%
SkyWest, Inc.	26,000	$580,060
		$580,060
Automobiles — 1.0%
Thor Industries, Inc.	25,000	$1,025,500
		$1,025,500
Capital Markets — 5.3%
Affiliated Managers Group, Inc. (1)	18,800	$2,124,400
Federated Investors, Inc., Class B	28,000	1,008,280
Nuveen Investments, Inc., Class A	21,000	1,283,940
SEI Investments Co.	44,600	1,215,796
		$5,632,416
Chemicals — 2.9%
Albemarle Corp.	35,200	$1,416,096
RPM International, Inc.	70,000	1,645,700
		$3,061,796
Commercial Banks — 3.8%
City National Corp.	22,000	$1,557,380
Cullen/Frost Bankers, Inc.	26,700	1,326,189
TCF Financial Corp.	45,000	1,106,550
		$3,990,119
Commercial Services & Supplies — 0.8%
FTI Consulting, Inc. (1)	21,000	$861,630
		$861,630
Computer Peripherals — 1.9%
Diebold, Inc.	38,500	$1,950,795
		$1,950,795
Construction & Engineering — 1.9%
Jacobs Engineering Group, Inc. (1)	33,000	$2,033,790
		$2,033,790
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	9,000	$1,233,000
		$1,233,000

1

Containers & Packaging — 1.4%
Sonoco Products Co.	40,300	$1,477,801
		$1,477,801
Diversified Consumer Services — 1.2%
Apollo Group, Inc., Class A (1)	21,500	$1,270,865
		$1,270,865
Electric Utilities — 1.4%
DPL, Inc.	56,600	$1,504,428
		$1,504,428
Electrical Equipment — 6.1%
AMETEK, Inc.	42,000	$1,638,840
Cooper Industries Ltd. Class A	35,200	1,862,784
Franklin Electric Co., Inc.	20,000	931,600
Genlyte Group, Inc. (The) (1)	10,000	695,700
Hubbell, Inc., Class B	23,000	1,325,950
		$6,454,874
Electronic Equipment & Instruments — 4.0%
Amphenol Corp., Class A	55,000	$1,884,300
CDW Corp. (1)	7,000	589,190
National Instruments Corp.	55,000	1,779,250
		$4,252,740
Energy Equipment & Services — 5.0%
FMC Technologies, Inc. (1)	29,000	$2,654,080
Grant Prideco, Inc. (1)	20,000	1,122,000
Tetra Technologies, Inc. (1)	52,000	1,446,120
		$5,222,200
Food & Staples Retailing — 1.0%
Ruddick Corp.	36,000	$1,000,800
		$1,000,800
Food Products — 2.2%
Corn Products International, Inc.	26,000	$1,160,120
Hormel Foods Corp.	35,000	1,204,700
		$2,364,820
Gas Utilities — 4.5%
AGL Resources, Inc.	41,100	$1,549,470
Piedmont Natural Gas Co., Inc.	61,200	1,419,228
Questar Corp.	34,000	1,750,660
		$4,719,358
Health Care Equipment & Supplies — 8.4%
Beckman Coulter, Inc.	11,400	$807,348
Biomet, Inc.	8,000	364,240

2

C.R. Bard, Inc.	15,800	$1,239,826
DENTSPLY International, Inc.	45,800	1,671,242
Mentor Corp.	24,000	944,400
Respironics, Inc. (1)	48,500	2,218,875
Varian Medical Systems, Inc. (1)	39,000	1,591,200
		$8,837,131
Health Care Providers & Services — 2.5%
Henry Schein, Inc. (1)	21,000	$1,141,140
Owens & Minor, Inc.	38,000	1,461,100
		$2,602,240
Hotels, Restaurants & Leisure — 3.4%
Applebee’s International, Inc.	43,000	$1,057,800
International Speedway Corp. Class A	25,200	1,206,828
Sonic Corp. (1)	63,850	1,319,141
		$3,583,769
Household Durables — 1.9%
Harman International Industries, Inc.	11,000	$1,276,000
Mohawk Industries, Inc. (1)	8,500	765,085
		$2,041,085
Insurance — 4.0%
Cincinnati Financial Corp.	21,000	$823,200
HCC Insurance Holdings, Inc.	45,000	1,317,600
Markel Corp. (1)	2,300	1,070,650
Protective Life Corp.	24,000	1,032,480
		$4,243,930
IT Services — 2.1%
Cognizant Technology Solutions Corp., Class A (1)	15,000	$1,214,700
Fiserv, Inc. (1)	20,200	998,284
		$2,212,984
Machinery — 4.0%
Donaldson Co., Inc.	35,000	$1,273,650
Dover Corp.	30,300	1,545,300
Graco, Inc.	34,200	1,403,568
		$4,222,518
Media — 2.5%
E.W. Scripps Co.	20,900	$856,273
Washington Post Co. (The), Class B	2,200	1,739,650
		$2,595,923
Metals & Mining — 0.6%
Commercial Metals Co.	20,000	$616,800
		$616,800

3

Multiline Retail — 1.0%
Family Dollar Stores, Inc.	37,000	$1,095,940
		$1,095,940
Multi-Utilities — 2.5%
NSTAR	40,000	$1,258,000
OGE Energy Corp.	42,300	1,402,245
		$2,660,245
Office Electronics — 1.2%
Zebra Technologies Corp. Class A (1)	36,275	$1,314,243
		$1,314,243
Oil, Gas & Consumable Fuels — 3.0%
Holly Corp.	35,000	$2,358,650
Peabody Energy Corp.	20,000	845,200
		$3,203,850
Pharmaceuticals — 0.7%
Mylan Laboratories, Inc.	47,000	$753,410
		$753,410
Real Estate Investment Trusts (REITs) — 1.2%
Developers Diversified Realty Corp.	25,300	$1,214,400
		$1,214,400
Semiconductors & Semiconductor Equipment — 1.4%
Microchip Technology, Inc.	42,050	$1,526,836
		$1,526,836
Software — 4.7%
ANSYS, Inc. (1)	36,200	$942,648
Citrix Systems, Inc. (1)	36,500	1,320,205
Fair Isaac Corp.	20,000	785,200
Jack Henry & Associates, Inc. Class A	78,500	1,885,570
		$4,933,623
Specialty Retail — 2.3%
O’Reilly Automotive, Inc. (1)	45,000	$1,498,950
Ross Stores, Inc.	32,500	940,225
		$2,439,175
Tobacco — 2.3%
Universal Corp./Richmond, VA	43,000	$2,374,030
		$2,374,030
Trading Companies & Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	23,000	$1,156,670
		$1,156,670

4

Total Common Stocks (identified cost $81,427,633)	$104,415,668
Total Investments — 99.0% (identified cost $81,427,633)	$104,415,668
Other Assets, Less Liabilities — 1.0%	$1,092,497
Net Assets — 100.0%	$105,508,165

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$81,494,803
Gross unrealized appreciation	$23,965,457
Gross unrealized depreciation	(1,044,592)
Net unrealized appreciation	$22,920,865

5

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of July 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) (formerly Eaton Vance Tax-Managed Multi-Cap Opportunity Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) (formerly Tax-Managed Multi-Cap Opportunity Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $79,613,567 and the Fund owned approximately 42.5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio                                                                                         as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.0%

Security	Shares	Value
Biotechnology — 5.0%
Arena Pharmaceuticals, Inc. (1)(2)	1,000	$11,430
Celgene Corp. (1)	66,000	3,996,960
Cephalon, Inc. (1)(2)	46,000	3,456,440
Genzyme Corp. (1)	30,000	1,892,100
		$9,356,930
Capital Markets — 0.0%
FCStone Group, Inc. (1)	40	$1,922
		$1,922
Chemicals — 0.1%
Potash Corporation of Saskatchewan, Inc.	1,500	$121,110
		$121,110
Commercial Banks — 0.5%
National Bank of Greece SA Sponsored ADR (2)	77,000	$910,910
		$910,910
Communications Equipment — 10.3%
BigBand Networks, Inc. (1)(2)	893	$11,609
CommScope, Inc. (1)(2)	109,000	5,932,870
Research in Motion, Ltd. (1)	41,955	8,978,370
Riverbed Technology, Inc. (1)(2)	99,000	4,371,840
		$19,294,689
Computer Peripherals — 1.6%
Apple, Inc. (1)	22,500	$2,964,600
		$2,964,600
Construction & Engineering — 8.0%
Fluor Corp.	26,800	$3,095,668
Foster Wheeler, Ltd. (1)	105,600	11,868,384
		$14,964,052
Containers & Packaging — 1.2%
Owens-Illinois, Inc. (1)	55,100	$2,202,898
		$2,202,898
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. (1)(2)	100	$3,880
Capella Education Co. (1)	100	4,471
DeVry, Inc.	71,000	2,300,400
		$2,308,751

1

Electrical Equipment — 1.0%
General Cable Corp. (1)	18,000	$1,431,000
Solaria Energia y Medio Ambiente S.A. (1)	18,279	410,348
		$1,841,348
Energy Equipment & Services — 1.1%
Diamond Offshore Drilling, Inc. (2)	20,000	$2,063,600
		$2,063,600
Exchange Traded Funds — 0.9%
LYXOR CAC 40	22,000	$1,777,370
		$1,777,370
Food & Staples Retailing — 1.9%
Shoppers Drug Mart Corp.	53,000	$2,594,034
Susser Holdings Corp. (1)	66,563	985,798
		$3,579,832
Food Products — 1.8%
Pilgrim’s Pride Corp. (2)	98,000	$3,300,640
		$3,300,640
Health Care Equipment & Supplies — 0.5%
American Medical Systems Holdings, Inc. (1)(2)	47,000	$859,160
Thoratec Corp. (1)(2)	625	12,131
		$871,291
Health Care Providers & Services — 1.3%
DaVita, Inc. (1)	16,075	$851,010
Henry Schein, Inc. (1)	28,000	1,521,520
		$2,372,530
Hotels, Restaurants & Leisure — 1.6%
Cheesecake Factory, Inc. (1)(2)	45,000	$1,107,900
Scientific Games Corp., Class A (1)(2)	53,000	1,818,430
		$2,926,330
Industrial Conglomerates — 0.0%
McDermott International, Inc. (1)	100	$8,294
		$8,294
Insurance — 0.0%
Progressive Corp.	400	$8,392
		$8,392
Internet & Catalog Retail — 0.6%
Priceline.com, Inc. (1)(2)	17,500	$1,116,500
		$1,116,500

2

Internet Software & Services — 4.8%
Ariba, Inc. (1)	113,307	$946,113
DealerTrack Holdings, Inc. (1)	32,500	1,171,950
Equinix, Inc. (1)(2)	500	43,455
Google, Inc., Class A (1)	10,892	5,554,920
Omniture, Inc. (1)(2)	1,000	22,850
Skillsoft PLC Sponsored ADR (1)	150,000	1,276,500
Switch & Data Facilities Co., Inc. (1)(2)	3,448	54,478
		$9,070,266
IT Services — 2.1%
MasterCard, Inc., Class A (2)	12,000	$1,929,600
MoneyGram International, Inc. (2)	80,996	2,072,688
WNS Holdings, Ltd. ADR (1)	52	1,300
		$4,003,588
Machinery — 0.7%
Flowserve Corp.	1,000	$72,270
Titan International, Inc. (2)	40,000	1,181,600
		$1,253,870
Media — 2.8%
Comcast Corp., Class A (1)	68,876	$1,809,373
RCN Corp. (1)	100,000	1,783,000
Virgin Media, Inc.	65,000	1,614,600
		$5,206,973
Metals & Mining — 7.9%
Aber Diamond Corp. (2)	16,927	$630,192
Bolnisi Gold NL (1)	100	236
Gammon Gold, Inc. (1)	321,000	3,601,620
Golden Star Resources, Ltd. (1)	502,000	1,867,440
Thompson Creek Metals Co., Inc. (1)	430,000	8,364,411
United States Steel Corp.	1,000	98,290
Western Copper Corp. (1)	110,000	181,316
		$14,743,505
Oil, Gas & Consumable Fuels — 9.9%
CNX Gas Corp. (1)(2)	40,000	$1,069,200
ConocoPhillips	42,000	3,395,280
Goodrich Petroleum Corp. (1)(2)	1,000	30,090
Hess Corp.	93,400	5,716,080
Occidental Petroleum Corp.	21,000	1,191,120
Quicksilver Resources, Inc. (1)(2)	61,000	2,569,320
SXR Uranium One, Inc. (1)(2)	398,909	4,621,404
W&T Offshore, Inc. (2)	1,000	23,420
		$18,615,914

3

Personal Products — 2.3%
Herbalife, Ltd.	35,730	$1,464,215
Playtex Products, Inc. (1)	160,494	2,874,448
		$4,338,663
Pharmaceuticals — 6.1%
Abbott Laboratories	30,000	$1,520,701
Elan Corp. PLC Sponsored ADR (1)(2)	189,000	3,539,970
Flamel Technologies SA Sponsored ADR (1)	100	1,695
Ipsen SA	14,500	769,488
Shire Pharmaceuticals Group PLC ADR	75,000	5,534,250
		$11,366,104
Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.	43,210	$624,384
MFA Mortgage Investments, Inc. REIT	1,000	7,020
		$631,404
Real Estate Management & Development — 0.0%
Move, Inc. (1)	1,013	$3,394
		$3,394
Semiconductors & Semiconductor Equipment — 2.7%
Atheros Communications, Inc. (1)(2)	69,000	$1,923,720
Cavium Networks, Inc. (1)	1,800	42,750
MEMC Electronic Materials, Inc. (1)	50,500	3,096,660
Tessera Technologies, Inc. (1)	500	20,565
		$5,083,695
Software — 1.6%
ACI Worldwide, Inc. (1)	27,000	$824,310
i2 Technologies, Inc. (1)(2)	133,000	2,159,920
		$2,984,230
Specialty Retail — 0.6%
GameStop Corp., Class A (1)	26,000	$1,049,100
		$1,049,100
Thrifts & Mortgage Finance — 0.0%
BankUnited Financial Corp., Class A (2)	500	$8,420
		$8,420
Tobacco — 3.3%
Lowes Corp. - Carolina Group	82,773	$6,273,366
		$6,273,366

4

Wireless Telecommunication Services — 4.3%
NII Holdings, Inc., Class B (1)(2)	58,000	$4,873,160
Philippine Long Distance Telephone Co. Sponsored ADR	1,000	57,160
Rogers Communications, Inc., Class B (2)	69,000	3,125,010
		$8,055,330
Total Common Stocks (identified cost $116,254,456)		$164,679,811

Short-Term Investments — 32.6%

Description	Shares/Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31% (3)(4)	46,370	$46,369,717
Investment in Cash Management Portfolio, 4.86% (4)	14,689	14,689,201
Total Short-Term Investments (identified cost, $61,058,918)		$61,058,918
Total Investments — 120.6% (identified cost $177,313,374)		$225,738,729
Other Assets, Less Liabilities — (20.6)%		$(38,514,733)
Net Assets — 100.0%		$187,223,996

ADR	—	American Depository Receipt
CAC 40	—	Continuous Assisted Quotation, French Stock Market Index
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at July 31, 2007.
(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC and net income allocated from the investment in Cash Management Portfolio for the three months ended July 31, 2007 were $684,008 and $71,839, respectively.

The Portfolio did not have any open financial instruments at July 31, 2007.

5

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$177,850,776
Gross unrealized appreciation	$49,907,104
Gross unrealized depreciation	(2,019,151)
Net unrealized appreciation	$47,887,953

6

Eaton Vance Tax-Managed Small-Cap Growth Fund as of July 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $124,525,176 and the Fund owned approximately 71.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Growth Portfolio                                                                                        as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 4.5%
AAR Corp. (1)	53,680	$1,601,274
Alliant Techsystems, Inc. (1)	28,230	2,797,875
Ceradyne, Inc. (1)	45,230	3,375,515
		$7,774,664
Auto Components — 0.3%
Noble International, Ltd.	29,330	$550,524
		$550,524
Biotechnology — 1.7%
Martek Biosciences Corp. (1)	112,850	$2,891,217
		$2,891,217
Capital Markets — 1.4%
Affiliated Managers Group, Inc. (1)	21,790	$2,462,270
		$2,462,270
Chemicals — 5.2%
International Flavors & Fragrances, Inc.	57,230	$2,867,795
Scotts Miracle-Gro Co., Class A	31,920	1,308,401
Terra Industries, Inc. (1)	200,310	4,913,604
		$9,089,800
Commercial Services & Supplies — 2.1%
Clean Harbors, Inc. (1)	18,000	$864,540
FTI Consulting, Inc. (1)	68,170	2,797,015
		$3,661,555
Communications Equipment — 3.0%
3Com Corp. (1)	526,630	$2,106,520
Harris Stratex Networks, Inc., Class A (1)	166,827	2,839,396
Ituran Location and Control, Ltd. (2)	18,572	244,222
		$5,190,138
Computer Peripherals — 0.5%
Stratasys, Inc. (1)	19,950	$877,999
		$877,999
Construction & Engineering — 2.8%
Foster Wheeler, Ltd. (1)(2)	43,150	$4,849,628
		$4,849,628
Diversified Consumer Services — 0.7%
DeVry, Inc.	38,850	$1,258,740
		$1,258,740

1

Electric Utilities — 0.8%
ITC Holdings Corp.	34,536	$1,452,239
		$1,452,239
Electronic Equipment & Instruments — 4.2%
Daktronics, Inc.	92,470	$1,965,912
FLIR Systems, Inc. (1)	70,155	3,062,266
Zygo Corp. (1)	189,400	2,276,588
		$7,304,766
Energy Equipment & Services — 8.6%
Allis-Chalmers Energy, Inc. (1)	135,230	$3,245,520
Dresser-Rand Group, Inc. (1)	89,997	3,338,889
Hornbeck Offshore Services, Inc. (1)	35,425	1,525,046
Input/Output, Inc. (1)	207,670	2,959,297
NATCO Group, Inc. (1)	65,755	3,043,799
Willbros Group, Inc. (1)(2)	28,571	900,558
		$15,013,109
Health Care Equipment & Supplies — 9.9%
Cooper Cos., Inc., (The)	52,930	$2,653,381
DJ Orthopedics, Inc. (1)	46,800	2,222,064
IDEXX Laboratories, Inc. (1)	14,900	1,493,874
Respironics, Inc. (1)	58,950	2,696,963
Sirona Dental Systems, Inc. (1)	74,730	2,642,453
West Pharmaceutical Services, Inc.	57,840	2,676,835
Wright Medical Group, Inc. (1)	116,140	2,811,749
		$17,197,319
Health Care Providers & Services — 1.5%
MWI Veterinary Supply, Inc. (1)	33,590	$1,298,925
VCA Antech, Inc. (1)	34,050	1,339,527
		$2,638,452
Hotels, Restaurants & Leisure — 0.8%
Cheesecake Factory, Inc. (The) (1)	59,650	$1,468,583
		$1,468,583
Household Durables — 3.5%
Jarden Corp. (1)	90,000	$3,251,700
Universal Electronics, Inc. (1)	82,340	2,901,662
		$6,153,362
Household Products — 1.5%
Church & Dwight Co., Inc.	53,420	$2,620,785
		$2,620,785

2

Insurance — 4.0%
Philadelphia Consolidated Holding Corp. (1)	69,110	$2,497,635
Protective Life Corp.	56,610	2,435,362
Security Capital Assurance, Ltd. (2)	83,370	1,932,517
		$6,865,514
IT Services — 2.7%
Euronet Worldwide, Inc. (1)	97,430	$2,475,696
MoneyGram International, Inc.	86,300	2,208,417
		$4,684,113
Life Sciences Tools & Services — 0.4%
Bruker BioSciences Corp. (1)	86,030	$673,615
		$673,615
Machinery — 4.5%
Kadant, Inc. (1)	77,360	$2,084,852
Oshkosh Truck Corp.	45,800	2,622,050
Titan International, Inc.	103,300	3,051,482
		$7,758,384
Media — 3.3%
Central European Media Enterprises, Ltd. (1)(2)	33,420	$3,090,682
Courier Corp.	70,110	2,640,343
		$5,731,025
Metals & Mining — 3.2%
Aber Diamond Corp. (2)	80,000	$2,978,974
IAMGOLD Corp. (2)	143,126	1,186,515
Meridian Gold, Inc. (1)(2)	30,460	859,886
RTI International Metals, Inc. (1)	5,780	458,007
		$5,483,382
Oil, Gas & Consumable Fuels — 8.1%
Denbury Resources, Inc. (1)	88,600	$3,544,000
Forest Oil Corp. (1)	77,860	3,150,994
Petrohawk Energy Corp. (1)	205,670	3,082,993
Quicksilver Resources, Inc. (1)	30,995	1,305,509
Range Resources Corp.	79,215	2,942,045
		$14,025,541
Personal Products — 3.4%
Herbalife, Ltd.	69,050	$2,829,669
Playtex Products, Inc. (1)	173,550	3,108,281
		$5,937,950
Pharmaceuticals — 1.2%
Adams Respiratory Therapeutics, Inc. (1)	55,290	$2,046,283
		$2,046,283

3

Road & Rail — 1.7%
Kansas City Southern (1)	65,470	$2,259,370
Landstar System, Inc.	14,420	655,533
		$2,914,903
Semiconductors & Semiconductor Equipment — 2.9%
AMIS Holdings, Inc. (1)	129,760	$1,337,826
Intersil Corp., Class A	32,120	939,510
Verigy, Ltd. (1)(2)	114,980	2,812,411
		$5,089,747
Software — 3.6%
Parametric Technology Corp. (1)	171,650	$3,026,190
Sybase, Inc. (1)	137,400	3,259,128
		$6,285,318
Specialty Retail — 0.8%
Barnes & Noble, Inc.	41,230	$1,383,267
		$1,383,267
Trading Companies & Distributors — 1.4%
GATX Corp.	54,450	$2,469,852
		$2,469,852
Wireless Telecommunication Services — 1.9%
NII Holdings, Inc., Class B (1)	39,500	$3,318,790
		$3,318,790
Total Common Stocks (identified cost $134,129,871)		$167,122,834

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (1)(2)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

4

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Short-Term Investments — 4.2%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (5)	$7,224	$7,223,815
Total Short-Term Investments (identified cost, $7,223,815)		$7,223,815
Total Investments — 100.4% (identified cost $141,913,686)		$174,582,649
Other Assets, Less Liabilities — (0.4)%		$(674,508)
Net Assets — 100.0%		$173,908,141

(1)	Non-income producing security.
(2)	Foreign security.
(3)	Restricted security.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.
(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $48,287.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	89.1%	$155,547,257
Bermuda	5.7	9,872,826
Canada	3.0	5,205,375
Singapore	1.6	2,812,411
Panama	0.5	900,558
Israel	0.1	244,222
	100.0%	$174,582,649

5

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$141,920,792
Gross unrealized appreciation	$37,007,234
Gross unrealized depreciation	(4,345,377)
Net unrealized appreciation	$32,661,857

Restricted Securities

At July 31, 2007, the Portfolio owned the following securities (representing 0.14% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$ 180,000

6

Eaton Vance Tax-Managed Small-Cap Value Fund as of July 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $31,297,398 and the Fund owned approximately 54.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio                                                                                           as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Auto Components — 1.5%
BorgWarner, Inc.	9,700	$838,565
		$838,565
Chemicals — 2.3%
RPM International, Inc.	55,000	$1,293,050
		$1,293,050
Commercial Banks — 10.9%
Boston Private Financial Holdings, Inc.	82,300	$2,097,827
First Midwest Bancorp, Inc.	61,500	2,022,735
UCBH Holdings, Inc.	126,800	2,084,592
		$6,205,154
Commercial Services & Supplies — 1.4%
Pike Electric Corp. (1)	39,700	$788,045
		$788,045
Construction & Engineering — 1.4%
Granite Construction, Inc.	12,000	$779,880
		$779,880
Containers & Packaging — 3.1%
AptarGroup, Inc.	49,000	$1,783,600
		$1,783,600
Electric Utilities — 2.1%
Cleco Corp.	50,400	$1,197,000
		$1,197,000
Electrical Equipment — 2.1%
A.O. Smith Corp.	25,000	$1,213,750
		$1,213,750
Electronic Equipment & Instruments — 4.0%
Aeroflex, Inc. (1)	92,100	$1,292,163
Technitrol, Inc.	38,000	988,000
		$2,280,163
Energy Equipment & Services — 5.9%
Bristow Group, Inc. (1)	15,400	$730,422
Oil States International, Inc. (1)	43,900	1,920,186
Parker Drilling Co. (1)	76,000	715,920
		$3,366,528

1

Food & Staples Retailing — 3.9%
BJ’s Wholesale Club, Inc. (1)	36,000	$1,222,560
Performance Food Group Co. (1)	34,900	1,000,234
		$2,222,794
Food Products — 2.9%
Chiquita Brands International, Inc. (1)	95,500	$1,676,980
		$1,676,980
Gas Utilities — 4.1%
Piedmont Natural Gas Co., Inc.	74,000	$1,716,060
Questar Corp.	12,400	638,476
		$2,354,536
Health Care Equipment & Supplies — 4.1%
PolyMedica Corp.	25,600	$1,033,984
West Pharmaceutical Services, Inc.	28,200	1,305,096
		$2,339,080
Health Care Providers & Services — 3.2%
Owens & Minor, Inc.	47,500	$1,826,375
		$1,826,375
Hotels, Restaurants & Leisure — 2.1%
Applebee’s International, Inc.	28,500	$701,100
CBRL Group, Inc.	13,800	530,334
		$1,231,434
Household Durables — 2.7%
Tupperware Brands Corp.	60,000	$1,560,600
		$1,560,600
Household Products — 3.3%
Church & Dwight Co., Inc.	39,000	$1,913,340
		$1,913,340
Industrial Conglomerates — 3.2%
Teleflex, Inc.	16,000	$1,222,880
Walter Industries, Inc.	23,400	585,000
		$1,807,880
Insurance — 5.2%
IPC Holdings Ltd.	50,100	$1,242,981
Protective Life Corp.	21,300	916,326
Zenith National Insurance Corp.	19,500	787,020
		$2,946,327
Leisure Equipment & Products — 2.0%
RC2 Corp. (1)	32,000	$1,133,120
		$1,133,120

2

Machinery — 5.4%
Albany International Corp., Class A	22,800	$854,544
CLARCOR, Inc.	35,700	1,242,003
Mueller Water Products, Inc., Class A	72,300	1,015,092
		$3,111,639
Oil, Gas & Consumable Fuels — 1.1%
Penn Virginia Corp.	17,000	$657,900
		$657,900
Personal Products — 1.6%
Chattem, Inc. (1)	16,000	$898,560
		$898,560
Road & Rail — 2.8%
Arkansas Best Corp.	32,500	$1,170,975
YRC Worldwide, Inc. (1)	12,800	411,136
		$1,582,111
Semiconductors & Semiconductor Equipment — 5.4%
Diodes, Inc. (1)	46,950	$1,247,461
ON Semiconductor Corp. (1)	153,300	1,812,006
		$3,059,467
Software — 2.9%
Epicor Software Corp. (1)	88,100	$1,150,586
Smith Micro Software, Inc. (1)	38,000	518,700
		$1,669,286
Specialty Retail — 3.6%
Stage Stores, Inc.	72,300	$1,289,832
Tween Brands, Inc. (1)	20,600	788,156
		$2,077,988
Textiles, Apparel & Luxury Goods — 2.2%
Carter’s, Inc. (1)	58,900	$1,246,914
		$1,246,914
Total Common Stocks (identified cost $42,206,543)		$55,062,066
Total Investments — 96.4% (identified cost $42,206,543)		$55,062,066
Other Assets, Less Liabilities — 3.6%		$2,031,084
Net Assets — 100.0%		$57,093,150

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$42,279,871
Gross unrealized appreciation	$14,558,435
Gross unrealized depreciation	(1,776,240)
Net unrealized appreciation	$12,782,195

4

Eaton Vance Tax-Managed Value Fund as of July 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $1,222,249,771 and the Fund owned approximately 89.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Value Portfolio                                                                                                                 as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 3.6%
General Dynamics Corp.	250,000	$19,640,000
Northrop Grumman Corp.	200,000	15,220,000
United Technologies Corp.	200,000	14,594,000
		$49,454,000
Air Freight & Logistics — 0.6%
FedEx Corp.	75,000	$8,305,500
		$8,305,500
Auto Components — 0.8%
BorgWarner, Inc. (1)	125,000	$10,806,250
		$10,806,250
Capital Markets — 6.2%
Bank of New York Mellon Corp. (The)	200,000	$8,510,000
Franklin Resources, Inc.	75,000	9,552,750
Goldman Sachs Group, Inc.	150,000	28,251,000
Lehman Brothers Holdings, Inc. (1)	260,000	16,120,000
Merrill Lynch & Co., Inc.	300,000	22,260,000
		$84,693,750
Chemicals — 1.2%
Air Products and Chemicals, Inc.	190,000	$16,410,300
		$16,410,300
Commercial Banks — 4.0%
Marshall & Ilsley Corp.	125,000	$5,151,250
TCF Financial Corp. (1)	300,000	7,377,000
U.S. Bancorp	200,000	5,990,000
Wachovia Corp.	250,000	11,802,500
Wells Fargo & Co.	700,000	23,639,000
		$53,959,750
Communications Equipment — 1.3%
Nokia Oyj Sponsored ADR	625,000	$17,900,000
		$17,900,000
Computer Peripherals — 5.2%
Hewlett-Packard Co.	700,000	$32,221,000
International Business Machines Corp.	275,000	30,428,750
NCR Corp. (2)	160,000	8,355,200
		$71,004,950

1

Diversified Financial Services — 6.4%
Bank of America Corp.	500,000	$23,710,000
Citigroup, Inc.	700,000	32,599,000
J.P.Morgan Chase & Co.	700,000	30,807,000
		$87,116,000
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	700,000	$27,412,000
Verizon Communications, Inc.	600,000	25,572,000
Windstream Corp.	258,481	3,556,699
		$56,540,699
Electric Utilities — 4.9%
Entergy Corp.	200,000	$19,992,000
Exelon Corp.	400,000	28,060,000
FPL Group, Inc.	325,000	18,762,250
		$66,814,250
Energy Equipment & Services — 2.0%
GlobalSantaFe Corp.	150,000	$10,756,500
Transocean, Inc. (2)	150,000	16,117,500
		$26,874,000
Food & Staples Retailing — 2.6%
Kroger Co.	275,000	$7,139,000
Safeway, Inc. (1)	400,000	12,748,000
Wal-Mart Stores, Inc.	350,000	16,082,500
		$35,969,500
Food Products — 2.3%
Kraft Foods, Inc., Class A	259,509	$8,498,920
Nestle SA (3)	60,000	23,020,015
		$31,518,935
Health Care Providers & Services — 0.8%
Aetna, Inc.	225,000	$10,815,750
		$10,815,750
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	350,000	$16,754,500
		$16,754,500
Household Durables — 0.2%
Lennar Corp., Class A (1)	100,000	$3,066,000
		$3,066,000
Household Products — 1.0%
Kimberly-Clark Corp.	200,000	$13,454,000
		$13,454,000

2

Insurance — 8.3%
Allstate Corp.	100,000	$5,315,000
American International Group, Inc.	450,000	28,881,000
AON Corp.	325,000	13,013,000
Chubb Corp. (The)	250,000	12,602,500
Hartford Financial Services Group, Inc.	250,000	22,967,500
MetLife, Inc.	100,000	6,022,000
Progressive Corp.	200,000	4,196,000
Travelers Cos., Inc. (The)	400,000	20,312,000
		$113,309,000
Machinery — 3.9%
Caterpillar, Inc.	250,000	$19,700,000
Deere & Co.	200,000	24,084,000
Eaton Corp.	100,000	9,718,000
		$53,502,000
Media — 2.7%
Time Warner, Inc.	1,200,000	$23,112,000
Walt Disney Co.	425,000	14,025,000
		$37,137,000
Metals & Mining — 1.7%
Alcoa, Inc.	325,000	$12,415,000
Freeport-McMoRan Copper & Gold, Inc. (1)	113,900	10,704,322
		$23,119,322
Multiline Retail — 1.9%
J.C. Penney Company, Inc.	300,000	$20,412,000
Target Corp.	100,000	6,057,000
		$26,469,000
Multi-Utilities — 1.5%
Dominion Resources, Inc.	250,000	$21,055,000
		$21,055,000
Oil, Gas & Consumable Fuels — 13.8%
Apache Corp.	200,000	$16,150,000
Chevron Corp.	300,000	25,578,000
ConocoPhillips	450,000	36,378,000
Exxon Mobil Corp.	400,000	34,052,000
Hess Corp.	125,000	7,650,000
Marathon Oil Corp.	200,000	11,040,000
Occidental Petroleum Corp.	500,000	28,360,000
Peabody Energy Corp.	300,000	12,678,000
Valero Energy Corp.	250,000	16,752,500
		$188,638,500

3

Paper and Forest Products — 1.0%
Weyerhaeuser Co.	200,000	$14,248,000
		$14,248,000
Pharmaceuticals — 6.4%
Abbott Laboratories	250,000	$12,672,500
Johnson & Johnson	300,000	18,150,000
Merck & Co., Inc.	300,000	14,895,000
Novartis AG ADR	200,000	10,790,000
Wyeth	650,000	31,538,000
		$88,045,500
Real Estate Investment Trusts (REITs) — 2.4%
AMB Property Corp.	110,000	$5,860,800
AvalonBay Communities, Inc.	100,000	10,797,000
General Growth Properties, Inc. (1)	100,000	4,798,000
Host Hotels & Resorts, Inc. (1)	275,000	5,808,000
Public Storage, Inc.	75,000	5,256,750
		$32,520,550
Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	250,000	$20,535,000
		$20,535,000
Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	517,569	$5,253,325
		$5,253,325
Specialty Retail — 1.1%
Home Depot, Inc.	200,000	$7,434,000
TJX Companies, Inc.	250,000	6,937,500
		$14,371,500
Thrifts & Mortgage Finance — 0.4%
Washington Mutual, Inc. (1)	150,000	$5,629,500
		$5,629,500
Tobacco — 1.8%
Altria Group, Inc.	375,000	$24,926,250
		$24,926,250
Wireless Telecommunication Services — 1.2%
Alltel Corp.	250,000	$16,487,500
		$16,487,500
Total Common Stocks (identified cost $862,987,107)		$1,346,705,081

4

Short-Term Investments — 3.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31% (4)(5)	$27,541	$27,540,990
Investment in Cash Management Portfolio, 4.86% (5)	20,030	20,030,181
Total Short-Term Investments (identified cost, $47,571,171)		$47,571,171
Total Investments — 101.9% (identified cost $910,558,278)		$1,394,276,252
Other Assets, Less Liabilities — (1.9)%		$(26,240,484)
Net Assets — 100.0%		$1,368,035,768

ADR	—	American Depository Receipt
(1)		All or a portion of these securities were on loan at July 31, 2007.
(2)		Non-income producing security.
(3)		Foreign security.
(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC and net income allocated from the Investment in Cash Management Portfolio for the three months ended July 31, 2007 were $327,762 and $330,017, respectively.

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$912,003,566
Gross unrealized appreciation	$483,361,385
Gross unrealized depreciation	(1,088,699)
Net unrealized appreciation	$482,272,686

The unrealized appreciation on foreign currency at July 31, 2007 on federal income tax was $14,368.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	September 21, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 21, 2007